As filed with the Securities and Exchange Commission on April 29, 2011

File No. 002-78020

811-03488

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 162	☒

(Check appropriate box or boxes.)

Phoenix Life Variable Accumulation Account

(Exact Name of Registrant)

Phoenix Life Insurance Company

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 29, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A

Versions B, C, D and E are not affected by this filing

[Version A]

Big EdgeGroup Strategic Edge®
The Big Edge Choice® (for New York)The Big Edge Plus®

Phoenix Life Variable Accumulation Account
Issued by: Phoenix Life Insurance Company (“Phoenix”)

PROSPECTUS	April 29, 2011

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account (“Separate Account”) and the Guaranteed Interest Account (“GIA”). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
     Invesco V.I. Capital Appreciation Fund – Series I Shares
     Invesco V.I. Core Equity Fund – Series I Shares1
     Invesco V.I. Mid Cap Core Equity Fund – Series I Shares1
     Invesco Van Kampen V.I. Equity and Income Fund – Series II Shares2
The Alger Portfolios – Class I-2 Shares
     Alger Capital Appreciation Portfolio1
AllianceBernstein Variable Products Series Fund, Inc. – Class B
     AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Calvert Variable Products, Inc.-Class 1
     Calvert VP S&P MidCap 400 Index Portfolio
DWS Investments VIT Funds – Class A
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
Federated Insurance Series
     Federated Fund for U.S. Government Securities II
     Federated High Income Bond Fund II – Primary Shares
     Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
     Fidelity® VIP Contrafund® Portfolio
     Fidelity® VIP Growth Opportunities Portfolio
     Fidelity® VIP Growth Portfolio
     Fidelity® VIP Investment Grade Bond Portfolio
Financial Investors Variable Insurance Trust – Class II
     Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
     Ibbotson Balanced ETF Asset Allocation Portfolio
     Ibbotson Growth ETF Asset Allocation Portfolio
     Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
     Franklin Flex Cap Growth Securities Fund
     Franklin Income Securities Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
     Templeton Growth Securities Fund
Lazard Retirement Series, Inc. – Service Shares
     Lazard Retirement U.S. Small-Mid Cap Equity Portfolio1
Lord Abbett Series Fund, Inc. – Class VC
     Lord Abbett Bond-Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio
Neuberger Berman Advisers Management Trust – Class S
     Neuberger Berman Advisers Management Trust Guardian Portfolio
     Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer Main Street Small- & Mid-Cap Fund®/VA3
PIMCO Variable Insurance Trust – Advisor Class
     PIMCO CommodityRealReturn® Strategy Portfolio
     PIMCO Real Return Portfolio
     PIMCO Total Return Portfolio
The Rydex Variable Trust
     Rydex|SGI VT U.S. Long Short Momentum Fund1
     Rydex VT Inverse Government Long Bond Strategy Fund1
     Rydex VT Nova Fund 1
Sentinel Variable Products Trust
     Sentinel Variable Products Balanced Fund
     Sentinel Variable Products Bond Fund
     Sentinel Variable Products Common Stock Fund
     Sentinel Variable Products Mid Cap Fund
     Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust
     Virtus Capital Growth Series
     Virtus Growth and Income Series
     Virtus International Series
     Virtus Multi-Sector Fixed Income Series
     Virtus Real Estate Securities Series
     Virtus Small-Cap Growth Series
     Virtus Small-Cap Value Series
     Virtus Strategic Allocation Series
Wanger Advisors Trust
     Wanger International
     Wanger International Select
     Wanger Select
     Wanger USA

1Closed to new investors on May 1, 2006.

2Name change effective June 1, 2010: Van Kampen UIF Equity and Income Portfolio to Invesco Van Kampen V.I. Equity and Income Fund.

Name change effective April 30, 2011: Oppenheimer Main Street Small-Cap Fund®/VA to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

See Appendix A for additional information.

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information (“SAI”) dated April 29, 2011 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus. If you have any questions, please contact:

Phoenix Life Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

Glossary of Special Terms

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value:The value of all assets held in the Separate Account.

Accumulation Unit:A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the start of annuity payments.

Accumulation Unit Value:The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

Annuitant:The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract’s Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option:The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit:A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Claim Date:The contract value next determined following receipt of due proof.

Contract:The deferred variable accumulation annuity contracts described in this prospectus.

Contract Owner (owner, you, your):Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.

Contract Value:Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA . For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

Group Contract:

    The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA:An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Inherited/Stretch Annuity:A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

Maturity Date:The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in “The Annuity Period.”

Minimum Initial Payment:The amount that you pay when you purchase a contract. We require minimum initial payments of:

Non-qualified plans—$1,000
Individual Retirement Annuity—$1,000
IRA/Qualified plans—$1,000 annually
Contracts with a Maturity Date in the first contract year—$10,000

Net Asset Value:Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.

Phoenix (our, us, we, company):Phoenix Life Insurance Company.

Spouse:Federal law defines “spouse” under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.

Valuation Date:A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.

Summary of Expenses

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.

    This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the investment options. State premium taxes ranging from 0.00% to 3.5%, depending upon the state, may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Surrender Charge[1] (as a percentage of amount surrendered) for the following contracts:
Big Edge, Big Edge Plus,® Group Strategic Edge® – Allocated
Age of Payment in Complete Years 0	6%
Age of Payment in Complete Years 1	5%
Age of Payment in Complete Years 2	4%
Age of Payment in Complete Years 3	3%
Age of Payment in Complete Years 4	2%
Age of Payment in Complete Years 5	1%
Age of Payment in Complete Years 6 and thereafter	None
Group Strategic Edge® – Unallocated
Age of Payment in Complete Years 0	6%
Age of Payment in Complete Years 4	6%
Age of Payment in Complete Years 5	5%
Age of Payment in Complete Years 6	4%
Age of Payment in Complete Years 7	3%
Age of Payment in Complete Years 8	2%
Age of Payment in Complete Years 9	1%
Age of Payment in Complete Years 10+	None
Big Edge Choice® for New York
Age of Payment in Complete Years 0	7%
Age of Payment in Complete Years 1	6%
Age of Payment in Complete Years 2	5%
Age of Payment in Complete Years 3	4%
Age of Payment in Complete Years 4	3%
Age of Payment in Complete Years 5	2%
Age of Payment in Complete Years 6	1%
Age of Payment in Complete Years 7+	None
Transfer Charge[2]
Current	None
Maximum	$20

[1]	A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See “Deductions and Charges—Surrender Charges.”
[2]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfers.”

    This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

ANNUAL CONTRACT FEE[1]
Big Edge, Big Edge Plus® and Big Edge Choice® for New York
Maximum fee	$35
Group Strategic Edge® – Allocated
Current fee per participant	$15
Maximum fee per participant	$30
Group Strategic Edge® – Unallocated
Current fee per group contract	$300
Maximum fee per group contract	$500
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value) for the following contracts:
Big Edge
Mortality and Expense Risk Fee	1.250%
Daily Administrative Fee	0.000%
Total Separate Account Annual Expenses	1.250%
Big Edge Plus,® Group Strategic Edge® (Allocated & Unallocated)
Mortality and Expense Risk Fee	1.250%
Daily Administrative Fee	0.000%
Total Separate Account Annual Expenses	1.250%
Big Edge Choice® for New York
Mortality and Expense Risk Fee	1.250%
Daily Administrative Fee	0.125%
Total Separate Account Annual Expenses	1.375%

[1]	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”

    The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2010, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.

TOTAL ANNUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.33%	5.31%
Net Annual Fund Operating Expenses[1]	0.33%	5.31%
[1]	Advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2012. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Optional Benefit Fees

    This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.

Big Edge, Big Edge Plus,® Big Edge Choice® for New York GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER FEE[1,2]
(as a percentage of the guaranteed annuitization value)
Current	0.60%
Maximum	1.00%

[1]	The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See “Optional Benefits.”
[2]	For current rates effective in prior periods, please contact the Annuity Operations Division.

EXPENSE EXAMPLES

    If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

Big Edge, Big Edge Plus,® Group Strategic Edge®
(Allocated & Unallocated)

1 Year	3 Years	5 Years	10 Years
$1,184	$2,270	$3,328	$6,081

Big Edge Choice® for New York

1 Year	3 Years	5 Years	10 Years
$1,295	$2,410	$3,481	$6,159

    If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

Big Edge, Big Edge Plus,® Group Strategic Edge®
(Allocated & Unallocated)

1 Year	3 Years	5 Years	10 Years
$653	$1,927	$3,161	$6,081

Big Edge Choice® for New York

1 Year	3 Years	5 Years	10 Years
$665	$1,960	$3,211	$6,159

    These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/10.

    The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table above.

Contract Summary

    This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview

    This contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the investment options provide returns that are variable and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions. There is no guarantee that on the maturity date the contract value will equal or exceed payments made under the contract.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See “The Annuity Period—Annuity Options.”

    Although investment performance is not guaranteed in a variable annuity, the Optional Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled “Optional Benefits” carefully if you think you may be interested in the Optional Benefit rider. When choosing any Optional Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.

Suitability

    Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

    Annuities that are offered to fund a qualified plan or an Individual Retirement Account (“IRA”), do not provide any additional tax deferred advantages. If your only or main investment objective with the qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements

    Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your “free look” period.

Conflicts of Interest

    Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the “Sales of Variable Contracts” section of this prospectus.

Investment Features

Flexible Premium Payments

You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.

Other than the Minimum Initial Payment, there are no required premium payments.

Minimum Premium Payment

Generally, the minimum initial payment is $1,000.

Allocation of Premiums and Contract Value

Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.
Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options, or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to “GIA” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).
The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum—4% for individual contracts and 3% for group contracts).
You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on “Asset Allocation and Strategic Programs” under “The Accumulation Period.”

Withdrawals

You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.
During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.
Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.”
Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider (“GMIB”) may request partial withdrawals to be made either pro rata from all investment options and the GIA or from a specific investment option.
Withdrawals may negatively impact guarantees provided by the Optional Benefit rider if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.

Death Benefit

    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

Deductions and Charges

From the Contract Value

Annual Administrative Charge—currently, $35 each year. For more information, see “Deductions and Charges.”
Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. No deduction for surrender charges is taken after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Payment Options K or L.
A declining surrender charge is assessed on withdrawals in excess of the 10% of the account value, based on the date the premium payments are deposited:

Big Edge, Big Edge Plus® and Group Strategic Edge® – Allocated Contracts:

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6

Group Strategic Edge® – Unallocated Contracts:

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0-4	5	6	7	8	9	10+

Big Edge Choice® for New York Contracts:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7+
Taxes—taken from the contract value upon premium payment or commencement of annuity payments.
  Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See “Tax” and Appendix B.

    See “Deductions and Charges—Surrender Charges” for a detailed discussion.

From the Separate Account

    The daily administrative fee—currently 0.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See “Big Edge Choice® for New York—Daily Administrative Fee.”

    Mortality and expense risk fee—1.25% annually. See “Charges for Mortality and Expense Risks.”

Other Charges or Deductions

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses..

Additional Information

Free Look Period

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contract Value less any charges. (A longer Free Look Period may be required by your state.) If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. However, if applicable state or federal law requires a return of premium payments less any withdrawals, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

Termination

    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

Community and Marital Property States

    If the contract owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The policyholder should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the contract owner to obtain proper consent.

Financial Highlights

    Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    The tables are set forth in Appendix C.

Financial Statements

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2010, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC’s website at www.sec.gov. The consolidated financial statements of

Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account’s rates that we credit during a guarantee period.

Performance History

    We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state).

The Variable Accumulation Annuity

    The individual deferred variable accumulation annuity contract (the “contract”) issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

Phoenix and the Separate Account

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock company life insurance company by “demutualizing” pursuant to a plan of reorganization approved by New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company (“Phoenix”). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX”) a newly formed, publicly traded Delaware corporation.

    Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix. On July 1, 1992 the Separate Account’s domicile was transferred to New York.

    The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

    Obligations under the contracts are obligations of Phoenix. You may make contributions to the GIA which is supported by the assets in Phoenix’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix (the “General Account”). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

    Any guarantee under the contract, such as interest credited to the GIA or any guarantees provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

    Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix’s financial strength, including information on our General Account portfolio of investments, may be found on our website located under “About Us”/”Financial Strength” along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries’ Annual Report on Form 10-K for the year ended December 31, 2010 and any applicable amendments, may also be found on our website, phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.

The Variable Investment Options

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company’s selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees

    The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

    Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

    These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

    These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

     For additional information concerning the available investment options, please see Appendix A.

GIA

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, may credit interest at a higher rate than the minimum for new and existing deposits. We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

Year One:	25% of the total value
Year Two:	33% of remaining value
Year Three:	50% of remaining value
Year Four:	100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures, however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Deductions and Charges

Guaranteed Minimum Income Benefit Rider Fee (Big Edge, Big Edge Plus,® Big Edge Choice® for New York contracts only)

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option and GIA bearing a pro rata share of such fee based on the proportionate contract value of each investment option and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the fee is deducted. The current charge is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.

Surrender Charges

    A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

Percent	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6+

    Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

Tax

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Charges for Mortality and Expense Risks

    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we currently charge each investment option the daily equivalent of ..40% annually of the current value of the investment option’s net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Charges for Administrative Services

    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, maintain the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation (“PEPCO”) for any expenses incurred by it as “principal underwriter.”

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract’s maturity date. A reduced charge may apply in certain situations. We waive this charge for those contracts maintaining contract values in excess of $50,000. This charge is deducted from each investment option and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

Other Charges

    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period

    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

    An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values

    On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts

    We require minimum initial payments of:

Non-qualified plans—$1,000
IRA/Qualified Plans—$1,000
Contracts with a maturity date in the first contract year—$10,000

    The initial payment is due and payable before the contract becomes effective. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Payments received under the contracts will be allocated in any combination to any investment option or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the money market investment option. See “Free Look Period.” Changes in the allocation of payments will be effective as of receipt by Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

the makeup and size of the prospective group; or
the method and frequency of payments; and
the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

Additional Programs

    You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs

    Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.” There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option

    If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

    The following programs are currently available:

AllianceBernstein VPS Balanced Wealth Strategy Portfolio

The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Income Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%
Franklin Templeton Perspectives Allocation Model

Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Flex Cap Growth Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%
Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)

Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

  Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.
  Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.
  Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.
  Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.
  Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

Ibbotson Asset Allocation Series

The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

  Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II

  Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
  Ibbotson Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or, except as described below, while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

    You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

    All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

    After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

    We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

    If you elect an Optional Benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while the Optional Benefit is in effect. If you are currently in a program of this type, it will terminate on the date the Optional Benefit becomes effective.

    If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

    If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each investment option and the GIA bearing a pro rata share.

    The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59½. See “Federal Income Taxes.”

Optional Benefits

    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Guaranteed Minimum Income Benefit (“GMIB”) Rider (Big Edge, Big Edge Plus,® Big Edge Choice® for New York contracts only)

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older Annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant’s 90th birthday.

    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

    This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value

    On and before the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
B	=	the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.
C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
D	=	any tax that may be due.

    After the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

A	=	the guaranteed annuitization value on the contract anniversary following the older annuitant’s 85th birthday.
B	=	the sum of premium payments made after the contract anniversary following the older annuitant’s 85th birthday.
C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 85th birthday.
D	=	any tax that may be due.

Guaranteed Annuitization Value Reduction

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

Effective Annual Rate

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
4.	each contract anniversary.

Termination of This Rider

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday;
2.	the termination of the contract to which this rider is attached;
3.	the date a death benefit becomes payable under the contract to which this rider is attached;
4.	the date annuity payments commence under the contract to which this rider is attached; and
5.	the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant’s beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant’s death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant’s beneficiary according to the payment option in effect at the time of the annuitant’s death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death.

    For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

    (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

Important information regarding the GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

The GMIB is irrevocable once elected.

You may not change any annuitant or joint annuitant while the GMIB is in effect.
The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.
You should consult with a qualified financial advisor if you are considering the GMIB.
The GMIB is only available if approved in your state and if we offer it for use with the contract.
The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.

Surrender of Contract and Withdrawals

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.

    Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. In addition, withdrawals in the amount of the RMD, as defined in the Internal Revenue Code may also be made without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”

    The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.

Contract Termination

    The contract will terminate without value, if on any valuation date:

the contract value is zero; or
the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

     Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

Who Receives Payment
  Death of an Owner/Annuitant

If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  Death of an Annuitant who is not the Owner

If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant’s beneficiary.

  Death of Owner who is not the Annuitant

If the owner is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

  Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.

  Qualified Contracts

Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

Death benefit payments must satisfy distribution rules. See “Federal Income Taxes—Qualified Plans.”

  Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

Payment Amount
  Upon the Death of the Annuitant or Owner/Annuitant who has not yet reached the Maturity Date (age 85)

Death occurring in the first 6-year period following the contract date—the greater of:

a.	100% of payments, less any withdrawals; or
b.	the contract value as of the claim date.

Death occurring in any subsequent 6-year period—the greater of:

a.	the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or
b.	the contract value as of the claim date.
  After the Maturity Date (Annuitant’s 85th birthday)

The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

  Death of an Owner who is not the Annuitant

Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner’s beneficiary. The death benefit is equal to the cash surrender value.

    There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum. Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see’ Federal Income Taxes.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

Retained Asset Account

    Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. If you do not elect a single lump sum, the proceeds of the death benefit will be applied to a retained asset account, the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.

    The PCA is part of our general account. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of our general account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of the company and principal is covered by the state guarantee association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Please consult a tax advisor.

Big Edge Choice® for New York Contracts

    New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the “Summary of Expenses for Big Edge Choice® for New York contracts.”

Surrender Charges

    A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See “Annuity Payment Options.” A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner. Surrender Charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7+

    If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

Daily Administrative Fee

    We also charge each investment option the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

Maturity Date

    The maturity date cannot be earlier than five years from the inception of the contract, or later than the contract anniversary nearest the annuitant’s 90th birthday.

Ownership of the Contract

    Joint ownership of the contract is not permitted.

Payment Upon Death Before Maturity Date

Who Receives Payment

Death of an Owner/Annuitant

If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

Death of an Annuitant who is not the Owner

If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant’s beneficiary.

Death of Owner who is not the Annuitant

If the owner is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the annuitant.

Qualified Contracts

Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

Death benefit payments must satisfy distribution rules. See “Federal Income Taxes—Qualified Plans.”

Ownership of the Contract by a Non-Natural Person

If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.

Payment Amount

Upon the Death of the Annuitant or Owner/Annuitant who has net yet reached the Maturity Date (age 85)

1.	Death occurring in the first contract year—the greater of:
a.	100% of payments, less any withdrawals; or
b.	the contract value as of the claim date.
2.	Death occurring in any subsequent contract year—the greater of:
a.	the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or
b.	the contract value as of the claim date.
After the Maturity Date (Annuitant’s 85th birthday)

The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

Death of an Owner who is not the Annuitant

Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner’s beneficiary. The death benefit is the greater of:

1.	100% of payments, less any withdrawals; or
2.	the contract value as of the claim date.

    Death benefit proceeds will be payable in a single lump sum or under specified annuity or systematic withdrawal options. For lump sum payments you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account (“PCA”), an interest bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center.

    The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company.

Transfers

    A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

Group Strategic Edge® Contracts

    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans (“group contracts”). Group contracts may be purchased on an “allocated” or “unallocated” basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

Allocated Group Contracts

    Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose investment options, and transfer amounts between investment options.

    Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section “Deductions and Charges—Surrender Charges”).

    Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

death of a participant
disability

demonstration of financial hardship

separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)
participant loan
purchase of:
  annuity contract
  retired life certificate
  election of life expectancy distribution option

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant’s accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant’s accumulated value under the contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant’s contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant’s remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant’s investment options in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

Unallocated Group Contracts

    Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

    Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix.

    A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

Percent	6%	5%	4%	3%	3%	2%	1%
Age of Payment in Complete Years	0-4	5	6	7	8	9	10+

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

Internet, Interactive Voice Response and Telephone Transfers

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. The Company may discontinue any of these options and may provide other options at any time.

    Phoenix and 1851 Securities, Inc. (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and 1851 reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available investment options or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. There are additional restrictions on transfers from the GIA as described above and in the section titled, “GIA.”

Market Timing and Other Disruptive Trading

    We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other policy owners.

    “Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.), restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges), require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option), implement and administer redemption fees imposed by one or more of the underlying funds, or impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

    Annuity payments will begin on the contract’s maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected.

    Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See “Annuity Payment Options.” Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the investment option selected, are made monthly for life and, if the annuitant dies within ten years after the maturity date, the annuitant’s beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant’s 95th birthday unless the contract is issued in connection with certain qualified plans or IRAs. Generally, under qualified plans or IRAs, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the maturity date to a later date if we receive documentation concerning the policyholder’s satisfaction with the Internal Revenue Code Required Minimum Distributions. See “Federal Income Taxes”.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date.

Annuity Payment Options

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a Life Annuity with a Specified Period Certain based on the life of the annuitant under Option A as described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant’s beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we’ll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the period certain life annuity (see “Option A—Life Annuity with a Specified Period Certain”), you may, by written request received by our Annuity Operations Division (AOD), PO Box 8027, Boston, MA 02266-8027 on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A—Life Annuity with Specified Period Certain

    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B—Non-Refund Life Annuity

    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option D—Joint and Survivor Life Annuity

    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E—Installment Refund Life Annuity

    Provides a monthly income for the life of the annuitant. In the event of the annuitant’s death, the annuity income will continue to the annuitant’s beneficiary until the amount applied to purchase the annuity has been distributed.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G—Payments for Specified Period

    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H—Payments of Specified Amount

    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant’s beneficiary until the end of the elected period certain.

Option I—Variable Payment Life Annuity with 10-Year Period Certain

    Provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant’s beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.

Option J—Joint Survivor Variable Payment Life Annuity with 10-Year Period Certain

    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

Option K—Variable Payment Annuity for a Specified Period

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option L—Variable Payment Life Expectancy Annuity

    Provides a variable payout monthly income payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant’s beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option M—Unit Refund Variable Payment Life Annuity

    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant’s beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N—Variable Payment Non-Refund Life Annuity

    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see “Option F” and “Option J” above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½. Administratively, we will assist policyholders with compliance with the RMD requirements.

    Distributions to satisfy the RMD requirements may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.

Payment Upon Death After Maturity Date

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant’s beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant’s death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant’s beneficiary according to the payment option in effect at the time of the annuitant’s death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death.

    For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

    (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

Variable Account Valuation Procedures

Valuation Date

    A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or

3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

    The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.

Net Investment Factor

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions

Assignment

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See “Surrenders or Withdrawals Prior to the contract Maturity Date.”

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

    Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

    Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Amendments to Contracts

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

    If, in the judgment of Phoenix’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

Ownership of the Contract

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

    This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.

    This Feature is available to an individual or trust beneficiary of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by Phoenix (or its affiliates) or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with Phoenix purchases this Big Edge, Group Strategic Edge®, The Big Edge Choice® for New York, or The Big Edge Plus® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Big Edge, Group Strategic Edge®, The Big Edge Choice® for New York, or The Big Edge Plus® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.

    If this Feature is elected, we will assist with the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.

    The following guidelines will apply when we administer this Feature:

We will assist with the calculation of the RMD each year in accordance with the Internal Revenue Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Internal Revenue Code requirements and the amount may be different from the year-end account value.
With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
The annual RMD must be withdrawn each year. For a non-qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and ½. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the RMDs must begin when the surviving spouse attains age 70 ½.
For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, the RMDs are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.
The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).

The beneficiary who elects this Feature may continue or change the investment options from those that the deceased Owner selected.

    Additional more information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form”, available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Federal Income Taxes

Introduction

    The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

    Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.

Income Tax Status

    We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

    Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Plans

    Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.

    The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Partial Annuitization

    If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Surrenders or Withdrawals Prior to the Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

    Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

    Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

    For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

    If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

    If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

    Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Transfer of Annuity Contracts

    Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges

    Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met.

    Exchanges are permitted of the entire contract or a portion of the contract. Upon a partial exchange, distributions within twelve (12) months after the exchange are subject to potential additional tax ramifications. Policyholders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

    Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations

    Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

55% in any 1 investment
70% in any 2 investments
80% in any 3 investments
90% in any 4 investments

    A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

    In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

    At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

Diversification Regulations and IRA/Qualified Plans

    Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

    The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.

    The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

    There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. These mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

    The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

    Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

    Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

    If a policyholder requests a distribution due to attaining age 59 ½, separation from service or becoming disabled, the policyholder must follow specific written documentation requirements, in a form acceptable to us, before we can process the distribution.

    If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not the responsibility of the contract issuer to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

    If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

    If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.

    Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

    As of January 1, 2009, there are new Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

Keogh Plans

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

    Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans

    Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

    Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

    In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.

    Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under section 401, section 403(b) and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

    The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

    Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.

    The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

    An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

    We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.

    In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

    Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

    If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

    In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Withholding and Information Reporting

    We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.

    In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.

    You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

    In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

    Federal law requires that under the Internal Revenue Code, the special provisions relating to a “spouse” relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, same-sex marriages, civil union partners, domestic partners or others in like status currently are not recognized as spouses for purposes of federal law. Therefore, any options afforded by federal tax law to a “spouse “under the Code are currently not available to a same-sex spouse, domestic partner, civil union partner or other in like status. Same-sex spouses, civil union partners, domestic partners and others who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In the event that federal law is changed concerning treatment of same-sex spouses, civil union partners, domestic partners or other in like status, we will modify our processing accordingly.

Seek Tax Advice

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.

Sales of Variable Accumulation Contracts

    Phoenix has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of the Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

    1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the SecuritiesSecurities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

    1851 and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

    On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.

Compensation

    Broker-dealers who have selling agreements with 1851 and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

    To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

    Reports showing the contract value will be furnished to you at least annually.

Voting Rights

    As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

    We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

    In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

Phoenix Life – Legal Proceedings

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, in fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

    Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents

    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

Phoenix Life Insurance Company
Underwriter
Services
Information Sharing Agreements
Performance History/Calculation of Yield and Return
Calculation of Annuity Payments
Experts
Separate Account Financial Statements
Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A – Investment Options

    Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2,11]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio[3]	Seeks investment results that correspond to the total return performance of U.S. common stock, as represented by the S&P MidCap 400 Index	Calvert Asset Management Company, Inc.
		Subadvisor:	Summit Investment Partners, Inc.
DWS Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, N.A
DWS Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, N.A
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government securities and U.S Treasury and agency debenture securities	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in high yield, lower rated corporate bonds	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management and Research Company
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management and Research Company
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management and Research Company
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management and Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth Securities Fund	Capital appreciation	Franklin Advisers, Inc.
Franklin Income Securities Fund	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc.
Invesco V.I. Capital Appreciation Fund [4]	Long term growth of capital	Invesco Advisers, Inc.[5]
Invesco V.I. Core Equity Fund [1,2,4]	Long term growth of capital	Invesco Advisers, Inc.[5]
Invesco V.I. Mid Cap Core Equity Fund [1,2,4]	Long term growth of capital	Invesco Advisers, Inc.[5]
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2,4]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond-Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid-Cap Value Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Mutual Shares Securities Fund	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goalLong term capital growth	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation by investing in securities of well-known, established companies	OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	Long-term capital appreciation by investing in securities of foreign insurers, “growth-type” companies, cyclical industries and special situations	OppenheimerFunds, Inc.
Oppenheimer Main Street Small-Cap Fund®/VA	Capital appreciation	OppenheimerFunds, Inc.
Phoenix Capital Growth Series	Intermediate and long-term capital appreciation with income as a secondary consideration	Phoenix Variable Advisors, Inc.
		Subadvisor:	Neuberger Berman Management LLC

A-1

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Phoenix Comstock Series[6]	Long-term capital appreciation with current income as a secondary consideration	Phoenix Variable Advisors, Inc.
		Subadvisor:	Morgan Stanley Investment Management Inc., d/b/a Van Kampen
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Long-term capital growth	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Growth	Long-term capital growth with current income as a secondary consideration	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate	Current income with capital growth as a secondary consideration	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Dynamic Asset Allocation Series: Moderate Growth	Long-term capital growth and current income with a greater emphasis on capital growth	Phoenix Variable Advisors, Inc. Limited Services
		Subadvisor:	Ibbotson Associates, Inc.
Phoenix Equity 500 Index Series[6]	High total return	Phoenix Variable Advisors, Inc.
		Subadvisor:	Morgan Stanley Investment Management Inc., d/b/a Van Kampen
Phoenix Growth and Income Series	Capital appreciation and current income	Phoenix Variable Advisors, Inc.
		Subadvisor:	Virtus Investment Advisers, Inc.
Phoenix Mid-Cap Growth Series	Capital appreciation	Phoenix Variable Advisors, Inc.
		Subadvisor:	Neuberger Berman Management LLC
Phoenix Mid-Cap Value Series	Long-term growth of capital by investing primarily in small-capitalization stocks to mid-capitalization stocks that appears to be undervalued	Phoenix Variable Advisors, Inc.
		Subadvisor:	Westwood Management Corp.
Phoenix Multi-Sector Fixed Income Series	Long-term total return	Phoenix Variable Advisors, Inc.
		Subadvisor:	Goodwin Capital Advisers, Inc.
Phoenix Multi-Sector Short Term Bond Series	High current income while attempting to limit changes in the series’ net asset value per share caused by interest rate changes	Phoenix Variable Advisors, Inc.
		Subadvisor:	Goodwin Capital Advisers, Inc.
Phoenix Small-Cap Growth Series	Long-term capital growth	Phoenix Variable Advisors, Inc.
		Subadvisor:	Neuberger Berman Management LLC
Phoenix Small-Cap Value Series	Long-term growth of capital by investing primarily in small-capitalization stocks that appear to be undervalued	Phoenix Variable Advisors, Inc.
		Subadvisor:	Westwood Management Corp.
Phoenix Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Phoenix Variable Advisors, Inc.
		Subadvisor(s):	Goodwin Capital Advisers, Inc. (fixed income portion) Virtus Investment Advisers, Inc. (equity portion)
Phoenix-Aberdeen International Series	High total return consistent with reasonable risk	Phoenix Variable Advisors, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Phoenix-Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Phoenix Variable Advisors, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
PIMCO CommodityRealReturnTM Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The portfolio invests in Commodity-Linked derivative instruments backed by a portfolio of inflation-indexed and other fixed-income instruments	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio focuses on Inflation-Indexed Fixed Income Securities rated B to Aaa	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio focuses on Intermediate Maturity Fixed Income Instruments rated B to Aaa	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund’s current benchmark is the inverse of the daily price movement of the Long Treasury Bond	Security Global Investors[7]
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match the performance of its benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index	Security Global Investors[7]
Rydex|SGI VT All-Cap Opportunity Fund[1,2,8]	Seeks long-term capital appreciation	Security Global Investors[7]

A-2

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Growth Fund[9]	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets Securities Fund	Long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund	Long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund	Long-term capital growth	Templeton Global Advisors Limited
UIF Equity and Income Portfolio[10]	Capital appreciation and current income	Morgan Stanley Investment Management Inc.
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, L.P.
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Name change effective April 30, 2010. Previously known as Summit S&P MidCap 400 Index Portfolio.
[4]	Name change effective April 30, 2010. Previously known as AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, and AIM V.I. Mid Cap Core Equity Fund, respectively.
[5]	Name change effective December 31, 2009. Formerly known as Invesco Aim Advisors, Inc.
[6]	Name change effective March 3, 2010. Formerly known as Phoenix-Van Kampen Comstock Series and Phoenix-Van Kampen Equity 500 Index Series, respectively.
[7]	Name change effective May 1, 2010. Formerly known as Rydex Investments.
[8]	Effective May 25, 2010, name will change to Rydex|SGI VT U.S. Long Short Momentum Fund.
[9]	Name change effective April 29, 2010. Formerly known as Sentinel Variable Products Mid Cap Growth Fund.
[10]	Name is anticipated to change to Invesco Van Kampen V.I. Equity and Income Fund, in the second quarter 2010.
[11]	Name change effective September 23, 2009. Formerly known as Alger American Capital Appreciation Portfolio.

A-3

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25[1]
Texas		X	0.04[2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”

[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.

B-1

APPENDIX C – Financial Highlights

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

Phoenix Life Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027

Group Strategic Edge® and Big Edge Plus® Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares
From 01/01/2001 To 12/31/2001	$0.778	$0.646	3,548
From 01/01/2002 To 12/31/2002	$0.646	$0.422	4,723
From 01/01/2003 To 12/31/2003	$0.422	$0.561	6,335
From 01/01/2004 To 12/31/2004	$0.561	$0.599	5,029
From 01/01/2005 To 12/31/2005	$0.599	$0.677	3,621
From 01/01/2006 To 12/31/2006	$0.677	$0.798	3,036
From 01/01/2007 To 12/31/2007	$0.798	$1.052	2,464
From 01/01/2008 To 12/31/2008	$1.052	$0.570	2,040
From 01/01/2009 To 12/31/2009	$0.570	$0.850	758
From 01/01/2010 To 12/31/2010	$0.850	$0.958	944
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 01/01/2010 To 12/31/2010	$0.918	$1.000	14
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
From 01/01/2009 To 12/31/2009	$0.919	$0.940	118
From 01/01/2010 To 12/31/2010	$0.940	$1.169	66
DWS Equity 500 Index VIP – Class A
From 11/23/2001* To 12/31/2001	$1.000	$1.054	152
From 01/01/2002 To 12/31/2002	$1.054	$0.816	3,099
From 01/01/2003 To 12/31/2003	$0.816	$1.033	5,702
From 01/01/2004 To 12/31/2004	$1.033	$1.128	5,787
From 01/01/2005 To 12/31/2005	$1.128	$1.166	4,599
From 01/01/2006 To 12/31/2006	$1.166	$1.330	3,608
From 01/01/2007 To 12/31/2007	$1.330	$1.383	2,945
From 01/01/2008 To 12/31/2008	$1.383	$0.858	2,331
From 01/01/2009 To 12/31/2009	$0.858	$1.071	10
From 01/01/2010 To 12/31/2010	$1.071	$1.213	1,754
DWS Small Cap Index VIP – Class A
From 03/24/2008* To 12/31/2008	$1.000	$0.734	49
From 01/01/2009 To 12/31/2009	$0.734	$0.917	11
From 01/01/2010 To 12/31/2010	$0.917	$1.144	156

C-1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated Fund for U.S. Government Securities II
From 01/01/2001 To 12/31/2001	$1.089	$1.151	8,844
From 01/01/2002 To 12/31/2002	$1.151	$1.239	17,388
From 01/01/2003 To 12/31/2003	$1.239	$1.253	10,957
From 01/01/2004 To 12/31/2004	$1.253	$1.282	8,358
From 01/01/2005 To 12/31/2005	$1.282	$1.292	7,063
From 01/01/2006 To 12/31/2006	$1.292	$1.328	6,478
From 01/01/2007 To 12/31/2007	$1.328	$1.394	5,500
From 01/01/2008 To 12/31/2008	$1.394	$1.435	5,966
From 01/01/2009 To 12/31/2009	$1.435	$1.491	36
From 01/01/2010 To 12/31/2010	$1.491	$1.549	4,336
Federated High Income Bond Fund II – Primary Shares
From 01/01/2001 To 12/31/2001	$0.905	$0.906	2,813
From 01/01/2002 To 12/31/2002	$0.906	$0.907	3,119
From 01/01/2003 To 12/31/2003	$0.907	$1.095	4,144
From 01/01/2004 To 12/31/2004	$1.095	$1.194	2,568
From 01/01/2005 To 12/31/2005	$1.194	$1.211	2,396
From 01/01/2006 To 12/31/2006	$1.211	$1.325	2,110
From 01/01/2007 To 12/31/2007	$1.325	$1.353	1,761
From 01/01/2008 To 12/31/2008	$1.353	$0.989	1,156
From 01/01/2009 To 12/31/2009	$0.989	$1.492	45
From 01/01/2010 To 12/31/2010	$1.492	$1.691	1,199
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.988	9,497
Fidelity® VIP Contrafund® Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.925	$0.801	3,390
From 01/01/2002 To 12/31/2002	$0.801	$0.716	8,080
From 01/01/2003 To 12/31/2003	$0.716	$0.908	9,222
From 01/01/2004 To 12/31/2004	$0.908	$1.034	10,682
From 01/01/2005 To 12/31/2005	$1.034	$1.193	13,999
From 01/01/2006 To 12/31/2006	$1.193	$1.315	15,314
From 01/01/2007 To 12/31/2007	$1.315	$1.526	13,941
From 01/01/2008 To 12/31/2008	$1.526	$0.865	11,390
From 01/01/2009 To 12/31/2009	$0.865	$1.158	55
From 01/01/2010 To 12/31/2010	$1.158	$1.339	7,654
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.833	$0.704	920
From 01/01/2002 To 12/31/2002	$0.704	$0.543	1,084
From 01/01/2003 To 12/31/2003	$0.543	$0.695	998
From 01/01/2004 To 12/31/2004	$0.695	$0.735	1,104
From 01/01/2005 To 12/31/2005	$0.735	$0.790	1,345
From 01/01/2006 To 12/31/2006	$0.790	$0.821	1,597
From 01/01/2007 To 12/31/2007	$0.821	$0.998	1,945
From 01/01/2008 To 12/31/2008	$0.998	$0.443	1,518
From 01/01/2009 To 12/31/2009	$0.443	$0.637	81
From 01/01/2010 To 12/31/2010	$0.637	$0.778	1,088

C-2

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity® VIP Growth Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.849	$0.690	4,743
From 01/01/2002 To 12/31/2002	$0.690	$0.475	7,683
From 01/01/2003 To 12/31/2003	$0.475	$0.623	7,751
From 01/01/2004 To 12/31/2004	$0.623	$0.636	7,398
From 01/01/2005 To 12/31/2005	$0.636	$0.663	4,975
From 01/01/2006 To 12/31/2006	$0.663	$0.699	3,329
From 01/01/2007 To 12/31/2007	$0.699	$0.876	3,501
From 01/01/2008 To 12/31/2008	$0.876	$0.456	2,282
From 01/01/2009 To 12/31/2009	$0.456	$0.577	78
From 01/01/2010 To 12/31/2010	$0.577	$0.707	1,489
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.039	$1.033	383
From 01/01/2008 To 12/31/2008	$1.033	$0.986	613
From 01/01/2009 To 12/31/2009	$0.986	$1.127	139
From 01/01/2010 To 12/31/2010	$1.127	$1.198	700
Franklin Flex Cap Growth Securities Fund – Class 2
From 03/24/2008* To 12/31/2008	$1.000	$0.727	38
From 01/01/2009 To 12/31/2009	$0.727	$0.955	64
From 01/01/2010 To 12/31/2010	$0.955	$1.096	48
Franklin Income Securities Fund – Class 2
From 10/20/2006* To 12/31/2006	$1.000	$1.037	102
From 01/01/2007 To 12/31/2007	$1.037	$1.062	1,164
From 01/01/2008 To 12/31/2008	$1.062	$0.738	1,106
From 01/01/2009 To 12/31/2009	$0.738	$0.988	97
From 01/01/2010 To 12/31/2010	$0.988	$1.100	1,264
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	18
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.025	557
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	90
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	1,117
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 05/03/2001* To 12/31/2001	$1.000	$0.865	99
From 01/01/2002 To 12/31/2002	$0.865	$0.646	485
From 01/01/2003 To 12/31/2003	$0.646	$0.826	1,139
From 01/01/2004 To 12/31/2004	$0.826	$0.870	1,272
From 01/01/2005 To 12/31/2005	$0.870	$0.935	1,362
From 01/01/2006 To 12/31/2006	$0.935	$0.982	1,635
From 01/01/2007 To 12/31/2007	$0.982	$1.086	1,206
From 01/01/2008 To 12/31/2008	$1.086	$0.617	950
From 01/01/2009 To 12/31/2009	$0.617	$0.737	476
From 01/01/2010 To 12/31/2010	$0.737	$0.841	791
Invesco V.I. Core Equity Fund – Series I Shares
From 04/21/2006* To 12/31/2006	$1.000	$1.087	565
From 01/01/2007 To 12/31/2007	$1.087	$1.160	434
From 01/01/2008 To 12/31/2008	$1.160	$0.800	276
From 01/01/2009 To 12/31/2009	$0.800	$1.014	544
From 01/01/2010 To 12/31/2010	$1.014	$1.097	167

C-3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco Van Kampen V.I. Equity and Income Fund – Class II
From 01/01/2007 To 12/31/2007	$1.039	$1.054	137
From 01/01/2008 To 12/31/2008	$1.054	$0.805	88
From 01/01/2009 To 12/31/2009	$0.805	$0.974	576
From 01/01/2010 To 12/31/2010	$0.974	$1.077	162
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
From 04/22/2005* To 12/31/2005	$1.000	$1.093	4,650
From 01/01/2006 To 12/31/2006	$1.093	$1.253	267
From 01/01/2007 To 12/31/2007	$1.253	$1.148	210
From 01/01/2008 To 12/31/2008	$1.148	$0.720	142
From 01/01/2009 To 12/31/2009	$0.720	$1.086	306
From 01/01/2010 To 12/31/2010	$1.086	$1.327	89
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 04/08/2005* To 12/31/2005	$0.988	$1.022	3,743
From 01/01/2006 To 12/31/2006	$1.022	$1.103	1,084
From 01/01/2007 To 12/31/2007	$1.103	$1.157	986
From 01/01/2008 To 12/31/2008	$1.157	$0.942	731
From 01/01/2009 To 12/31/2009	$0.942	$1.249	53
From 01/01/2010 To 12/31/2010	$1.249	$1.385	575
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 04/08/2005* To 12/31/2005	$0.979	$1.049	4,729
From 01/01/2006 To 12/31/2006	$1.049	$1.215	4,407
From 01/01/2007 To 12/31/2007	$1.215	$1.241	3,678
From 01/01/2008 To 12/31/2008	$1.241	$0.779	2,750
From 01/01/2009 To 12/31/2009	$0.779	$0.915	2
From 01/01/2010 To 12/31/2010	$0.915	$1.060	1,926
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 04/08/2005* To 12/31/2005	$0.963	$1.082	4,724
From 01/01/2006 To 12/31/2006	$1.082	$1.199	2,205
From 01/01/2007 To 12/31/2007	$1.199	$1.191	3,658
From 01/01/2008 To 12/31/2008	$1.191	$0.713	1,431
From 01/01/2009 To 12/31/2009	$0.713	$0.892	30
From 01/01/2010 To 12/31/2010	$0.892	$1.105	943
Mutual Shares Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.216	$1.286	3,338
From 01/01/2002 To 12/31/2002	$1.286	$1.120	3,987
From 01/01/2003 To 12/31/2003	$1.120	$1.384	3,721
From 01/01/2004 To 12/31/2004	$1.384	$1.539	3,694
From 01/01/2005 To 12/31/2005	$1.539	$1.680	4,513
From 01/01/2006 To 12/31/2006	$1.680	$1.965	4,953
From 01/01/2007 To 12/31/2007	$1.965	$2.007	4,824
From 01/01/2008 To 12/31/2008	$2.007	$1.247	3,803
From 01/01/2009 To 12/31/2009	$1.247	$1.552	163
From 01/01/2010 To 12/31/2010	$1.552	$1.704	2,751
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.029	$1.105	222
From 01/01/2008 To 12/31/2008	$1.105	$0.684	216
From 01/01/2009 To 12/31/2009	$0.684	$0.874	248
From 01/01/2010 To 12/31/2010	$0.874	$1.027	194

C-4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.029	$1.012	1
From 01/01/2008 To 12/31/2008	$1.012	$0.605	1
From 01/01/2009 To 12/31/2009	$0.605	$0.733	241
From 01/01/2010 To 12/31/2010	$0.733	$0.866	4
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.029	$1.161	32
From 01/01/2008 To 12/31/2008	$1.161	$0.622	46
From 01/01/2009 To 12/31/2009	$0.622	$0.887	50
From 01/01/2010 To 12/31/2010	$0.887	$0.956	38
Oppenheimer Global Securities Fund/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.029	$1.109	191
From 01/01/2008 To 12/31/2008	$1.109	$0.654	380
From 01/01/2009 To 12/31/2009	$0.654	$0.900	49
From 01/01/2010 To 12/31/2010	$0.900	$1.028	369
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.039	$1.009	175
From 01/01/2008 To 12/31/2008	$1.009	$0.618	205
From 01/01/2009 To 12/31/2009	$0.618	$0.835	17
From 01/01/2010 To 12/31/2010	$0.835	$1.015	202
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 10/20/2006* To 12/31/2006	$1.000	$0.998	64
From 01/01/2007 To 12/31/2007	$0.998	$1.214	261
From 01/01/2008 To 12/31/2008	$1.214	$0.673	935
From 01/01/2009 To 12/31/2009	$0.673	$0.941	282
From 01/01/2010 To 12/31/2010	$0.941	$1.155	739
PIMCO Real Return Portfolio – Advisor Class
From 10/20/2006* To 12/31/2006	$1.000	$1.001	62
From 01/01/2007 To 12/31/2007	$1.001	$1.092	191
From 01/01/2008 To 12/31/2008	$1.092	$1.002	655
From 01/01/2009 To 12/31/2009	$1.002	$1.170	317
From 01/01/2010 To 12/31/2010	$1.170	$1.248	634
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$1.000	$1.085	354
From 01/01/2008 To 12/31/2008	$1.085	$1.122	1,215
From 01/01/2009 To 12/31/2009	$1.122	$1.262	297
From 01/01/2010 To 12/31/2010	$1.262	$1.346	1,575
Rydex|SGI VT U.S. Long Short Momentum Fund
From 06/02/2003* To 12/31/2003	$1.000	$1.153	610
From 01/01/2004 To 12/31/2004	$1.153	$1.260	314
From 01/01/2005 To 12/31/2005	$1.260	$1.415	657
From 01/01/2006 To 12/31/2006	$1.415	$1.557	429
From 01/01/2007 To 12/31/2007	$1.557	$1.887	343
From 01/01/2008 To 12/31/2008	$1.887	$1.104	288
From 01/01/2009 To 12/31/2009	$1.104	$1.388	223
From 01/01/2010 To 12/31/2010	$1.388	$1.524	175
Sentinel Variable Products Balanced Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.016	21
From 01/01/2008 To 12/31/2008	$1.016	$0.764	48
From 01/01/2009 To 12/31/2009	$0.764	$0.916	2
From 01/01/2010 To 12/31/2010	$0.916	$1.015	234

C-5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	71
From 01/01/2008 To 12/31/2008	$1.020	$1.042	623
From 01/01/2009 To 12/31/2009	$1.042	$1.143	3
From 01/01/2010 To 12/31/2010	$1.143	$1.211	388
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.023	152
From 01/01/2008 To 12/31/2008	$1.023	$0.676	477
From 01/01/2009 To 12/31/2009	$0.676	$0.853	10
From 01/01/2010 To 12/31/2010	$0.853	$0.976	416
Sentinel Variable Products Mid Cap Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.078	121
From 01/01/2008 To 12/31/2008	$1.078	$0.574	344
From 01/01/2009 To 12/31/2009	$0.574	$0.740	10
From 01/01/2010 To 12/31/2010	$0.740	$0.903	374
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.005	21
From 01/01/2008 To 12/31/2008	$1.005	$0.672	104
From 01/01/2009 To 12/31/2009	$0.672	$0.844	3
From 01/01/2010 To 12/31/2010	$0.844	$1.031	194
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$0.528	$0.479	3,008
From 01/01/2002 To 12/31/2002	$0.479	$0.473	2,149
From 01/01/2003 To 12/31/2003	$0.473	$0.714	1,680
From 01/01/2004 To 12/31/2004	$0.714	$0.879	1,337
From 01/01/2005 To 12/31/2005	$0.879	$1.106	1,011
From 01/01/2006 To 12/31/2006	$1.106	$1.399	1,203
From 01/01/2007 To 12/31/2007	$1.399	$1.780	1,608
From 01/01/2008 To 12/31/2008	$1.780	$0.831	1,290
From 01/01/2009 To 12/31/2009	$0.831	$1.417	124
From 01/01/2010 To 12/31/2010	$1.417	$1.645	1,250
Templeton Foreign Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.360	$1.128	5,378
From 01/01/2002 To 12/31/2002	$1.128	$0.907	5,417
From 01/01/2003 To 12/31/2003	$0.907	$1.184	4,816
From 01/01/2004 To 12/31/2004	$1.184	$1.386	3,569
From 01/01/2005 To 12/31/2005	$1.386	$1.508	3,372
From 01/01/2006 To 12/31/2006	$1.508	$1.809	2,864
From 01/01/2007 To 12/31/2007	$1.809	$2.062	2,533
From 01/01/2008 To 12/31/2008	$2.062	$1.214	2,000
From 01/01/2009 To 12/31/2009	$1.214	$1.643	134
From 01/01/2010 To 12/31/2010	$1.643	$1.759	1,512

C-6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Growth Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.427	$1.390	4,934
From 01/01/2002 To 12/31/2002	$1.390	$1.119	5,729
From 01/01/2003 To 12/31/2003	$1.119	$1.460	5,564
From 01/01/2004 To 12/31/2004	$1.460	$1.673	5,408
From 01/01/2005 To 12/31/2005	$1.673	$1.799	4,973
From 01/01/2006 To 12/31/2006	$1.799	$2.164	4,694
From 01/01/2007 To 12/31/2007	$2.164	$2.187	4,130
From 01/01/2008 To 12/31/2008	$2.187	$1.245	3,254
From 01/01/2009 To 12/31/2009	$1.245	$1.612	145
From 01/01/2010 To 12/31/2010	$1.612	$1.710	1,966
Virtus Capital Growth Series
From 01/01/2001 To 12/31/2001	$14.371	$9.282	45,771
From 01/01/2002 To 12/31/2002	$9.282	$6.892	35,072
From 01/01/2003 To 12/31/2003	$6.892	$8.609	28,830
From 01/01/2004 To 12/31/2004	$8.609	$8.924	23,640
From 01/01/2005 To 12/31/2005	$8.924	$9.140	17,966
From 01/01/2006 To 12/31/2006	$9.140	$9.316	13,748
From 01/01/2007 To 12/31/2007	$9.316	$10.188	11,329
From 01/01/2008 To 12/31/2008	$10.188	$5.958	9,668
From 01/01/2009 To 12/31/2009	$5.958	$7.644	2,004
From 01/01/2010 To 12/31/2010	$7.644	$8.672	7,578
Virtus Growth & Income Series
From 01/01/2001 To 12/31/2001	$1.271	$1.152	20,147
From 01/01/2002 To 12/31/2002	$1.152	$0.882	15,487
From 01/01/2003 To 12/31/2003	$0.882	$1.110	12,751
From 01/01/2004 To 12/31/2004	$1.110	$1.211	15,178
From 01/01/2005 To 12/31/2005	$1.211	$1.253	7,333
From 01/01/2006 To 12/31/2006	$1.253	$1.450	5,834
From 01/01/2007 To 12/31/2007	$1.450	$1.527	4,720
From 01/01/2008 To 12/31/2008	$1.527	$0.981	3,390
From 01/01/2009 To 12/31/2009	$0.981	$1.197	1,613
From 01/01/2010 To 12/31/2010	$1.197	$1.333	7,036
Virtus International Series
From 01/01/2001 To 12/31/2001	$2.363	$1.773	37,324
From 01/01/2002 To 12/31/2002	$1.773	$1.491	28,110
From 01/01/2003 To 12/31/2003	$1.491	$1.942	24,877
From 01/01/2004 To 12/31/2004	$1.942	$2.316	24,104
From 01/01/2005 To 12/31/2005	$2.316	$2.712	16,527
From 01/01/2006 To 12/31/2006	$2.712	$3.412	14,804
From 01/01/2007 To 12/31/2007	$3.412	$3.872	12,509
From 01/01/2008 To 12/31/2008	$3.872	$2.333	10,378
From 01/01/2009 To 12/31/2009	$2.333	$3.223	2,457
From 01/01/2010 To 12/31/2010	$3.223	$3.611	7,385

C-7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Multi-Sector Fixed Income Series
From 01/01/2001 To 12/31/2001	$4.176	$4.374	13,969
From 01/01/2002 To 12/31/2002	$4.374	$4.752	11,174
From 01/01/2003 To 12/31/2003	$4.752	$5.376	9,212
From 01/01/2004 To 12/31/2004	$5.376	$5.672	7,963
From 01/01/2005 To 12/31/2005	$5.672	$5.701	6,185
From 01/01/2006 To 12/31/2006	$5.701	$6.016	4,616
From 01/01/2007 To 12/31/2007	$6.016	$6.160	4,034
From 01/01/2008 To 12/31/2008	$6.160	$4.992	3,254
From 01/01/2009 To 12/31/2009	$4.992	$6.909	3,022
From 01/01/2010 To 12/31/2010	$6.909	$7.802	2,543
Virtus Real Estate Securities Series
From 01/01/2001 To 12/31/2001	$1.926	$2.028	6,335
From 01/01/2002 To 12/31/2002	$2.028	$2.244	6,123
From 01/01/2003 To 12/31/2003	$2.244	$3.064	5,058
From 01/01/2004 To 12/31/2004	$3.064	$4.076	4,348
From 01/01/2005 To 12/31/2005	$4.076	$4.632	3,673
From 01/01/2006 To 12/31/2006	$4.632	$6.270	3,281
From 01/01/2007 To 12/31/2007	$6.270	$5.219	2,259
From 01/01/2008 To 12/31/2008	$5.219	$3.253	1,754
From 01/01/2009 To 12/31/2009	$3.253	$4.147	2,118
From 01/01/2010 To 12/31/2010	$4.147	$5.242	1,316
Virtus Small-Cap Growth Series
From 08/12/2002* To 12/31/2002	$1.000	$1.004	1,535
From 01/01/2003 To 12/31/2003	$1.004	$1.520	2,305
From 01/01/2004 To 12/31/2004	$1.520	$1.533	2,162
From 01/01/2005 To 12/31/2005	$1.533	$1.751	2,033
From 01/01/2006 To 12/31/2006	$1.751	$2.065	1,646
From 01/01/2007 To 12/31/2007	$2.065	$2.367	1,390
From 01/01/2008 To 12/31/2008	$2.367	$1.288	1,114
From 01/01/2009 To 12/31/2009	$1.288	$1.556	5,251
From 01/01/2010 To 12/31/2010	$1.556	$1.745	3,803
Virtus Small-Cap Value Series
From 01/01/2001 To 12/31/2001	$1.063	$1.215	5,110
From 01/01/2002 To 12/31/2002	$1.215	$1.098	5,629
From 01/01/2003 To 12/31/2003	$1.098	$1.559	4,441
From 01/01/2004 To 12/31/2004	$1.559	$1.889	3,959
From 01/01/2005 To 12/31/2005	$1.889	$2.004	3,700
From 01/01/2006 To 12/31/2006	$2.004	$2.311	2,975
From 01/01/2007 To 12/31/2007	$2.311	$2.234	2,364
From 01/01/2008 To 12/31/2008	$2.234	$1.370	1,899
From 01/01/2009 To 12/31/2009	$1.370	$1.635	4,714
From 01/01/2010 To 12/31/2010	$1.635	$1.896	4,292

C-8

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Strategic Allocation Series
From 01/01/2001 To 12/31/2001	$5.758	$5.791	30,579
From 01/01/2002 To 12/31/2002	$5.791	$5.057	41,049
From 01/01/2003 To 12/31/2003	$5.057	$5.987	34,281
From 01/01/2004 To 12/31/2004	$5.987	$6.353	28,380
From 01/01/2005 To 12/31/2005	$6.353	$6.386	22,922
From 01/01/2006 To 12/31/2006	$6.386	$7.106	18,352
From 01/01/2007 To 12/31/2007	$7.106	$7.437	14,292
From 01/01/2008 To 12/31/2008	$7.437	$5.475	11,596
From 01/01/2009 To 12/31/2009	$5.475	$6.732	7,425
From 01/01/2010 To 12/31/2010	$6.732	$7.525	8,211
Wanger International
From 01/01/2001 To 12/31/2001	$3.097	$2.411	25,932
From 01/01/2002 To 12/31/2002	$2.411	$2.051	20,977
From 01/01/2003 To 12/31/2003	$2.051	$3.016	17,661
From 01/01/2004 To 12/31/2004	$3.016	$3.879	14,324
From 01/01/2005 To 12/31/2005	$3.879	$4.656	11,419
From 01/01/2006 To 12/31/2006	$4.656	$6.306	9,512
From 01/01/2007 To 12/31/2007	$6.306	$7.243	8,104
From 01/01/2008 To 12/31/2008	$7.243	$3.891	6,583
From 01/01/2009 To 12/31/2009	$3.891	$5.755	17,156
From 01/01/2010 To 12/31/2010	$5.755	$7.099	4,942
Wanger International Select
From 01/01/2001 To 12/31/2001	$1.768	$1.281	2,343
From 01/01/2002 To 12/31/2002	$1.281	$1.072	1,988
From 01/01/2003 To 12/31/2003	$1.072	$1.495	2,040
From 01/01/2004 To 12/31/2004	$1.495	$1.835	2,057
From 01/01/2005 To 12/31/2005	$1.835	$2.110	2,160
From 01/01/2006 To 12/31/2006	$2.110	$2.834	2,453
From 01/01/2007 To 12/31/2007	$2.834	$3.408	2,428
From 01/01/2008 To 12/31/2008	$3.408	$1.873	1,856
From 01/01/2009 To 12/31/2009	$1.873	$2.458	9,083
From 01/01/2010 To 12/31/2010	$2.458	$2.964	1,504
Wanger Select
From 01/01/2001 To 12/31/2001	$1.436	$1.547	2,724
From 01/01/2002 To 12/31/2002	$1.547	$1.411	2,764
From 01/01/2003 To 12/31/2003	$1.411	$1.821	2,853
From 01/01/2004 To 12/31/2004	$1.821	$2.146	2,658
From 01/01/2005 To 12/31/2005	$2.146	$2.341	2,556
From 01/01/2006 To 12/31/2006	$2.341	$2.768	2,367
From 01/01/2007 To 12/31/2007	$2.768	$2.990	2,458
From 01/01/2008 To 12/31/2008	$2.990	$1.504	2,020
From 01/01/2009 To 12/31/2009	$1.504	$2.468	12,994
From 01/01/2010 To 12/31/2010	$2.468	$3.084	1,969

C-9

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger USA
From 01/01/2001 To 12/31/2001	$2.573	$2.830	47,609
From 01/01/2002 To 12/31/2002	$2.830	$2.325	38,086
From 01/01/2003 To 12/31/2003	$2.325	$3.288	30,881
From 01/01/2004 To 12/31/2004	$3.288	$3.842	23,785
From 01/01/2005 To 12/31/2005	$3.842	$4.221	18,154
From 01/01/2006 To 12/31/2006	$4.221	$4.497	13,457
From 01/01/2007 To 12/31/2007	$4.497	$4.680	10,549
From 01/01/2008 To 12/31/2008	$4.680	$2.787	8,740
From 01/01/2009 To 12/31/2009	$2.787	$3.915	19,266
From 01/01/2010 To 12/31/2010	$3.915	$4.768	6,677

*Date subaccount began operations.

Big Edge Choice® for New York Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares
From 01/01/2001 To 12/31/2001	$0.789	$0.654	614
From 01/01/2002 To 12/31/2002	$0.654	$0.427	647
From 01/01/2003 To 12/31/2003	$0.427	$0.567	585
From 01/01/2004 To 12/31/2004	$0.567	$0.605	553
From 01/01/2005 To 12/31/2005	$0.605	$0.683	602
From 01/01/2006 To 12/31/2006	$0.683	$0.803	443
From 01/01/2007 To 12/31/2007	$0.803	$1.057	383
From 01/01/2008 To 12/31/2008	$1.057	$0.572	196
From 01/01/2009 To 12/31/2009	$0.572	$0.853	78
From 01/01/2010 To 12/31/2010	$0.853	$0.959	111
DWS Equity 500 Index VIP – Class A
From 04/18/2002* To 12/31/2002	$1.000	$0.815	49
From 01/01/2003 To 12/31/2003	$0.815	$1.030	60
From 01/01/2004 To 12/31/2004	$1.030	$1.123	81
From 01/01/2005 To 12/31/2005	$1.123	$1.160	109
From 01/01/2006 To 12/31/2006	$1.160	$1.322	238
From 01/01/2007 To 12/31/2007	$1.322	$1.372	201
From 01/01/2008 To 12/31/2008	$1.372	$0.851	130
From 01/01/2009 To 12/31/2009	$0.851	$1.060	4
From 01/01/2010 To 12/31/2010	$1.060	$1.199	70
Federated Fund for U.S. Government Securities II
From 01/01/2001 To 12/31/2001	$1.103	$1.165	671
From 01/01/2002 To 12/31/2002	$1.165	$1.253	1,621
From 01/01/2003 To 12/31/2003	$1.253	$1.265	1,156
From 01/01/2004 To 12/31/2004	$1.265	$1.292	1,047
From 01/01/2005 To 12/31/2005	$1.292	$1.300	933
From 01/01/2006 To 12/31/2006	$1.300	$1.336	877
From 01/01/2007 To 12/31/2007	$1.336	$1.400	569
From 01/01/2008 To 12/31/2008	$1.400	$1.440	469
From 01/01/2009 To 12/31/2009	$1.440	$1.494	8
From 01/01/2010 To 12/31/2010	$1.494	$1.550	244

C-10

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated High Income Bond Fund II – Primary Shares
From 01/01/2001 To 12/31/2001	$0.903	$0.903	279
From 01/01/2002 To 12/31/2002	$0.903	$0.903	259
From 01/01/2003 To 12/31/2003	$0.903	$1.088	205
From 01/01/2004 To 12/31/2004	$1.088	$1.186	205
From 01/01/2005 To 12/31/2005	$1.186	$1.201	771
From 01/01/2006 To 12/31/2006	$1.201	$1.312	696
From 01/01/2007 To 12/31/2007	$1.312	$1.338	507
From 01/01/2008 To 12/31/2008	$1.338	$0.977	234
From 01/01/2009 To 12/31/2009	$0.977	$1.473	10
From 01/01/2010 To 12/31/2010	$1.473	$1.666	148
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.987	710
Fidelity® VIP Contrafund® Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.933	$0.806	553
From 01/01/2002 To 12/31/2002	$0.806	$0.720	673
From 01/01/2003 To 12/31/2003	$0.720	$0.911	1,027
From 01/01/2004 To 12/31/2004	$0.911	$1.037	1,616
From 01/01/2005 To 12/31/2005	$1.037	$1.195	3,321
From 01/01/2006 To 12/31/2006	$1.195	$1.315	2,954
From 01/01/2007 To 12/31/2007	$1.315	$1.524	2,156
From 01/01/2008 To 12/31/2008	$1.524	$0.862	1,543
From 01/01/2009 To 12/31/2009	$0.862	$1.154	12
From 01/01/2010 To 12/31/2010	$1.154	$1.333	983
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.879	$0.742	64
From 01/01/2002 To 12/31/2002	$0.742	$0.571	61
From 01/01/2003 To 12/31/2003	$0.571	$0.731	57
From 01/01/2004 To 12/31/2004	$0.731	$0.772	53
From 01/01/2005 To 12/31/2005	$0.772	$0.828	72
From 01/01/2006 To 12/31/2006	$0.828	$0.860	191
From 01/01/2007 To 12/31/2007	$0.860	$1.044	193
From 01/01/2008 To 12/31/2008	$1.044	$0.463	115
From 01/01/2009 To 12/31/2009	$0.463	$0.665	16
From 01/01/2010 To 12/31/2010	$0.665	$0.811	110
Fidelity® VIP Growth Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.850	$0.690	504
From 01/01/2002 To 12/31/2002	$0.690	$0.475	618
From 01/01/2003 To 12/31/2003	$0.475	$0.622	709
From 01/01/2004 To 12/31/2004	$0.622	$0.634	843
From 01/01/2005 To 12/31/2005	$0.634	$0.660	648
From 01/01/2006 To 12/31/2006	$0.660	$0.695	351
From 01/01/2007 To 12/31/2007	$0.695	$0.870	293
From 01/01/2008 To 12/31/2008	$0.870	$0.453	285
From 01/01/2009 To 12/31/2009	$0.453	$0.572	15
From 01/01/2010 To 12/31/2010	$0.572	$0.700	170
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.000	$1.032	54
From 01/01/2008 To 12/31/2008	$1.032	$0.984	56
From 01/01/2009 To 12/31/2009	$0.984	$1.122	50
From 01/01/2010 To 12/31/2010	$1.122	$1.192	53

C-11

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Income Securities Fund – Class 2
From 01/01/2007 To 12/31/2007	$1.032	$1.061	28
From 01/01/2008 To 12/31/2008	$1.061	$0.736	34
From 01/01/2009 To 12/31/2009	$0.736	$0.984	42
From 01/01/2010 To 12/31/2010	$0.984	$1.094	30
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.024	43
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	4
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	158
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 07/01/2002* To 12/31/2002	$1.000	$0.690	15
From 01/01/2003 To 12/31/2003	$0.690	$0.881	66
From 01/01/2004 To 12/31/2004	$0.881	$0.927	69
From 01/01/2005 To 12/31/2005	$0.927	$0.995	99
From 01/01/2006 To 12/31/2006	$0.995	$1.043	177
From 01/01/2007 To 12/31/2007	$1.043	$1.152	139
From 01/01/2008 To 12/31/2008	$1.152	$0.653	103
From 01/01/2009 To 12/31/2009	$0.653	$0.780	82
From 01/01/2010 To 12/31/2010	$0.780	$0.889	67
Invesco V.I. Core Equity Fund – Series I Shares
From 04/21/2006* To 12/31/2006	$1.000	$1.086	65
From 01/01/2007 To 12/31/2007	$1.086	$1.157	55
From 01/01/2008 To 12/31/2008	$1.157	$0.797	51
From 01/01/2009 To 12/31/2009	$0.797	$0.896	29
From 01/01/2010 To 12/31/2010	$0.896	$1.090	42
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
From 04/10/2002* To 12/31/2002	$1.000	$0.934	103
From 01/01/2003 To 12/31/2003	$0.934	$1.181	94
From 01/01/2004 To 12/31/2004	$1.181	$1.016	164
From 01/01/2005 To 12/31/2005	$1.016	$1.079	99
From 01/01/2006 To 12/31/2006	$1.079	$1.184	72
From 01/01/2007 To 12/31/2007	$1.184	$1.279	69
From 01/01/2008 To 12/31/2008	$1.279	$0.901	32
From 01/01/2009 To 12/31/2009	$0.901	$1.158	121
From 01/01/2010 To 12/31/2010	$1.158	$1.303	31
Invesco Van Kampen V.I. Equity and Income Fund – Class II
From 01/01/2010 To 12/31/2010	$0.970	$1.072	3
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
From 04/29/2005* To 12/31/2005	$0.979	$1.092	29
From 01/01/2006 To 12/31/2006	$1.092	$1.250	39
From 01/01/2007 To 12/31/2007	$1.250	$1.144	23
From 01/01/2008 To 12/31/2008	$1.144	$0.717	20
From 01/01/2009 To 12/31/2009	$0.717	$1.079	54
From 01/01/2010 To 12/31/2010	$1.079	$1.317	15

C-12

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.978	$1.021	1,129
From 01/01/2006 To 12/31/2006	$1.021	$1.101	984
From 01/01/2007 To 12/31/2007	$1.101	$1.153	663
From 01/01/2008 To 12/31/2008	$1.153	$0.937	358
From 01/01/2009 To 12/31/2009	$0.937	$1.242	29
From 01/01/2010 To 12/31/2010	$1.242	$1.376	175
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.980	$1.048	1,543
From 01/01/2006 To 12/31/2006	$1.048	$1.212	1,446
From 01/01/2007 To 12/31/2007	$1.212	$1.236	1,035
From 01/01/2008 To 12/31/2008	$1.236	$0.775	699
From 01/01/2009 To 12/31/2009	$0.775	$0.909	1
From 01/01/2010 To 12/31/2010	$0.909	$1.053	399
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.957	$1.081	226
From 01/01/2006 To 12/31/2006	$1.081	$1.197	139
From 01/01/2007 To 12/31/2007	$1.197	$1.187	84
From 01/01/2008 To 12/31/2008	$1.187	$0.710	63
From 01/01/2009 To 12/31/2009	$0.710	$0.887	6
From 01/01/2010 To 12/31/2010	$0.887	$1.097	64
Mutual Shares Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.191	$1.258	235
From 01/01/2002 To 12/31/2002	$1.258	$1.094	417
From 01/01/2003 To 12/31/2003	$1.094	$1.350	394
From 01/01/2004 To 12/31/2004	$1.350	$1.500	435
From 01/01/2005 To 12/31/2005	$1.500	$1.635	481
From 01/01/2006 To 12/31/2006	$1.635	$1.909	461
From 01/01/2007 To 12/31/2007	$1.909	$1.948	339
From 01/01/2008 To 12/31/2008	$1.948	$1.209	214
From 01/01/2009 To 12/31/2009	$1.209	$1.502	41
From 01/01/2010 To 12/31/2010	$1.502	$1.648	196
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.073	$1.104	46
From 01/01/2008 To 12/31/2008	$1.104	$0.682	47
From 01/01/2009 To 12/31/2009	$0.682	$0.871	58
From 01/01/2010 To 12/31/2010	$0.871	$1.022	53
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.078	$1.010	2
From 01/01/2008 To 12/31/2008	$1.010	$0.603	6
From 01/01/2009 To 12/31/2009	$0.603	$0.730	56
From 01/01/2010 To 12/31/2010	$0.730	$0.861	6
Oppenheimer Global Securities Fund/VA – Service Shares
From 10/20/2006* To 12/31/2006	$1.000	$1.059	3
From 01/01/2007 To 12/31/2007	$1.059	$1.108	10
From 01/01/2008 To 12/31/2008	$1.108	$0.652	7
From 01/01/2009 To 12/31/2009	$0.652	$0.896	4
From 01/01/2010 To 12/31/2010	$0.896	$1.022	4

C-13

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.077	$1.008	8
From 01/01/2008 To 12/31/2008	$1.008	$0.616	10
From 01/01/2009 To 12/31/2009	$0.616	$0.832	6
From 01/01/2010 To 12/31/2010	$0.832	$1.009	33
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$0.986	$1.212	6
From 01/01/2008 To 12/31/2008	$1.212	$0.671	6
From 01/01/2009 To 12/31/2009	$0.671	$0.938	62
From 01/01/2010 To 12/31/2010	$0.938	$1.149	12
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$1.015	$1.084	28
From 01/01/2008 To 12/31/2008	$1.084	$1.119	165
From 01/01/2009 To 12/31/2009	$1.119	$1.257	66
From 01/01/2010 To 12/31/2010	$1.257	$1.339	50
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	7
From 01/01/2008 To 12/31/2008	$1.020	$1.040	11
From 01/01/2009 To 12/31/2009	$1.040	$1.139	2
From 01/01/2010 To 12/31/2010	$1.139	$1.206	11
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.022	4
From 01/01/2008 To 12/31/2008	$1.022	$0.675	12
From 01/01/2009 To 12/31/2009	$0.675	$0.851	3
From 01/01/2010 To 12/31/2010	$0.851	$0.972	7
Sentinel Variable Products Mid Cap Fund
From 01/01/2008 To 12/31/2008	$1.077	$0.573	81
From 01/01/2009 To 12/31/2009	$0.573	$0.738	3
From 01/01/2010 To 12/31/2010	$0.738	$0.899	9
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.005	1
From 01/01/2008 To 12/31/2008	$1.005	$0.671	19
From 01/01/2009 To 12/31/2009	$0.671	$0.841	3
From 01/01/2010 To 12/31/2010	$0.841	$1.027	3
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.198	$1.086	138
From 01/01/2002 To 12/31/2002	$1.086	$1.069	96
From 01/01/2003 To 12/31/2003	$1.069	$1.614	88
From 01/01/2004 To 12/31/2004	$1.614	$1.985	85
From 01/01/2005 To 12/31/2005	$1.985	$2.494	85
From 01/01/2006 To 12/31/2006	$2.494	$3.151	71
From 01/01/2007 To 12/31/2007	$3.151	$4.003	93
From 01/01/2008 To 12/31/2008	$4.003	$1.867	30
From 01/01/2009 To 12/31/2009	$1.867	$3.178	36
From 01/01/2010 To 12/31/2010	$3.178	$3.685	30

C-14

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Foreign Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.095	$0.907	748
From 01/01/2002 To 12/31/2002	$0.907	$0.729	704
From 01/01/2003 To 12/31/2003	$0.729	$0.950	638
From 01/01/2004 To 12/31/2004	$0.950	$1.111	682
From 01/01/2005 To 12/31/2005	$1.111	$1.207	661
From 01/01/2006 To 12/31/2006	$1.207	$1.445	398
From 01/01/2007 To 12/31/2007	$1.445	$1.646	310
From 01/01/2008 To 12/31/2008	$1.646	$0.968	242
From 01/01/2009 To 12/31/2009	$0.968	$1.308	37
From 01/01/2010 To 12/31/2010	$1.308	$1.399	135
Templeton Growth Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.207	$1.175	258
From 01/01/2002 To 12/31/2002	$1.175	$0.945	272
From 01/01/2003 To 12/31/2003	$0.945	$1.231	287
From 01/01/2004 To 12/31/2004	$1.231	$1.409	335
From 01/01/2005 To 12/31/2005	$1.409	$1.512	368
From 01/01/2006 To 12/31/2006	$1.512	$1.817	306
From 01/01/2007 To 12/31/2007	$1.817	$1.834	263
From 01/01/2008 To 12/31/2008	$1.834	$1.043	195
From 01/01/2009 To 12/31/2009	$1.043	$1.349	40
From 01/01/2010 To 12/31/2010	$1.349	$1.429	167
Virtus Capital Growth Series
From 01/01/2001 To 12/31/2001	$1.169	$0.754	25,137
From 01/01/2002 To 12/31/2002	$0.754	$0.559	22,537
From 01/01/2003 To 12/31/2003	$0.559	$0.698	20,981
From 01/01/2004 To 12/31/2004	$0.698	$0.722	16,603
From 01/01/2005 To 12/31/2005	$0.722	$0.739	8,255
From 01/01/2006 To 12/31/2006	$0.739	$0.752	6,991
From 01/01/2007 To 12/31/2007	$0.752	$0.822	5,366
From 01/01/2008 To 12/31/2008	$0.822	$0.480	4,281
From 01/01/2009 To 12/31/2009	$0.480	$0.615	403
From 01/01/2010 To 12/31/2010	$0.615	$0.697	3,467
Virtus Growth and Income Series
From 01/01/2001 To 12/31/2001	$1.193	$1.081	4,982
From 01/01/2002 To 12/31/2002	$1.081	$0.826	4,455
From 01/01/2003 To 12/31/2003	$0.826	$1.038	4,112
From 01/01/2004 To 12/31/2004	$1.038	$1.131	4,097
From 01/01/2005 To 12/31/2005	$1.131	$1.169	2,896
From 01/01/2006 To 12/31/2006	$1.169	$1.351	2,151
From 01/01/2007 To 12/31/2007	$1.351	$1.421	1,516
From 01/01/2008 To 12/31/2008	$1.421	$0.912	1,141
From 01/01/2009 To 12/31/2009	$0.912	$1.111	178
From 01/01/2010 To 12/31/2010	$1.111	$1.236	2,007

C-15

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus International Series
From 01/01/2001 To 12/31/2001	$1.077	$0.807	5
From 01/01/2002 To 12/31/2002	$0.807	$0.678	3,548
From 01/01/2003 To 12/31/2003	$0.678	$0.881	3,802
From 01/01/2004 To 12/31/2004	$0.881	$1.050	3,257
From 01/01/2005 To 12/31/2005	$1.050	$1.228	2,400
From 01/01/2006 To 12/31/2006	$1.228	$1.543	3,063
From 01/01/2007 To 12/31/2007	$1.543	$1.749	2,166
From 01/01/2008 To 12/31/2008	$1.749	$1.052	1,354
From 01/01/2009 To 12/31/2009	$1.052	$1.452	283
From 01/01/2010 To 12/31/2010	$1.452	$1.625	973
Virtus Multi-Sector Fixed Income Series
From 01/01/2001 To 12/31/2001	$1.018	$1.065	3,459
From 01/01/2002 To 12/31/2002	$1.065	$1.156	3,179
From 01/01/2003 To 12/31/2003	$1.156	$1.306	2,817
From 01/01/2004 To 12/31/2004	$1.306	$1.376	3,010
From 01/01/2005 To 12/31/2005	$1.376	$1.381	2,167
From 01/01/2006 To 12/31/2006	$1.381	$1.456	1,735
From 01/01/2007 To 12/31/2007	$1.456	$1.489	1,259
From 01/01/2008 To 12/31/2008	$1.489	$1.205	795
From 01/01/2009 To 12/31/2009	$1.205	$1.665	635
From 01/01/2010 To 12/31/2010	$1.665	$1.878	544
Virtus Real Estate Securities Series
From 01/01/2001 To 12/31/2001	$1.132	$1.190	344
From 01/01/2002 To 12/31/2002	$1.190	$1.315	352
From 01/01/2003 To 12/31/2003	$1.315	$1.794	431
From 01/01/2004 To 12/31/2004	$1.794	$2.383	602
From 01/01/2005 To 12/31/2005	$2.383	$2.705	875
From 01/01/2006 To 12/31/2006	$2.705	$3.657	582
From 01/01/2007 To 12/31/2007	$3.657	$3.040	411
From 01/01/2008 To 12/31/2008	$3.040	$1.892	276
From 01/01/2009 To 12/31/2009	$1.892	$2.410	254
From 01/01/2010 To 12/31/2010	$2.410	$3.042	179
Virtus Small-Cap Growth Series
From 05/12/2003* To 12/31/2003	$1.000	$1.517	17
From 01/01/2004 To 12/31/2004	$1.517	$1.528	25
From 01/01/2005 To 12/31/2005	$1.528	$1.743	15
From 01/01/2006 To 12/31/2006	$1.743	$2.054	149
From 01/01/2007 To 12/31/2007	$2.054	$2.351	122
From 01/01/2008 To 12/31/2008	$2.351	$1.277	109
From 01/01/2009 To 12/31/2009	$1.277	$1.542	886
From 01/01/2010 To 12/31/2010	$1.542	$1.726	627
Virtus Small-Cap Value Series
From 01/01/2001 To 12/31/2001	$1.000	$1.068	218
From 01/01/2002 To 12/31/2002	$1.068	$0.963	327
From 01/01/2003 To 12/31/2003	$0.963	$1.366	310
From 01/01/2004 To 12/31/2004	$1.366	$1.653	440
From 01/01/2005 To 12/31/2005	$1.653	$1.752	836
From 01/01/2006 To 12/31/2006	$1.752	$2.018	686
From 01/01/2007 To 12/31/2007	$2.018	$1.948	498
From 01/01/2008 To 12/31/2008	$1.948	$1.193	341
From 01/01/2009 To 12/31/2009	$1.193	$1.422	603
From 01/01/2010 To 12/31/2010	$1.422	$1.647	716

C-16

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Strategic Allocation Series
From 01/01/2001 To 12/31/2001	$1.224	$1.229	4,968
From 01/01/2002 To 12/31/2002	$1.229	$1.072	6,035
From 01/01/2003 To 12/31/2003	$1.072	$1.267	5,497
From 01/01/2004 To 12/31/2004	$1.267	$1.343	4,858
From 01/01/2005 To 12/31/2005	$1.343	$1.348	3,471
From 01/01/2006 To 12/31/2006	$1.348	$1.499	2,533
From 01/01/2007 To 12/31/2007	$1.499	$1.566	1,874
From 01/01/2008 To 12/31/2008	$1.566	$1.152	1,451
From 01/01/2009 To 12/31/2009	$1.152	$1.414	2,151
From 01/01/2010 To 12/31/2010	$1.414	$1.579	979
Wanger International
From 01/01/2001 To 12/31/2001	$1.691	$1.315	1,881
From 01/01/2002 To 12/31/2002	$1.315	$1.117	1,550
From 01/01/2003 To 12/31/2003	$1.117	$1.641	1,446
From 01/01/2004 To 12/31/2004	$1.641	$2.108	1,311
From 01/01/2005 To 12/31/2005	$2.108	$2.526	1,200
From 01/01/2006 To 12/31/2006	$2.526	$3.418	908
From 01/01/2007 To 12/31/2007	$3.418	$3.921	712
From 01/01/2008 To 12/31/2008	$3.921	$2.103	544
From 01/01/2009 To 12/31/2009	$2.103	$3.107	1,235
From 01/01/2010 To 12/31/2010	$3.107	$3.828	407
Wanger International Select
From 01/01/2001 To 12/31/2001	$1.786	$1.293	487
From 01/01/2002 To 12/31/2002	$1.293	$1.080	385
From 01/01/2003 To 12/31/2003	$1.080	$1.504	368
From 01/01/2004 To 12/31/2004	$1.504	$1.845	325
From 01/01/2005 To 12/31/2005	$1.845	$2.118	292
From 01/01/2006 To 12/31/2006	$2.118	$2.842	198
From 01/01/2007 To 12/31/2007	$2.842	$3.413	176
From 01/01/2008 To 12/31/2008	$3.413	$1.873	68
From 01/01/2009 To 12/31/2009	$1.873	$2.456	1,169
From 01/01/2010 To 12/31/2010	$2.456	$2.957	48
Wanger Select
From 01/01/2001 To 12/31/2001	$1.494	$1.608	475
From 01/01/2002 To 12/31/2002	$1.608	$1.465	328
From 01/01/2003 To 12/31/2003	$1.465	$1.889	295
From 01/01/2004 To 12/31/2004	$1.889	$2.222	270
From 01/01/2005 To 12/31/2005	$2.222	$2.422	234
From 01/01/2006 To 12/31/2006	$2.422	$2.859	85
From 01/01/2007 To 12/31/2007	$2.859	$3.085	63
From 01/01/2008 To 12/31/2008	$3.085	$1.550	31
From 01/01/2009 To 12/31/2009	$1.550	$2.540	1,218
From 01/01/2010 To 12/31/2010	$2.540	$3.171	64

C-17

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger USA
From 01/01/2001 To 12/31/2001	$1.040	$1.143	6,514
From 01/01/2002 To 12/31/2002	$1.143	$0.938	5,440
From 01/01/2003 To 12/31/2003	$0.938	$1.325	4,856
From 01/01/2004 To 12/31/2004	$1.325	$1.546	4,437
From 01/01/2005 To 12/31/2005	$1.546	$1.696	4,006
From 01/01/2006 To 12/31/2006	$1.696	$1.805	2,677
From 01/01/2007 To 12/31/2007	$1.805	$1.876	1,955
From 01/01/2008 To 12/31/2008	$1.876	$1.116	1,364
From 01/01/2009 To 12/31/2009	$1.116	$1.565	3,878
From 01/01/2010 To 12/31/2010	$1.565	$1.904	978

*Date subaccount began operations.

Big Edge Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares
From 01/01/2001 To 12/31/2001	$0.742	$0.618	319
From 01/01/2002 To 12/31/2002	$0.618	$0.404	343
From 01/01/2003 To 12/31/2003	$0.404	$0.539	542
From 01/01/2004 To 12/31/2004	$0.539	$0.578	185
From 01/01/2005 To 12/31/2005	$0.578	$0.654	165
From 01/01/2006 To 12/31/2006	$0.654	$0.773	122
From 01/01/2007 To 12/31/2007	$0.773	$1.021	111
From 01/01/2008 To 12/31/2008	$1.021	$0.555	94
From 01/01/2009 To 12/31/2009	$0.555	$0.830	43
From 01/01/2010 To 12/31/2010	$0.830	$0.937	91
DWS Equity 500 Index VIP – Class A
From 03/11/2002* To 12/31/2002	$1.000	$0.819	299
From 01/01/2003 To 12/31/2003	$0.819	$1.039	630
From 01/01/2004 To 12/31/2004	$1.039	$1.137	332
From 01/01/2005 To 12/31/2005	$1.137	$1.178	329
From 01/01/2006 To 12/31/2006	$1.178	$1.348	89
From 01/01/2007 To 12/31/2007	$1.348	$1.405	630
From 01/01/2008 To 12/31/2008	$1.405	$0.874	210
From 01/01/2009 To 12/31/2009	$0.874	$1.093	4
From 01/01/2010 To 12/31/2010	$1.093	$1.241	179
Federated Fund for U.S. Government Securities II
From 01/01/2001 To 12/31/2001	$1.102	$1.168	243
From 01/01/2002 To 12/31/2002	$1.168	$1.261	762
From 01/01/2003 To 12/31/2003	$1.261	$1.278	409
From 01/01/2004 To 12/31/2004	$1.278	$1.311	318
From 01/01/2005 To 12/31/2005	$1.311	$1.324	281
From 01/01/2006 To 12/31/2006	$1.324	$1.365	258
From 01/01/2007 To 12/31/2007	$1.365	$1.436	237
From 01/01/2008 To 12/31/2008	$1.436	$1.482	188
From 01/01/2009 To 12/31/2009	$1.482	$1.544	5
From 01/01/2010 To 12/31/2010	$1.544	$1.608	196

C-18

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated High Income Bond Fund II – Primary Shares
From 01/01/2001 To 12/31/2001	$0.936	$0.939	608
From 01/01/2002 To 12/31/2002	$0.939	$0.943	557
From 01/01/2003 To 12/31/2003	$0.943	$1.141	611
From 01/01/2004 To 12/31/2004	$1.141	$1.248	196
From 01/01/2005 To 12/31/2005	$1.248	$1.268	217
From 01/01/2006 To 12/31/2006	$1.268	$1.391	229
From 01/01/2007 To 12/31/2007	$1.391	$1.424	227
From 01/01/2008 To 12/31/2008	$1.424	$1.044	195
From 01/01/2009 To 12/31/2009	$1.044	$1.579	5
From 01/01/2010 To 12/31/2010	$1.579	$1.794	177
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.990	905
Fidelity® VIP Contrafund® Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.936	$0.812	144
From 01/01/2002 To 12/31/2002	$0.812	$0.728	391
From 01/01/2003 To 12/31/2003	$0.728	$0.925	488
From 01/01/2004 To 12/31/2004	$0.925	$1.056	494
From 01/01/2005 To 12/31/2005	$1.056	$1.222	651
From 01/01/2006 To 12/31/2006	$1.222	$1.350	854
From 01/01/2007 To 12/31/2007	$1.350	$1.570	801
From 01/01/2008 To 12/31/2008	$1.570	$0.892	572
From 01/01/2009 To 12/31/2009	$0.892	$1.198	14
From 01/01/2010 To 12/31/2010	$1.198	$1.389	505
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.857	$0.726	62
From 01/01/2002 To 12/31/2002	$0.726	$0.561	90
From 01/01/2003 To 12/31/2003	$0.561	$0.720	89
From 01/01/2004 To 12/31/2004	$0.720	$0.764	81
From 01/01/2005 To 12/31/2005	$0.764	$0.823	77
From 01/01/2006 To 12/31/2006	$0.823	$0.858	74
From 01/01/2007 To 12/31/2007	$0.858	$1.045	65
From 01/01/2008 To 12/31/2008	$1.045	$0.465	24
From 01/01/2009 To 12/31/2009	$0.465	$0.671	8
From 01/01/2010 To 12/31/2010	$0.671	$0.821	36
Fidelity® VIP Growth Portfolio – Service Class
From 01/01/2001 To 12/31/2001	$0.843	$0.687	307
From 01/01/2002 To 12/31/2002	$0.687	$0.475	304
From 01/01/2003 To 12/31/2003	$0.475	$0.624	237
From 01/01/2004 To 12/31/2004	$0.624	$0.638	253
From 01/01/2005 To 12/31/2005	$0.638	$0.667	282
From 01/01/2006 To 12/31/2006	$0.667	$0.705	233
From 01/01/2007 To 12/31/2007	$0.705	$0.886	212
From 01/01/2008 To 12/31/2008	$0.886	$0.463	138
From 01/01/2009 To 12/31/2009	$0.465	$0.671	8
From 01/01/2010 To 12/31/2010	$0.671	$0.721	88
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.000	$1.036	5
From 01/01/2008 To 12/31/2008	$1.036	$0.991	5
From 01/01/2009 To 12/31/2009	$0.991	$1.135	26
From 01/01/2010 To 12/31/2010	$1.135	$1.210	9

C-19

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Income Securities Fund – Class 2
From 01/01/2007 To 12/31/2007	$1.038	$1.066	190
From 01/01/2008 To 12/31/2008	$1.066	$0.742	98
From 01/01/2009 To 12/31/2009	$0.742	$0.996	18
From 01/01/2010 To 12/31/2010	$0.996	$1.111	40
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.012	130
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 08/02/2001* To 12/31/2001	$1.000	$0.927	3
From 01/01/2002 To 12/31/2002	$0.927	$0.694	20
From 01/01/2003 To 12/31/2003	$0.694	$0.890	62
From 01/01/2004 To 12/31/2004	$0.890	$0.939	137
From 01/01/2005 To 12/31/2005	$0.939	$1.012	115
From 01/01/2006 To 12/31/2006	$1.012	$1.065	95
From 01/01/2007 To 12/31/2007	$1.065	$1.181	35
From 01/01/2008 To 12/31/2008	$1.181	$0.672	56
From 01/01/2009 To 12/31/2009	$0.672	$0.806	45
From 01/01/2010 To 12/31/2010	$0.806	$0.921	47
Invesco V.I. Core Equity Fund – Series I Shares
From 04/21/2006* To 12/31/2006	$1.000	$1.088	12
From 01/01/2007 To 12/31/2007	$1.088	$1.165	12
From 01/01/2008 To 12/31/2008	$1.165	$0.806	12
From 01/01/2009 To 12/31/2009	$0.806	$1.023	48
From 01/01/2010 To 12/31/2010	$1.023	$1.110	6
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
From 01/30/2002* To 12/31/2002	$1.000	$0.938	60
From 01/01/2003 To 12/31/2003	$0.938	$1.191	60
From 01/01/2004 To 12/31/2004	$1.191	$1.017	65
From 01/01/2005 To 12/31/2005	$1.017	$1.083	91
From 01/01/2006 To 12/31/2006	$1.083	$1.193	44
From 01/01/2007 To 12/31/2007	$1.193	$1.294	40
From 01/01/2008 To 12/31/2008	$1.294	$0.916	30
From 01/01/2009 To 12/31/2009	$0.916	$1.180	54
From 01/01/2010 To 12/31/2010	$1.180	$1.333	28
Invesco Van Kampen V.I. Equity and Income Fund – Class II
From 01/01/2007 To 12/31/2007	$1.094	$1.057	27
From 01/01/2008 To 12/31/2008	$1.057	$0.809	27
From 01/01/2009 To 12/31/2009	$0.809	$0.982	57
From 01/01/2010 To 12/31/2010	$0.982	$1.089	45
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
From 04/29/2005* To 12/31/2005	$0.979	$1.095	17
From 01/01/2006 To 12/31/2006	$1.095	$1.258	14
From 01/01/2007 To 12/31/2007	$1.258	$1.156	13
From 01/01/2008 To 12/31/2008	$1.156	$0.727	1
From 01/01/2009 To 12/31/2009	$0.727	$1.099	26
From 01/01/2010 To 12/31/2010	$1.099	$1.346	1

C-20

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.978	$1.024	54
From 01/01/2006 To 12/31/2006	$1.024	$1.108	62
From 01/01/2007 To 12/31/2007	$1.108	$1.165	50
From 01/01/2008 To 12/31/2008	$1.165	$0.951	65
From 01/01/2009 To 12/31/2009	$0.951	$1.264	9
From 01/01/2010 To 12/31/2010	$1.264	$1.406	47
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.980	$1.051	175
From 01/01/2006 To 12/31/2006	$1.051	$1.220	146
From 01/01/2007 To 12/31/2007	$1.220	$1.249	107
From 01/01/2008 To 12/31/2008	$1.249	$0.786	66
From 01/01/2009 To 12/31/2009	$0.786	$0.926	1
From 01/01/2010 To 12/31/2010	$0.926	$1.076	23
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 04/29/2005* To 12/31/2005	$0.957	$1.084	110
From 01/01/2006 To 12/31/2006	$1.084	$1.205	129
From 01/01/2007 To 12/31/2007	$1.205	$1.200	97
From 01/01/2008 To 12/31/2008	$1.200	$0.720	60
From 01/01/2009 To 12/31/2009	$0.720	$0.903	5
From 01/01/2010 To 12/31/2010	$0.903	$1.121	29
Mutual Shares Securities Fund – Class 2
From 01/26/2001* To 12/31/2001	$1.000	$1.018	175
From 01/01/2002 To 12/31/2002	$1.018	$0.888	404
From 01/01/2003 To 12/31/2003	$0.888	$1.101	406
From 01/01/2004 To 12/31/2004	$1.101	$1.227	377
From 01/01/2005 To 12/31/2005	$1.227	$1.343	417
From 01/01/2006 To 12/31/2006	$1.343	$1.574	630
From 01/01/2007 To 12/31/2007	$1.574	$1.613	583
From 01/01/2008 To 12/31/2008	$1.613	$1.004	429
From 01/01/2009 To 12/31/2009	$1.004	$1.253	17
From 01/01/2010 To 12/31/2010	$1.253	$1.379	304
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.116	$1.109	1
From 01/01/2008 To 12/31/2008	$1.109	$0.688	7
From 01/01/2009 To 12/31/2009	$0.688	$0.881	31
From 01/01/2010 To 12/31/2010	$0.881	$1.038	18
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2009 To 12/31/2009	$0.826	$0.894	10
From 01/01/2010 To 12/31/2010	$0.894	$0.966	0
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.087	$1.012	7
From 01/01/2008 To 12/31/2008	$1.012	$0.621	11
From 01/01/2009 To 12/31/2009	$0.621	$0.842	5
From 01/01/2010 To 12/31/2010	$0.842	$1.026	17
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$1.097	$1.218	2
From 01/01/2008 To 12/31/2008	$1.218	$0.677	23
From 01/01/2009 To 12/31/2009	$0.677	$0.949	33
From 01/01/2010 To 12/31/2010	$0.949	$1.167	29

C-21

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$0.986	$1.096	44
From 01/01/2008 To 12/31/2008	$1.096	$1.007	51
From 01/01/2009 To 12/31/2009	$1.007	$1.179	40
From 01/01/2010 To 12/31/2010	$1.179	$1.261	2
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$1.015	$1.089	136
From 01/01/2008 To 12/31/2008	$1.089	$1.128	131
From 01/01/2009 To 12/31/2009	$1.128	$1.273	40
From 01/01/2010 To 12/31/2010	$1.273	$1.361	236
Rydex|SGI VT U.S. Long Short Momentum Fund
From 09/03/2003* To 12/31/2003	$1.000	$1.155	26
From 01/01/2004 To 12/31/2004	$1.155	$1.265	40
From 01/01/2005 To 12/31/2005	$1.265	$1.425	43
From 01/01/2006 To 12/31/2006	$1.425	$1.571	32
From 01/01/2007 To 12/31/2007	$1.571	$1.909	26
From 01/01/2008 To 12/31/2008	$1.909	$1.120	26
From 01/01/2009 To 12/31/2009	$1.120	$1.411	30
From 01/01/2010 To 12/31/2010	$1.411	$1.554	14
Sentinel Variable Products Balanced Fund
From 01/01/2008 To 12/31/2008	$1.018	$0.766	16
From 01/01/2009 To 12/31/2009	$0.766	$0.921	1
Sentinel Variable Products Bond Fund
From 01/01/2008 To 12/31/2008	$1.021	$1.045	44
From 01/01/2009 To 12/31/2009	$1.045	$1.149	1
From 01/01/2010 To 12/31/2010	$1.149	$1.221	28
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.024	25
From 01/01/2008 To 12/31/2008	$1.024	$0.679	49
From 01/01/2009 To 12/31/2009	$0.679	$0.858	2
From 01/01/2010 To 12/31/2010	$0.858	$0.984	76
Sentinel Variable Products Mid Cap Fund
From 01/01/2008 To 12/31/2008	$1.078	$0.576	5
From 01/01/2009 To 12/31/2009	$0.576	$0.745	1
From 01/01/2010 To 12/31/2010	$0.745	$0.911	0
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.006	13
From 01/01/2008 To 12/31/2008	$1.006	$0.674	21
From 01/01/2009 To 12/31/2009	$0.674	$0.849	1
From 01/01/2010 To 12/31/2010	$0.849	$1.040	24
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$0.539	$0.491	539
From 01/01/2002 To 12/31/2002	$0.491	$0.485	527
From 01/01/2003 To 12/31/2003	$0.485	$0.735	515
From 01/01/2004 To 12/31/2004	$0.735	$0.908	515
From 01/01/2005 To 12/31/2005	$0.908	$1.145	515
From 01/01/2006 To 12/31/2006	$1.145	$1.452	17
From 01/01/2007 To 12/31/2007	$1.452	$1.851	34
From 01/01/2008 To 12/31/2008	$1.851	$0.867	57
From 01/01/2009 To 12/31/2009	$0.867	$1.481	10
From 01/01/2010 To 12/31/2010	$1.481	$1.724	44

C-22

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Foreign Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.241	$1.032	155
From 01/01/2002 To 12/31/2002	$1.032	$0.832	171
From 01/01/2003 To 12/31/2003	$0.832	$1.089	93
From 01/01/2004 To 12/31/2004	$1.089	$1.277	83
From 01/01/2005 To 12/31/2005	$1.277	$1.393	67
From 01/01/2006 To 12/31/2006	$1.393	$1.675	39
From 01/01/2007 To 12/31/2007	$1.675	$1.915	53
From 01/01/2008 To 12/31/2008	$1.915	$1.130	33
From 01/01/2009 To 12/31/2009	$1.130	$1.533	11
From 01/01/2010 To 12/31/2010	$1.533	$1.646	39
Templeton Growth Securities Fund – Class 2
From 01/01/2001 To 12/31/2001	$1.439	$1.406	144
From 01/01/2002 To 12/31/2002	$1.406	$1.134	170
From 01/01/2003 To 12/31/2003	$1.134	$1.484	160
From 01/01/2004 To 12/31/2004	$1.484	$1.705	167
From 01/01/2005 To 12/31/2005	$1.705	$1.837	174
From 01/01/2006 To 12/31/2006	$1.837	$2.216	132
From 01/01/2007 To 12/31/2007	$2.216	$2.245	193
From 01/01/2008 To 12/31/2008	$2.245	$1.282	111
From 01/01/2009 To 12/31/2009	$1.282	$1.664	12
From 01/01/2010 To 12/31/2010	$1.664	$1.769	70
Virtus Capital Growth Series
From 01/01/2001 To 12/31/2001	$14.874	$9.632	3,055
From 01/01/2002 To 12/31/2002	$9.632	$7.170	2,154
From 01/01/2003 To 12/31/2003	$7.170	$8.979	1,956
From 01/01/2004 To 12/31/2004	$8.979	$9.331	1,689
From 01/01/2005 To 12/31/2005	$9.331	$9.581	1,344
From 01/01/2006 To 12/31/2006	$9.581	$9.790	1,111
From 01/01/2007 To 12/31/2007	$9.790	$10.734	917
From 01/01/2008 To 12/31/2008	$10.734	$6.293	815
From 01/01/2009 To 12/31/2009	$6.293	$8.095	82
From 01/01/2010 To 12/31/2010	$8.095	$9.206	654
Virtus Growth and Income Series
From 01/01/2001 To 12/31/2001	$1.280	$1.163	735
From 01/01/2002 To 12/31/2002	$1.163	$0.892	456
From 01/01/2003 To 12/31/2003	$0.892	$1.126	543
From 01/01/2004 To 12/31/2004	$1.126	$1.232	897
From 01/01/2005 To 12/31/2005	$1.232	$1.278	657
From 01/01/2006 To 12/31/2006	$1.278	$1.483	516
From 01/01/2007 To 12/31/2007	$1.483	$1.508	194
From 01/01/2008 To 12/31/2008	$1.508	$1.008	153
From 01/01/2009 To 12/31/2009	$1.008	$1.233	71
From 01/01/2010 To 12/31/2010	$1.233	$1.377	295

C-23

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus International Series
From 01/01/2001 To 12/31/2001	$2.427	$1.825	1,303
From 01/01/2002 To 12/31/2002	$1.825	$1.539	1,059
From 01/01/2003 To 12/31/2003	$1.539	$2.009	738
From 01/01/2004 To 12/31/2004	$2.009	$2.402	672
From 01/01/2005 To 12/31/2005	$2.402	$2.820	648
From 01/01/2006 To 12/31/2006	$2.820	$3.556	662
From 01/01/2007 To 12/31/2007	$3.556	$4.047	541
From 01/01/2008 To 12/31/2008	$4.047	$2.444	495
From 01/01/2009 To 12/31/2009	$2.444	$3.385	208
From 01/01/2010 To 12/31/2010	$3.385	$3.802	389
Virtus Multi-Sector Fixed Income Series
From 01/01/2001 To 12/31/2001	$4.321	$4.538	1,284
From 01/01/2002 To 12/31/2002	$4.538	$4.941	1,168
From 01/01/2003 To 12/31/2003	$4.941	$5.605	913
From 01/01/2004 To 12/31/2004	$5.605	$5.928	677
From 01/01/2005 To 12/31/2005	$5.928	$5.974	560
From 01/01/2006 To 12/31/2006	$5.974	$6.319	487
From 01/01/2007 To 12/31/2007	$6.319	$6.488	423
From 01/01/2008 To 12/31/2008	$6.488	$5.271	341
From 01/01/2009 To 12/31/2009	$5.271	$7.313	250
From 01/01/2010 To 12/31/2010	$7.313	$8.279	284
Virtus Real Estate Securities Series
From 01/01/2001 To 12/31/2001	$1.929	$2.036	98
From 01/01/2002 To 12/31/2002	$2.036	$2.259	282
From 01/01/2003 To 12/31/2003	$2.259	$3.092	242
From 01/01/2004 To 12/31/2004	$3.092	$4.123	210
From 01/01/2005 To 12/31/2005	$4.123	$4.698	204
From 01/01/2006 To 12/31/2006	$4.698	$6.375	194
From 01/01/2007 To 12/31/2007	$6.375	$5.320	134
From 01/01/2008 To 12/31/2008	$5.320	$3.324	64
From 01/01/2009 To 12/31/2009	$3.324	$4.248	176
From 01/01/2010 To 12/31/2010	$4.248	$5.384	44
Virtus Small-Cap Growth Series
From 10/29/2003* To 12/31/2003	$1.000	$1.525	20
From 01/01/2004 To 12/31/2004	$1.525	$1.542	9
From 01/01/2005 To 12/31/2005	$1.542	$1.766	8
From 01/01/2006 To 12/31/2006	$1.766	$2.088	91
From 01/01/2007 To 12/31/2007	$2.088	$2.400	70
From 01/01/2008 To 12/31/2008	$2.400	$1.308	59
From 01/01/2009 To 12/31/2009	$1.308	$1.585	354
From 01/01/2010 To 12/31/2010	$1.585	$1.782	143
Virtus Small-Cap Value Series
From 02/20/2001* To 12/31/2001	$1.000	$1.085	143
From 01/01/2002 To 12/31/2002	$1.085	$0.982	510
From 01/01/2003 To 12/31/2003	$0.982	$1.399	416
From 01/01/2004 To 12/31/2004	$1.399	$1.699	276
From 01/01/2005 To 12/31/2005	$1.699	$1.807	282
From 01/01/2006 To 12/31/2006	$1.807	$2.089	200
From 01/01/2007 To 12/31/2007	$2.089	$2.024	178
From 01/01/2008 To 12/31/2008	$2.024	$1.244	117
From 01/01/2009 To 12/31/2009	$1.244	$1.489	281
From 01/01/2010 To 12/31/2010	$1.489	$1.731	242

C-24

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Strategic Allocation Series
From 01/01/2001 To 12/31/2001	$5.963	$6.013	7,478
From 01/01/2002 To 12/31/2002	$6.013	$5.263	6,730
From 01/01/2003 To 12/31/2003	$5.263	$6.246	5,950
From 01/01/2004 To 12/31/2004	$6.246	$6.645	4,931
From 01/01/2005 To 12/31/2005	$6.645	$6.696	4,384
From 01/01/2006 To 12/31/2006	$6.696	$7.471	3,550
From 01/01/2007 To 12/31/2007	$7.471	$7.838	2,766
From 01/01/2008 To 12/31/2008	$7.838	$5.785	2,336
From 01/01/2009 To 12/31/2009	$5.785	$7.132	398
From 01/01/2010 To 12/31/2010	$7.132	$7.992	1,783
Wanger International
From 01/01/2001 To 12/31/2001	$2.912	$2.273	983
From 01/01/2002 To 12/31/2002	$2.273	$1.939	865
From 01/01/2003 To 12/31/2003	$1.939	$2.858	656
From 01/01/2004 To 12/31/2004	$2.858	$3.685	571
From 01/01/2005 To 12/31/2005	$3.685	$4.434	564
From 01/01/2006 To 12/31/2006	$4.434	$6.021	262
From 01/01/2007 To 12/31/2007	$6.021	$6.933	227
From 01/01/2008 To 12/31/2008	$6.933	$3.734	150
From 01/01/2009 To 12/31/2009	$3.734	$5.537	966
From 01/01/2010 To 12/31/2010	$5.537	$6.847	114
Wanger International Select
From 01/01/2001 To 12/31/2001	$0.996	$0.724	170
From 01/01/2002 To 12/31/2002	$0.724	$0.607	52
From 01/01/2003 To 12/31/2003	$0.607	$0.849	81
From 01/01/2004 To 12/31/2004	$0.849	$1.045	164
From 01/01/2005 To 12/31/2005	$1.045	$1.204	172
From 01/01/2006 To 12/31/2006	$1.204	$1.621	273
From 01/01/2007 To 12/31/2007	$1.621	$1.955	273
From 01/01/2008 To 12/31/2008	$1.955	$1.077	83
From 01/01/2009 To 12/31/2009	$1.077	$1.417	495
From 01/01/2010 To 12/31/2010	$1.417	$1.713	56
Wanger Select
From 01/01/2001 To 12/31/2001	$1.085	$1.270	125
From 01/01/2002 To 12/31/2002	$1.270	$1.162	171
From 01/01/2003 To 12/31/2003	$1.162	$1.503	116
From 01/01/2004 To 12/31/2004	$1.503	$1.775	162
From 01/01/2005 To 12/31/2005	$1.775	$1.942	152
From 01/01/2006 To 12/31/2006	$1.942	$2.302	124
From 01/01/2007 To 12/31/2007	$2.302	$2.493	120
From 01/01/2008 To 12/31/2008	$2.493	$1.257	112
From 01/01/2009 To 12/31/2009	$1.257	$2.068	759
From 01/01/2010 To 12/31/2010	$2.068	$2.591	100

C-25

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger USA
From 01/01/2001 To 12/31/2001	$2.870	$2.877	946
From 01/01/2002 To 12/31/2002	$2.877	$2.370	801
From 01/01/2003 To 12/31/2003	$2.370	$3.360	647
From 01/01/2004 To 12/31/2004	$3.360	$3.936	460
From 01/01/2005 To 12/31/2005	$3.936	$4.335	405
From 01/01/2006 To 12/31/2006	$4.335	$4.630	344
From 01/01/2007 To 12/31/2007	$4.630	$4.831	259
From 01/01/2008 To 12/31/2008	$4.831	$2.884	182
From 01/01/2009 To 12/31/2009	$2.884	$4.061	2,829
From 01/01/2010 To 12/31/2010	$4.061	$4.960	159

*Date subaccount began operations.

C-26

PART B

Versions B, C, D and E are not affected by this filing

PART B

[Version A]

Big Edge

The Big Edge Plus®

Group Strategic Edge®

The Big Edge Choice® for New York

Phoenix Life Insurance Company

Phoenix Life Variable Accumulation Account (“Separate Account”)

Variable Accumulation Deferred Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION	April 29, 2011

Home Office:	Phoenix Life Insurance Company
One American Row	Annuity Operations Division
Hartford, Connecticut 06102-5056	PO Box 8027
Boston, Massachusetts 02266-8027

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated April 29, 2011. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company (“Phoenix”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com.

1

Phoenix Life Insurance Company

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992), converted to a stock life insurance company by “demutualizing” pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company (“Phoenix”). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is at 31 Tech Valley Drive East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Underwriter

1851 Securities, Inc. (“1851”), an affiliate of PHL Variable, as underwriter offers these contracts on a continuous basis. 1851 is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable. 1851’s principle business address is One American Row, Hartford, CT 06102-5056. 1851 is an affiliated subsidiary of both the Separate Account and Phoenix.

Services

Servicing Agent

Between January 1, 2010 and November 19, 2010, the Phoenix Edge Series Fund reimbursed Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. Effective November 5, 2010, the Phoenix Edge Series Fund changed its name to Virtus Variable Insurance Trust (“Trust”).

The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the Trust for the last three fiscal years were based on a percentage of the fund's average daily net assets as follows:

Year Ended December 31,	Fee Paid by the Trust
2008	$1.3 Million
2009	$1.7 Million
Through November 19, 2010	$9,153,887.54

Between November 20, 2010 and December 31, 2010, the Trust reimbursed Phoenix Life Insurance Company $812,855.08.

Other Service Providers

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$ 70,000
2009	$125,000
2010	0

Under a contract with PLIC, Tata Consulting Services augments PLIC’s U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$355,003.04
2009	$173,379.90
2010	0

Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.

Year Ended December 31,	Fee Paid
2008	$511,823.50
2009	$547,748.18
2010	$543,217.79

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year.

2

The fees below were paid during the last three fiscal years for such services.

Year Ended December 31,	Fee Paid
2008	$42,500
2009	$97,504
2010	$50,568

Information Sharing Agreements

Phoenix Life Insurance Company has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix Life Insurance Company or the underlying funds in accordance with their established policies.

Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Federated Prime Money Fund II1 Investment Option. We calculate the yield of the Federated Prime Money Fund II Investment Option for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

[1]	The Phoenix Money Market Series was liquidated on or about January 22, 2010 and replaced by the Federated Prime Money Fund II.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.

The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

The following examples of return/yield calculations for the Federated Prime Money Fund II Investment Option were based on the 7-day period ending December 31, 2010:

Example for The Big Edge:
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999808
Calculation:
Ending account value	0.999808
Less beginning account value	1.000000
Net change in account value	–0.000192
Base period return: (net change/beginning account value)	–0.000192
Current yield = return x (365/7) =	–1.00%
Effective yield = [(1 + return)365/7] – 1 =	–0.99%

Example for Group Strategic Edge, Big Edge Plus:
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999759
Calculation:
Ending account value	0.999759
Less beginning account value	1.000000
Net change in account value	–0.000241
Base period return: (net change/beginning account value)	–0.000241
Current yield = return x (365/7) =	–1.26%
Effective yield = [(1 + return)365/7] – 1 =	–1.25%

Example for The Big Edge Choice for New York (reflects daily administrative fee):
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999736
Calculation:
Ending account value	0.999736
Less beginning account value	1.000000
Net change in account value	–0.000264
Base period return: (net change/beginning account value)	–0.000264
Current yield = return x (365/7) =	–1.38%
Effective yield = [(1 + return)365/7] – 1 =	–1.37%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

3

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)	We assume a hypothetical $1,000 initial investment in the investment option;

(2)	We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)	We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4)	To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) – 1

Where:

II =	a hypothetical initial payment of $1,000

R =	average annual total return for the period

n =	number of years in the period

ERV =	ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each investment option. If an investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.

Performance Information

Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial AverageSM(1) (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

Standard & Poor’s 500 Index® (S&P 500)(2)

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

Lipper Analytical Services

Morningstar, Inc.

Thomson Financial

A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

Barron’s

Business Week

Changing Times

Consumer Reports

Financial Planning

Financial Services Weekly

Financial World

Forbes

Fortune

Investor’s Business Daily

Money

Personal Investor

Registered Representative

The New York Times

The Wall Street Journal

U.S. News and World Report

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

The Dow Jones Industrial AverageSM(1) (“DJIA”)

CS First Boston High Yield Index

Corporate Corporate Index

Corporate Government Bond Index

S&P 500(2)

Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options and restrictions.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments

Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units and all amounts

4

held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3 3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3 1/4% for the 20-year period certain under Options A and F; an interest rate of 3 1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

Variable Annuity Payments

Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4 1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the investment options.

Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.

Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

[1]

The Dow Jones Industrial AverageSM (DJIASM) is an unweighted(3) index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIASM are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIASM.

[2]

The S&P 500 is a free-float market capitalization-weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.

[3]

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM ) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.

[4]	The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

Experts

The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2010 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports (of which Phoenix Life Insurance Company’s report contains an explanatory paragraph relating to the fact that subsequent to the first quarter of 2009 Phoenix Life Insurance Company has had minimal sales of life and annuity products) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

5

ANNUAL REPORT

PHOENIX LIFE VARIABLE

ACCUMULATION ACCOUNT

December 31, 2010

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A

Assets:
Investments at fair value	$1,426,565	$378,167	$91,593	$4,283,907

Total assets	1,426,565	378,167	91,593	4,283,907

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$1,426,565	$378,167	$91,593	$4,283,907

Net assets:
Accumulation units	$1,402,861	$378,167	$91,593	$4,283,907
Contracts in payout (annuitization) period	23,704	-	-	-

Total net assets	$1,426,565	$378,167	$91,593	$4,283,907

Units outstanding	1,394,090	382,389	78,345	3,626,076

Investment shares held	27,348	33,231	1,340	325,278
Investments at cost	$720,212	$311,633	$77,738	$3,578,085

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$0.94	$-	$-	$1.24
Freedom Edge®	$1.80	$-	$-	$-
Group Strategic Edge®	$0.96	$-	$1.17	$1.21
Phoenix Dimensions® Option 1	$-	$-	$1.17	$1.09
Phoenix Dimensions® Option 2	$-	$0.99	$-	$1.07
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.50	$0.99	$-	$1.13
Phoenix Investor’s Edge® Option 2	$1.48	$0.98	$1.15	$1.11
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.61	$-	$-	$1.17
Phoenix Spectrum Edge® Option 2	$1.59	$-	$-	$1.16
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$-
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$0.96	$-	$-	$1.20
The Big Edge Plus®	$0.96	$1.00	$1.17	$1.21
The Phoenix Edge®—VA NY Option 1	$1.25	$-	$1.18	$1.25
The Phoenix Edge®—VA NY Option 2	$1.36	$-	$-	$1.21

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Assets:

Investments at fair value	$195,061	$12,743,171	$3,029,559	$27,587,717

Total assets	195,061	12,743,171	3,029,559	27,587,717

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	1

Total net assets	$195,061	$12,743,171	$3,029,559	$27,587,716

Net assets:
Accumulation units	$195,061	$12,063,866	$2,913,047	$27,188,378
Contracts in payout (annuitization) period	-	679,305	116,512	399,338

Total net assets	$195,061	$12,743,171	$3,029,559	$27,587,716

Units outstanding	170,576	8,813,976	1,761,981	27,938,463

Investment shares held	15,718	1,108,100	430,948	27,587,717
Investments at cost	$174,877	$12,531,850	$3,227,028	$27,587,717

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.61	$1.79	$0.99
Freedom Edge®	$-	$1.22	$-	$0.98
Group Strategic Edge®	$1.14	$1.55	$1.69	$0.99
Phoenix Dimensions® Option 1	$-	$1.20	$1.44	$0.99
Phoenix Dimensions® Option 2	$1.14	$1.18	$-	$0.99
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$0.99
Phoenix Income Choice® with GPAF	$-			$-
Phoenix Investor’s Edge® Option 1	$-	$1.29	$1.77	$0.98
Phoenix Investor’s Edge® Option 2	$1.13	$1.27	$1.75	$0.98
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.35	$1.88	$0.99
Phoenix Spectrum Edge® Option 2	$-	$1.33	$1.86	$0.99
Phoenix Spectrum Edge® Option 3	$-	$1.31	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$0.99
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$0.99
Retirement Planner’s Edge	$-	$1.38	$1.82	$0.99
Templeton Investment Plus	$-	$-	$-	$0.99
The Big Edge Choice®—NY	$-	$1.55	$1.67	$0.99
The Big Edge Plus®	$1.14	$1.55	$1.69	$0.99
The Phoenix Edge®—VA NY Option 1	$-	$1.44	$1.91	$0.99
The Phoenix Edge®—VA NY Option 2	$-	$1.40	$1.82	$0.99

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Assets:

Investments at fair value	$14,332,125	$5,256,737	$1,971,554	$3,756,757

Total assets	14,332,125	5,256,737	1,971,554	3,756,757

Liabilities:
Payable to Phoenix Life Insurance Company	-	1	-	-

Total net assets	$14,332,125	$5,256,736	$1,971,554	$3,756,757

Net assets:
Accumulation units	$14,254,498	$5,255,341	$1,930,467	$3,755,994
Contracts in payout (annuitization) period	77,627	1,395	41,087	763

Total net assets	$14,332,125	$5,256,736	$1,971,554	$3,756,757

Units outstanding	10,421,235	5,499,934	2,468,880	3,152,224

Investment shares held	601,937	293,834	53,301	295,109
Investments at cost	$13,332,022	$4,656,074	$1,541,284	$3,627,844

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.39	$0.82	$0.72	$1.21
Freedom Edge®	$1.62	$1.22	$-	$1.18
Group Strategic Edge®	$1.34	$0.78	$0.71	$1.20
Phoenix Dimensions® Option 1	$1.27	$1.07	$-	$1.20
Phoenix Dimensions® Option 2	$1.25	$1.05	$1.12	$1.19
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$1.04	$-	$1.20
Phoenix Investor’s Edge® Option 1	$1.63	$1.10	$1.01	$1.18
Phoenix Investor’s Edge® Option 2	$1.60	$1.09	$1.00	$1.17
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.69	$1.14	$1.07	$1.21
Phoenix Spectrum Edge® Option 2	$1.67	$1.13	$1.06	$1.20
Phoenix Spectrum Edge® Option 3	$-	$-	$1.04	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$0.86	$-	$1.18
Phoenix Spectrum Edge®+ Option 2	$-	$0.85	$-	$1.18
Retirement Planner’s Edge	$1.59	$-	$0.93	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.33	$0.81	$0.70	$1.19
The Big Edge Plus®	$1.34	$0.78	$0.71	$1.20
The Phoenix Edge®—VA NY Option 1	$1.62	$0.96	$0.94	$1.21
The Phoenix Edge®—VA NY Option 2	$1.57	$1.01	$0.81	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Assets:

Investments at fair value	$77,226	$6,394,553	$664,017	$3,747,698

Total assets	77,226	6,394,553	664,017	3,747,698

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$77,226	$6,394,553	$664,017	$3,747,698

Net assets:
Accumulation units	$77,226	$6,394,553	$664,017	$3,691,282
Contracts in payout (annuitization) period	-	-	-	56,416

Total net assets	$77,226	$6,394,553	$664,017	$3,747,698

Units outstanding	70,639	5,678,544	634,424	3,658,923

Investment shares held	6,081	431,479	71,708	368,505
Investments at cost	$66,655	$7,094,611	$639,661	$3,681,459

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.11	$-	$-
Freedom Edge®	$-	$1.16	$-	$1.02
Group Strategic Edge®	$-	$1.10	$1.05	$1.02
Phoenix Dimensions® Option 1	$-	$1.18	$1.05	$1.02
Phoenix Dimensions® Option 2	$1.09	$1.16	$-	$1.02
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$-	$1.16	$1.05	$1.02
Phoenix Investor’s Edge® Option 2	$1.08	$1.15	$1.05	$1.02
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.10	$1.19	$-	$1.02
Phoenix Spectrum Edge® Option 2	$-	$1.18	$-	$1.02
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$0.99	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$0.99	$-	$1.02
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$-	$1.09	$-	$1.02
The Big Edge Plus®	$1.10	$1.10	$1.05	$1.02
The Phoenix Edge®—VA NY Option 1	$-	$1.20	$1.05	$1.03
The Phoenix Edge®—VA NY Option 2	$-	$1.18	$1.05	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Assets:

Investments at fair value	$982,140	$3,102,203	$1,823,706	$489,042

Total assets	982,140	3,102,203	1,823,706	489,042

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$982,140	$3,102,203	$1,823,706	$489,042

Net assets:
Accumulation units	$982,140	$2,898,191	$1,823,706	$489,042
Contracts in payout (annuitization) period	-	204,012	-	-

Total net assets	$982,140	$3,102,203	$1,823,706	$489,042

Units outstanding	945,058	3,068,374	1,968,632	445,549

Investment shares held	101,777	291,560	78,269	18,093
Investments at cost	$954,734	$3,073,478	$1,603,683	$451,026

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.01	$0.92	$1.11
Freedom Edge®	$-	$1.01	$-	$-
Group Strategic Edge®	$1.04	$1.01	$0.84	$1.10
Phoenix Dimensions® Option 1	$1.04	$1.01	$-	$-
Phoenix Dimensions® Option 2	$1.04	$1.01	$0.98	$-
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.04	$1.01	$0.97	$1.08
Phoenix Investor’s Edge® Option 2	$1.04	$1.01	$0.95	$1.07
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.04	$-	$1.02	$1.10
Phoenix Spectrum Edge® Option 2	$1.04	$1.01	$1.01	$1.10
Phoenix Spectrum Edge® Option 3	$-	$-	$0.99	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$1.04	$1.01	$-	$-
Phoenix Spectrum Edge®+ Option 2	$1.04	$1.01	$-	$-
Retirement Planner’s Edge	$-	$-	$0.89	$1.09
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.04	$1.01	$0.89	$1.09
The Big Edge Plus®	$1.04	$1.01	$0.84	$1.10
The Phoenix Edge®—VA NY Option 1	$-	$-	$0.93	$1.12
The Phoenix Edge®—VA NY Option 2	$-	$1.01	$0.85	$1.10

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II	Lazard Retirement U.S. Small-mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:

Investments at fair value	$1,118,653	$238,239	$170,590	$1,882,381

Total assets	1,118,653	238,239	170,590	1,882,381

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$1,118,653	$238,239	$170,590	$1,882,381

Net assets:
Accumulation units	$1,118,653	$238,239	$167,867	$1,882,381
Contracts in payout (annuitization) period	-	-	2,723	-

Total net assets	$1,118,653	$238,239	$170,590	$1,882,381

Units outstanding	853,224	220,250	128,649	1,363,193

Investment shares held	90,287	16,956	15,452	157,787
Investments at cost	$1,199,904	$230,740	$238,731	$1,834,413

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.33	$1.09	$1.35	$1.41
Freedom Edge®	$1.29	$-	$-	$1.36
Group Strategic Edge®	$1.31	$1.08	$1.33	$1.39
Phoenix Dimensions® Option 1	$-	$-	$-	$1.38
Phoenix Dimensions® Option 2	$-	$-	$-	$1.36
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.28	$-	$-	$1.35
Phoenix Investor’s Edge® Option 2	$1.27	$-	$1.29	$1.34
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.13	$1.34	$1.40
Phoenix Spectrum Edge® Option 2	$1.31	$1.12	$1.33	$1.39
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$-
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.30	$1.07	$1.32	$1.38
The Big Edge Plus®	$1.31	$1.08	$1.33	$1.39
The Phoenix Edge®—VA NY Option 1	$1.34	$-	$-	$1.41
The Phoenix Edge®—VA NY Option 2	$1.31	$-	$-	$1.39

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio – S Class
Assets:
Investments at fair value	$5,585,300	$1,432,302	$10,704,907	$2,706,620

Total assets	5,585,300	1,432,302	10,704,907	2,706,620

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$5,585,300	$1,432,302	$10,704,907	$2,706,620

Net assets:
Accumulation units	$5,565,088	$1,429,147	$10,634,496	$2,705,842
Contracts in payout (annuitization) period	20,212	3,155	70,411	778

Total net assets	$5,585,300	$1,432,302	$10,704,907	$2,706,620

Units outstanding	5,297,620	1,300,796	8,029,532	2,762,734

Investment shares held	234,972	86,493	671,152	143,662
Investments at cost	$6,215,944	$1,694,945	$10,753,261	$2,562,916

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.08	$1.12	$1.38	$1.04
Freedom Edge®	$1.04	$1.08	$1.35	$1.02
Group Strategic Edge®	$1.06	$1.10	$1.70	$1.03
Phoenix Dimensions® Option 1	$1.06	$1.09	$1.09	$1.04
Phoenix Dimensions® Option 2	$1.05	$-	$1.08	$1.03
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	-	$-
Phoenix Income Choice®	$-	$-	$-	$1.04
Phoenix Investor’s Edge® Option 1	$1.04	$1.08	$1.29	$1.02
Phoenix Investor’s Edge® Option 2	$1.03	$1.07	$1.28	$1.01
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.07	$1.11	$1.34	$1.05
Phoenix Spectrum Edge® Option 2	$1.06	$1.10	$1.32	$1.04
Phoenix Spectrum Edge® Option 3	$1.05	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$0.83	$-	$0.80	$0.91
Phoenix Spectrum Edge®+ Option 2	$0.82	$0.83	$0.80	$0.91
Retirement Planner’s Edge	$-	$1.10	$1.36	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.05	$1.10	$1.65	$1.02
The Big Edge Plus®	$1.06	$1.10	$1.70	$1.03
The Phoenix Edge®—VA NY Option 1	$1.08	$1.13	$1.36	$1.06
The Phoenix Edge®—VA NY Option 2	$1.06	$1.10	$1.32	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Assets:

Investments at fair value	$22,685	$37,011	$504,218	$1,896,308

Total assets	22,685	37,011	504,218	1,896,308

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$22,685	$37,011	$504,218	$1,896,308

Net assets:
Accumulation units	$22,685	$37,011	$504,218	$1,895,686
Contracts in payout (annuitization) period	-	-	-	622

Total net assets	$22,685	$37,011	$504,218	$1,896,308

Units outstanding	27,142	38,724	492,207	1,996,828

Investment shares held	1,850	925	16,785	108,361
Investments at cost	$18,529	$41,437	$529,135	$1,719,095

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$0.97	$-	$1.03
Freedom Edge®	$0.81	$-	$1.02	$0.96
Group Strategic Edge®	$0.87	$0.96	$1.03	$1.01
Phoenix Dimensions® Option 1	$-	$-	$-	$0.98
Phoenix Dimensions® Option 2	$-	$-	$1.02	$0.97
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$0.98
Phoenix Investor’s Edge® Option 1	$0.80	$-	$-	$0.96
Phoenix Investor’s Edge® Option 2	$-	$-	$1.01	$0.95
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$0.82	$-	$1.04	$0.98
Phoenix Spectrum Edge® Option 2	$-	$-	$-	$0.98
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$0.90
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$0.90
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$0.86	$-	$1.02	$1.01
The Big Edge Plus®	$0.87	$0.96	$1.03	$1.01
The Phoenix Edge®—VA NY Option 1	$0.83	$-	$1.05	$0.99
The Phoenix Edge®—VA NY Option 2	$-	$-	$-	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund
Assets:

Investments at fair value	$2,607,842	$1,228,332	$5,024,138	$137,446

Total assets	2,607,842	1,228,332	5,024,138	137,446

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$2,607,842	$1,228,332	$5,024,138	$137,446

Net assets:
Accumulation units	$2,607,308	$1,228,332	$5,018,535	$137,446
Contracts in payout (annuitization) period	534	-	5,603	-

Total net assets	$2,607,842	$1,228,332	$5,024,138	$137,446

Units outstanding	2,336,410	980,771	3,703,326	228,004

Investment shares held	287,840	93,481	453,441	9,707
Investments at cost	$3,198,724	$1,182,909	$4,853,588	$243,774

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.17	$1.26	$1.36	$-
Freedom Edge®	$1.08	$1.24	$-	$-
Group Strategic Edge®	$1.16	$1.25	$1.35	$-
Phoenix Dimensions® Option 1	$1.10	$1.27	$1.37	$-
Phoenix Dimensions® Option 2	$1.09	$1.25	$1.36	$-
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$1.10	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.08	$-	$-	$0.59
Phoenix Investor’s Edge® Option 2	$1.07	$1.23	$1.34	$0.59
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.11	$1.27	$1.38	$-
Phoenix Spectrum Edge® Option 2	$1.10	$1.27	$1.37	$0.61
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$1.10	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$1.10	$-	$1.32	$-
Retirement Planner’s Edge	$-	$-	$1.37	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.15	$-	$1.34	$-
The Big Edge Plus®	$1.16	$1.25	$1.35	$-
The Phoenix Edge®—VA NY Option 1	$1.12	$-	$1.40	$-
The Phoenix Edge®—VA NY Option 2	$-	$-	$1.37	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Rydex| SGI VT U.S. Long Short Momentum Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund
Assets:

Investments at fair value	$288,803	$251,413	$2,275,648	$6,136,936

Total assets	288,803	251,413	2,275,648	6,136,936

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	1

Total net assets	$288,803	$251,413	$2,275,648	$6,136,935

Net assets:
Accumulation units	$288,803	$251,413	$2,275,014	$6,134,373
Contracts in payout (annuitization) period	-	-	634	2,562

Total net assets	$288,803	$251,413	$2,275,648	$6,136,935

Units outstanding	189,181	247,853	1,885,186	6,312,203

Investment shares held	22,563	21,039	232,447	450,913
Investments at cost	$205,697	$230,813	$2,366,543	$5,494,128

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.55	$-	$1.22	$0.98
Freedom Edge®	$-	$-	$1.20	$0.96
Group Strategic Edge®	$1.52	$1.01	$1.21	$0.98
Phoenix Dimensions® Option 1	$-	$-	$1.21	$0.98
Phoenix Dimensions® Option 2	$-	$1.01	$1.20	$0.97
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$1.21	$0.98
Phoenix Investor’s Edge® Option 1	$-	$-	$1.19	$0.96
Phoenix Investor’s Edge® Option 2	$-	$-	$1.19	$0.96
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.54	$-	$1.22	$0.98
Phoenix Spectrum Edge® Option 2	$-	$-	$1.21	$0.98
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$1.21	$0.98
Phoenix Spectrum Edge®+ Option 2	$-	$1.01	$1.21	$0.97
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$-	$-	$1.21	$0.97
The Big Edge Plus®	$1.52	$1.01	$1.21	$0.98
The Phoenix Edge®—VA NY Option 1	$-	$-	$1.23	$-
The Phoenix Edge®—VA NY Option 2	$-	$-	$-	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 1	Templeton Developing Markets Securities Fund – Class 2
Assets:

Investments at fair value	$345,828	$1,091,004	$2,272,271	$2,438,141

Total assets	345,828	1,091,004	2,272,271	2,438,141

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$345,828	$1,091,004	$2,272,271	$2,438,141

Net assets:
Accumulation units	$343,910	$1,090,591	$2,264,027	$2,433,734
Contracts in payout (annuitization) period	1,918	413	8,244	4,407

Total net assets	$345,828	$1,091,004	$2,272,271	$2,438,141

Units outstanding	383,044	1,061,026	1,286,058	1,467,868

Investment shares held	32,051	74,881	199,322	215,764
Investments at cost	$370,223	$899,189	$1,775,125	$2,460,467

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$0.91	$1.04	$-	$1.72
Freedom Edge®	$-	$1.02	$-	$1.23
Group Strategic Edge®	$-	$1.03	$-	$1.64
Phoenix Dimensions® Option 1	$-	$1.03	$-	$1.26
Phoenix Dimensions® Option 2	$-	$1.02	$-	$1.24
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$1.03	$-	$-
Phoenix Investor’s Edge® Option 1	$-	$1.02	$-	$-
Phoenix Investor’s Edge® Option 2	$-	$1.01	$-	$1.22
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.04	$-	$1.26
Phoenix Spectrum Edge® Option 2	$-	$1.03	$-	$1.26
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$1.03	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$1.03	$-	$-
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$1.77	$-
The Big Edge Choice®—NY	$0.90	$1.03	$-	$3.69
The Big Edge Plus®	$0.90	$1.03	$-	$1.64
The Phoenix Edge®—VA NY Option 1	$-	$-	$-	$3.45
The Phoenix Edge®—VA NY Option 2	$-	$-	$-	$3.24

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Templeton Foreign Securities Fund – Class 1	Templeton Foreign Securities Fund – Class 2	Templeton Global Bond Securities Fund – Class 1	Templeton Growth Securities Fund – Class 1
Assets:
Investments at fair value	$14,507,935	$3,792,004	$8,094,562	$43,935,311

Total assets	14,507,935	3,792,004	8,094,562	43,935,311

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$14,507,935	$3,792,004	$8,094,562	$43,935,311

Net assets:
Accumulation units	$14,472,508	$3,756,491	$8,007,003	$43,390,173
Contracts in payout (annuitization) period	35,427	35,513	87,559	545,138

Total net assets	$14,507,935	$3,792,004	$8,094,562	$43,935,311

Units outstanding	4,263,744	2,260,276	1,726,570	9,783,782

Investment shares held	997,794	265,360	405,946	3,926,302
Investments at cost	$10,168,732	$4,793,484	$5,408,563	$50,754,759

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.65	$-	$-
Freedom Edge®	$-	$-	$-	$-
Group Strategic Edge®	$-	$1.76	$-	$-
Phoenix Dimensions® Option 1	$-	$1.30	$-	$-
Phoenix Dimensions® Option 2	$-	$1.28	$-	$-
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$-	$1.57	$-	$-
Phoenix Investor’s Edge® Option 2	$-	$1.55	$-	$-
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.63	$-	$-
Phoenix Spectrum Edge® Option 2	$-	$1.61	$-	$-
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$0.89	$-	$-
Retirement Planner’s Edge	$-	$1.41	$-	$-
Templeton Investment Plus	$3.40	$-	$4.69	$4.49
The Big Edge Choice®—NY	$-	$1.40	$-	$-
The Big Edge Plus®	$-	$1.76	$-	$-
The Phoenix Edge®—VA NY Option 1	$-	$1.51	$-	$-
The Phoenix Edge®—VA NY Option 2	$-	$1.33	$-	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series	Virtus Growth & Income Series	Virtus International Series
Assets:

Investments at fair value	$8,693,660	$75,401,024	$19,834,788	$39,347,796

Total assets	8,693,660	75,401,024	19,834,788	39,347,796

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	1	1

Total net assets	$8,693,660	$75,401,024	$19,834,787	$39,347,795

Net assets:
Accumulation units	$8,624,629	$74,874,557	$16,445,339	$39,127,169
Contracts in payout (annuitization) period	69,031	526,467	3,389,448	220,626

Total net assets	$8,693,660	$75,401,024	$19,834,787	$39,347,795

Units outstanding	7,039,213	13,316,874	16,149,723	14,856,891

Investment shares held	789,617	5,139,410	1,547,534	2,392,101
Investments at cost	$10,364,897	$75,803,836	$17,652,614	$28,216,933

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.77	$9.21	$1.38	$3.80
Freedom Edge®	$1.32	$1.06	$1.31	$2.14
Group Strategic Edge®	$1.71	$8.67	$1.33	$3.61
Phoenix Dimensions® Option 1	$1.03	$-	$1.10	$1.59
Phoenix Dimensions® Option 2	$1.02	$-	$1.09	$1.57
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$1.86
Phoenix Income Choice® with GPAF			$1.09
Phoenix Investor’s Edge® Option 1	$1.22	$0.93	$1.14	$2.06
Phoenix Investor’s Edge® Option 2	$1.20	$0.91	$1.12	$2.03
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.25	$1.00	$1.19	$2.12
Phoenix Spectrum Edge® Option 2	$1.24	$0.99	$1.18	$2.09
Phoenix Spectrum Edge® Option 3	$-	$0.97	$1.16	$2.06
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$0.75	$-	$-	$0.98
Phoenix Spectrum Edge®+ Option 2	$0.74	$-	$0.85	$0.98
Retirement Planner’s Edge	$-	$0.80	$1.08	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.43	$0.70	$1.24	$1.62
The Big Edge Plus®	$1.71	$8.67	$1.33	$3.61
The Phoenix Edge®—VA NY Option 1	$1.29	$0.61	$1.05	$1.58
The Phoenix Edge®—VA NY Option 2	$1.21	$0.65	$1.04	$1.65

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series	Virtus Small-Cap Value Series
Assets:

Investments at fair value	$30,270,400	$10,809,723	$9,085,002	$13,915,547

Total assets	30,270,400	10,809,723	9,085,002	13,915,547

Liabilities:
Payable to Phoenix Life Insurance Company	1	-	-	-

Total net assets	$30,270,399	$10,809,723	$9,085,002	$13,915,547

Net assets:
Accumulation units	$29,788,979	$10,686,890	$8,978,555	$13,706,227
Contracts in payout (annuitization) period	481,420	122,833	106,447	209,320

Total net assets	$30,270,399	$10,809,723	$9,085,002	$13,915,547

Units outstanding	7,761,012	3,419,330	5,223,738	8,647,454

Investment shares held	3,169,395	425,106	686,141	1,128,991
Investments at cost	$30,185,791	$6,346,773	$9,059,218	$13,538,972

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$8.28	$5.38	$1.78	$1.73
Freedom Edge®	$1.50	$1.95	$-	$1.46
Group Strategic Edge®	$7.80	$5.24	$1.74	$1.90
Phoenix Dimensions® Option 1	$1.38	$1.24	$1.16	$1.02
Phoenix Dimensions® Option 2	$1.36	$1.23	$1.14	$1.00
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$1.82	$2.67	$-	$1.65
Phoenix Investor’s Edge® Option 1	$1.71	$2.49	$1.69	$1.49
Phoenix Investor’s Edge® Option 2	$1.68	$2.45	$1.66	$1.47
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.79	$2.55	$1.77	$1.51
Phoenix Spectrum Edge® Option 2	$1.76	$2.52	$1.74	$1.49
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$1.27	$0.87	$-	$0.75
Phoenix Spectrum Edge®+ Option 2	$1.27	$0.87	$0.78	$0.74
Retirement Planner’s Edge	$1.80	$-	$1.72	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.88	$3.04	$1.73	$1.65
The Big Edge Plus®	$7.80	$5.24	$1.74	$1.90
The Phoenix Edge®—VA NY Option 1	$1.88	$2.94	$1.80	$1.83
The Phoenix Edge®—VA NY Option 2	$1.79	$2.80	$1.74	$1.83

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Virtus Strategic Allocation Series	Wanger International	Wanger International Select	Wanger Select
Assets:

Investments at fair value	$79,163,871	$40,193,497	$4,931,334	$7,251,004

Total assets	79,163,871	40,193,497	4,931,334	7,251,004

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$79,163,871	$40,193,497	$4,931,334	$7,251,004

Net assets:
Accumulation units	$78,596,860	$40,129,379	$4,898,256	$7,217,034
Contracts in payout (annuitization) period	567,011	64,118	33,078	33,970

Total net assets	$79,163,871	$40,193,497	$4,931,334	$7,251,004

Units outstanding	12,148,326	6,878,647	1,719,249	2,477,551

Investment shares held	6,479,304	1,111,545	265,553	250,121
Investments at cost	$81,818,808	$17,355,295	$4,482,341	$3,561,635

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$7.99	$6.85	$1.71	$2.59
Freedom Edge®	$-	$2.84	$-	$-
Group Strategic Edge®	$7.53	$7.10	$2.96	$3.08
Phoenix Dimensions® Option 1	$1.19	$1.79	$1.63	$1.49
Phoenix Dimensions® Option 2	$-	$1.76	$1.61	$1.47
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$2.50	$-	$-
Phoenix Investor’s Edge® Option 1	$1.29	$2.89	$-	$-
Phoenix Investor’s Edge® Option 2	$1.27	$2.85	$2.30	$1.93
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.35	$3.07	$2.49	$2.08
Phoenix Spectrum Edge® Option 2	$1.33	$3.03	$2.46	$2.06
Phoenix Spectrum Edge® Option 3	$1.32	$2.99	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$1.02	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$1.01	$0.95	$-
Retirement Planner’s Edge	$1.29	$-	$-	$2.12
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.58	$3.83	$2.96	$3.17
The Big Edge Plus®	$7.53	$7.10	$2.96	$3.08
The Phoenix Edge®—VA NY Option 1	$1.42	$2.32	$2.15	$2.38
The Phoenix Edge®—VA NY Option 2	$1.36	$2.32	$2.09	$2.27

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

Wanger USA
Assets:

Investments at fair value	$36,317,846

Total assets	36,317,846

Liabilities:
Payable to Phoenix Life Insurance Company	-

Total net assets	$36,317,846

Net assets:
Accumulation units	$36,249,457
Contracts in payout (annuitization) period	68,389

Total net assets	$36,317,846

Units outstanding	8,858,056

Investment shares held	1,072,589
Investments at cost	$14,042,838

Unit value (accumulation)
Asset Manager Option 1	$-
Asset Manager Option 2	$-
Big Edge	$4.96
Freedom Edge®	$1.63
Group Strategic Edge®	$4.77
Phoenix Dimensions® Option 1	$1.23
Phoenix Dimensions® Option 2	$1.21
Phoenix Dimensions® Option 3	$-
Phoenix Dimensions® Option 4	$-
Phoenix Income Choice®	$-
Phoenix Investor’s Edge® Option 1	$1.63
Phoenix Investor’s Edge® Option 2	$1.61
Phoenix Investor’s Edge® Option 3	$-
Phoenix Investor’s Edge® Option 4	$-
Phoenix Spectrum Edge® Option 1	$1.74
Phoenix Spectrum Edge® Option 2	$1.72
Phoenix Spectrum Edge® Option 3	$-
Phoenix Spectrum Edge® Option 4	$-
Phoenix Spectrum Edge®+ Option 1	$-
Phoenix Spectrum Edge®+ Option 2	$0.97
Retirement Planner’s Edge	$1.68
Templeton Investment Plus	$-
The Big Edge Choice®—NY	$1.90
The Big Edge Plus®	$4.77
The Phoenix Edge®—VA NY Option 1	$1.89
The Phoenix Edge®—VA NY Option 2	$1.85

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:

Dividends	$5,724	$10,526	$632	$79,994
Expenses:
Mortality and expense fees	16,902	6,192	811	50,990
Administrative fees	610	471	13	2,392

Net investment income (loss)	(11,788)	3,863	(192)	26,612

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	167,188	4,399	492	(9,795)
Realized gain distributions	-	-	-	-

Realized gain (loss)	167,188	4,399	492	(9,795)

Change in unrealized appreciation (depreciation) during the year	11,816	21,011	13,457	494,147

Net increase (decrease) in net assets from operations	$167,216	$29,273	$13,757	$510,964

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Income:
Dividends	$690	$661,401	$253,971	$298
Expenses:
Mortality and expense fees	1,037	173,554	36,718	319,056
Administrative fees	14	7,931	956	18,529

Net investment income (loss)	(361)	479,916	216,297	(337,287)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(119)	34,896	5,302	-
Realized gain distributions	-	-	-	-

Realized gain (loss)	(119)	34,896	5,302	-

Change in unrealized appreciation (depreciation) during the year	20,658	37,828	157,454	-

Net increase (decrease) in net assets from operations	$20,178	$552,640	$379,053	$(337,287)

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Income:

Dividends	$145,462	$4,348	$3,121	$133,160
Expenses:
Mortality and expense fees	170,958	60,113	21,641	49,266
Administrative fees	4,229	5,050	943	3,768

Net investment income (loss)	(29,725)	(60,815)	(19,463)	80,126

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(844,515)	94,670	31,699	34,954
Realized gain distributions	6,009	-	6,137	41,609

Realized gain (loss)	(838,506)	94,670	37,836	76,563

Change in unrealized appreciation (depreciation) during the year	2,885,117	919,312	346,762	86,609

Net increase (decrease) in net assets from operations	$2,016,886	$953,167	$365,135	$243,298

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$-	$398,041	$1,799	$24,155
Expenses:
Mortality and expense fees	1,006	80,678	972	5,507
Administrative fees	27	6,113	91	451

Net investment income (loss)	(1,033)	311,250	736	18,197

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(382)	97,507	37	89
Realized gain distributions	-	-	-	-

Realized gain (loss)	(382)	97,507	37	89

Change in unrealized appreciation (depreciation) during the year	10,420	232,543	24,356	66,239

Net increase (decrease) in net assets from operations	$9,005	$641,300	$25,129	$84,525

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:

Dividends	$6,217	$14,843	$12,588	$5,262
Expenses:
Mortality and expense fees	1,644	4,541	20,892	6,380
Administrative fees	126	259	1,305	382

Net investment income (loss)	4,447	10,043	(9,609)	(1,500)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(9)	29	(4,457)	3,261
Realized gain distributions	-	-	-	-

Realized gain (loss)	(9)	29	(4,457)	3,261

Change in unrealized appreciation (depreciation) during the year	27,405	28,725	241,483	36,652

Net increase (decrease) in net assets from operations	$31,843	$38,797	$227,417	$38,413

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II	Lazard Retirement U.S. Small-mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$6,102	$3,629	$515	$111,497
Expenses:
Mortality and expense fees	13,547	2,369	2,536	24,321
Administrative fees	289	22	91	1,299

Net investment income (loss)	(7,734)	1,238	(2,112)	85,877

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(7,142)	1,659	(31,543)	22,511
Realized gain distributions	-	-	14,636	-

Realized gain (loss)	(7,142)	1,659	(16,907)	22,511

Change in unrealized appreciation (depreciation) during the year	145,317	21,687	58,678	91,547

Net increase (decrease) in net assets from operations	$130,441	$24,584	$39,659	$199,935

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio – S Class
Income:
Dividends	$28,927	$5,219	$163,190	$7,908
Expenses:
Mortality and expense fees	67,566	16,600	133,626	31,096
Administrative fees	4,273	389	6,824	2,872

Net investment income (loss)	(42,912)	(11,770)	22,740	(26,060)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(278,132)	(102,087)	76,765	18,269
Realized gain distributions	-	-	-	-

Realized gain (loss)	(278,132)	(102,087)	76,765	18,269

Change in unrealized appreciation (depreciation) during the year	1,128,138	401,156	876,475	409,511

Net increase (decrease) in net assets from operations	$807,094	$287,299	$975,980	$401,720

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Income:
Dividends	$-	$-	$6,420	$7,403
Expenses:
Mortality and expense fees	248	1,428	6,404	22,189
Administrative fees	22	1	151	1,949

Net investment income (loss)	(270)	(1,429)	(135)	(16,735)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	699	29,575	6,702	70,079
Realized gain distributions	-	-	-	-

Realized gain (loss)	699	29,575	6,702	70,079

Change in unrealized appreciation (depreciation) during the year	3,506	(34,400)	55,629	288,127

Net increase (decrease) in net assets from operations	$3,935	$(6,254)	$62,196	$341,471

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Phoenix Comstock Series	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Phoenix Dynamic Asset Allocation Series: Growth	Phoenix Dynamic Asset Allocation Series: Moderate
Income:
Dividends	$82,631	$3,771	$6,986	$44,405
Expenses:
Mortality and expense fees	52,989	7,228	12,579	40,165
Administrative fees	2,148	667	958	2,409

Net investment income (loss)	27,494	(4,124)	(6,551)	1,831

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(878,744)	(50,798)	(10,734)	211,307
Realized gain distributions	-	-	-	121,550

Realized gain (loss)	(878,744)	(50,798)	(10,734)	332,857

Change in unrealized appreciation (depreciation) during the year	1,400,191	107,601	86,495	(59,045)

Net increase (decrease) in net assets from operations	$548,941	$52,679	$69,210	$275,643

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Phoenix Equity 500 Index Series	Phoenix Mid-Cap Growth Series	Phoenix Mid-Cap Value Series
Income:
Dividends	$27,972	$119,457	$-	$28,287
Expenses:
Mortality and expense fees	33,707	108,844	75,314	101,871
Administrative fees	2,699	1,568	1,711	4,155

Net investment income (loss)	(8,434)	9,045	(77,025)	(77,739)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	102,463	249,756	726,324	986,071
Realized gain distributions	-	-	-	-

Realized gain (loss)	102,463	249,756	726,324	986,071

Change in unrealized appreciation (depreciation) during the year	99,211	467,486	561,980	753,599

Net increase (decrease) in net assets from operations	$193,240	$726,287	$1,211,279	$1,661,931

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Phoenix Money Market Series	Phoenix Multi- Sector Short Term Bond Series	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$3,927	$184,772	$337,589	$18,589
Expenses:
Mortality and expense fees	15,100	29,407	28,458	17,146
Administrative fees	577	862	1,848	526

Net investment income (loss)	(11,750)	154,503	307,283	917

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	175,551	(6,247)	20,190
Realized gain distributions	-	-	42,571	10,561

Realized gain (loss)	-	175,551	36,324	30,751

Change in unrealized appreciation (depreciation) during the year	-	(46,746)	135,039	60,406

Net increase (decrease) in net assets from operations	$(11,750)	$283,308	$478,646	$92,074

	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Rydex|SGI VT U.S. Long Short Momentum Fund
Income:
Dividends	$123,367	$-	$-	$-
Expenses:
Mortality and expense fees	67,290	1,863	30	4,125
Administrative fees	3,390	177	2	-

Net investment income (loss)	52,687	(2,040)	(32)	(4,125)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	22,302	(3,969)	(2,305)	24,987
Realized gain distributions	153,064	-	-	-

Realized gain (loss)	175,366	(3,969)	(2,305)	24,987

Change in unrealized appreciation (depreciation) during the year	109,615	(16,425)	2,342	4,362

Net increase (decrease) in net assets from operations	$337,668	$(22,434)	$5	$25,224

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund
Income:

Dividends	$3,914	$82,509	$75,842	$160
Expenses:
Mortality and expense fees	2,672	32,102	71,085	3,657
Administrative fees	61	2,248	6,538	10

Net investment income (loss)	1,181	48,159	(1,781)	(3,507)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,773	17,329	132,377	(4,548)
Realized gain distributions	-	112,576	-	-

Realized gain (loss)	11,773	129,905	132,377	(4,548)

Change in unrealized appreciation (depreciation) during the year	4,841	(28,511)	631,166	64,211

Net increase (decrease) in net assets from operations	$17,795	$149,553	$761,762	$56,156

	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 1	Templeton Developing Markets Securities Fund – Class 2	Templeton Foreign Securities Fund – Class 1
Income:
Dividends	$525	$33,605	$34,682	$314,426
Expenses:
Mortality and expense fees	12,291	20,247	27,507	181,330
Administrative fees	963	2,015	385	18,041

Net investment income (loss)	(12,729)	11,343	6,790	115,055

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	25,649	6,012	68,406	301,380
Realized gain distributions	-	-	-	-

Realized gain (loss)	25,649	6,012	68,406	301,380

Change in unrealized appreciation (depreciation) during the year	182,854	267,887	227,282	502,962

Net increase (decrease) in net assets from operations	$195,774	$285,242	$302,478	$919,397

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Templeton Foreign Securities Fund – Class 2	Templeton Global Asset Allocation Fund – Class 1	Templeton Global Asset Allocation Fund – Class 2	Templeton Global Bond Securities Fund – Class 1
Income:

Dividends	$70,394	$1,008,092	$56,238	$134,202
Expenses:
Mortality and expense fees	45,422	98,025	4,795	97,000
Administrative fees	1,358	9,753	57	9,651

Net investment income (loss)	23,614	900,314	51,386	27,551

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(199,898)	(8,336,310)	(1,307,845)	28,933
Realized gain distributions	-	1,494,298	89,487	21,222

Realized gain (loss)	(199,898)	(6,842,012)	(1,218,358)	50,155

Change in unrealized appreciation (depreciation) during the year	405,894	6,775,911	1,208,446	802,216

Net increase (decrease) in net assets from operations	$229,610	$834,213	$41,474	$879,922

	Templeton Growth Securities Fund – Class 1	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series	Virtus Growth & Income Series
Income:
Dividends	$690,272	$117,116	$298,664	$94,987
Expenses:
Mortality and expense fees	540,050	110,419	879,278	104,893
Administrative fees	53,732	6,457	4,389	4,588

Net investment income (loss)	96,490	240	(585,003)	(14,494)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(899,065)	(91,674)	(1,455,850)	(6,839)
Realized gain distributions	-	-	-	-

Realized gain (loss)	(899,065)	(91,674)	(1,455,850)	(6,839)

Change in unrealized appreciation (depreciation) during the year	3,267,329	563,570	10,998,873	1,301,857

Net increase (decrease) in net assets from operations	$2,464,754	$472,136	$8,958,020	$1,280,524

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series
Income:
Dividends	$913,551	$2,067,986	$201,176	$-
Expenses:
Mortality and expense fees	467,771	350,287	128,448	37,409
Administrative fees	13,194	9,541	4,506	976

Net investment income (loss)	432,586	1,708,158	68,222	(38,385)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,068,391	86,848	484,480	(160,956)
Realized gain distributions	-	-	-	-

Realized gain (loss)	1,068,391	86,848	484,480	(160,956)

Change in unrealized appreciation (depreciation) during the year	2,680,806	1,623,055	1,876,599	641,912

Net increase (decrease) in net assets from operations	$4,181,783	$3,418,061	$2,429,301	$442,571

	Virtus Small-Cap Value Series	Virtus Strategic Allocation Series	Wanger International	Wanger International Select
Income:
Dividends	$58,386	$2,199,007	$910,723	$58,430
Expenses:
Mortality and expense fees	64,854	951,580	464,044	55,001
Administrative fees	2,326	3,987	5,151	417

Net investment income (loss)	(8,794)	1,243,440	441,528	3,012

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(83,230)	(1,557,137)	2,625,743	(83,078)
Realized gain distributions	-	-	-	-

Realized gain (loss)	(83,230)	(1,557,137)	2,625,743	(83,078)

Change in unrealized appreciation (depreciation) during the year	932,421	8,884,524	4,858,833	930,507

Net increase (decrease) in net assets from operations	$840,397	$8,570,827	$7,926,104	$850,441

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Wanger Select	Wanger USA
Income:

Dividends	$34,845	$-
Expenses:
Mortality and expense fees	74,518	413,129
Administrative fees	905	4,410

Net investment income (loss)	(40,578)	(417,539)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	132,936	3,004,563
Realized gain distributions	-	-

Realized gain (loss)	132,936	3,004,563

Change in unrealized appreciation (depreciation) during the year	1,283,767	4,071,561

Net increase (decrease) in net assets from operations	$1,376,125	$6,658,585

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

	Alger Capital Appreciation Portfolio – Class I-2 Shares		AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(11,788)	$(20,108)	$3,863	$(2,907)
Realized gains (losses)	167,188	217,818	4,399	2,219
Unrealized appreciation (depreciation) during the year	11,816	455,291	21,011	66,045

Net increase (decrease) in net assets from operations	167,216	653,001	29,273	65,357

Contract transactions:
Payments received from contract owners	14,779	35,620	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(60,193)	(280,474)	(38,684)	210,333
Transfers for contract benefits and terminations	(328,289)	(507,257)	(24,028)	(91,934)
Contract maintenance charges	(1,713)	(4,945)	(2,654)	(429)
Adjustments to net assets allocated to contracts in payout period	817	(247)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(374,599)	(757,303)	(65,366)	117,970

Total increase (decrease) in net assets	(207,383)	(104,302)	(36,093)	183,327

Net assets at beginning of period	1,633,948	1,738,250	414,260	230,933

Net assets at end of period	$1,426,565	$1,633,948	$378,167	$414,260

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(192)	$(27)	$26,612	$76,188
Realized gains (losses)	492	(3,816)	(9,795)	(477,479)
Unrealized appreciation (depreciation) during the year	13,457	4,446	494,147	1,242,947

Net increase (decrease) in net assets from operations	13,757	603	510,964	841,656

Contract transactions:
Payments received from contract owners	349	149	23,009	48,047
Transfers between Investment Options (including Guaranteed Interest Account), net	63,208	(7,202)	(50,687)	(1,020,310)
Transfers for contract benefits and terminations	(589)	-	(500,651)	(602,399)
Contract maintenance charges	(106)	(2)	(9,971)	(14,706)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	62,862	(7,055)	(538,300)	(1,589,368)

Total increase (decrease) in net assets	76,619	(6,452)	(27,336)	(747,712)

Net assets at beginning of period	14,974	21,426	4,311,243	5,058,955

Net assets at end of period	$91,593	$14,974	$4,283,907	$4,311,243

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(361)	$14	$479,916	$635,630
Realized gains (losses)	(119)	2,254	34,896	(26,825)
Unrealized appreciation (depreciation) during the year	20,658	3,970	37,828	(33,811)

Net increase (decrease) in net assets from operations	20,178	6,238	552,640	574,994

Contract transactions:
Payments received from contract owners	512	146	137,893	240,720
Transfers between Investment Options (including Guaranteed Interest Account), net	139,673	(560)	24,705	994,116
Transfers for contract benefits and terminations	(5,690)	(2,098)	(2,685,767)	(3,610,604)
Contract maintenance charges	(167)	(28)	(29,839)	(59,238)
Adjustments to net assets allocated to contracts in payout period	-	-	(8,674)	(10,986)

Net increase (decrease) in net assets resulting from contract transactions	134,328	(2,540)	(2,561,682)	(2,445,992)

Total increase (decrease) in net assets	154,506	3,698	(2,009,042)	(1,870,998)

Net assets at beginning of period	40,555	36,857	14,752,213	16,623,211

Net assets at end of period	$195,061	$40,555	$12,743,171	$14,752,213

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$216,297	$225,509	$(337,287)	$-
Realized gains (losses)	5,302	(111,619)	-	-
Unrealized appreciation (depreciation) during the year	157,454	866,707	-	-

Net increase (decrease) in net assets from operations	379,053	980,597	(337,287)	-

Contract transactions:
Payments received from contract owners	30,862	108,057	510,646	-
Transfers between Investment Options (including Guaranteed Interest Account), net	104,311	323,796	35,962,770	-
Transfers for contract benefits and terminations	(501,151)	(522,504)	(8,503,048)	-
Contract maintenance charges	(2,710)	(2,677)	(51,385)	-
Adjustments to net assets allocated to contracts in payout period	(985)	(1,738)	6,020	-

Net increase (decrease) in net assets resulting from contract transactions	(369,673)	(95,066)	27,925,003	-

Total increase (decrease) in net assets	9,380	885,531	27,587,716	-

Net assets at beginning of period	3,020,179	2,134,648	-	-

Net assets at end of period	$3,029,559	$3,020,179	$27,587,716	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(29,725)	$(2,608)	$(60,815)	$(41,179)
Realized gains (losses)	(838,506)	(2,238,683)	94,670	(90,035)
Unrealized appreciation (depreciation) during the year	2,885,117	6,253,991	919,312	1,695,207

Net increase (decrease) in net assets from operations	2,016,886	4,012,700	953,167	1,563,993

Contract transactions:
Payments received from contract owners	160,430	142,585	38,147	216,291
Transfers between Investment Options (including Guaranteed Interest Account), net	(457,519)	(1,627,440)	(228,564)	304,124
Transfers for contract benefits and terminations	(2,514,911)	(1,901,902)	(476,611)	(366,672)
Contract maintenance charges	(15,550)	(19,135)	(33,485)	(31,536)
Adjustments to net assets allocated to contracts in payout period	63	1,527	(3)	(14)

Net increase (decrease) in net assets resulting from contract transactions	(2,827,487)	(3,404,365)	(700,516)	122,193

Total increase (decrease) in net assets	(810,601)	608,335	252,651	1,686,186

Net assets at beginning of period	15,142,726	14,534,391	5,004,085	3,317,899

Net assets at end of period	$14,332,125	$15,142,726	$5,256,736	$5,004,085

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(19,463)	$(17,238)	$80,126	$271,944
Realized gains (losses)	37,836	(82,363)	76,563	24,309
Unrealized appreciation (depreciation) during the year	346,762	518,736	86,609	179,696

Net increase (decrease) in net assets from operations	365,135	419,135	243,298	475,949

Contract transactions:
Payments received from contract owners	20,221	29,274	24,189	178,869
Transfers between Investment Options (including Guaranteed Interest Account), net	(65,943)	(184,877)	98,698	499,300
Transfers for contract benefits and terminations	(259,579)	(317,486)	(594,740)	(386,772)
Contract maintenance charges	(3,625)	(5,224)	(20,434)	(19,602)
Adjustments to net assets allocated to contracts in payout period	(253)	385	(3)	(11)

Net increase (decrease) in net assets resulting from contract transactions	(309,179)	(477,928)	(492,290)	271,784

Total increase (decrease) in net assets	55,956	(58,793)	(248,992)	747,733

Net assets at beginning of period	1,915,598	1,974,391	4,005,749	3,258,016

Net assets at end of period	$1,971,554	$1,915,598	$3,756,757	$4,005,749

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2		Franklin Income Securities Fund – Class 2
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,033)	$(760)	$311,250	$373,185
Realized gains (losses)	(382)	(12,177)	97,507	(291,606)
Unrealized appreciation (depreciation) during the year	10,420	24,681	232,543	1,531,102

Net increase (decrease) in net assets from operations	9,005	11,744	641,300	1,612,681

Contract transactions:
Payments received from contract owners	13,581	20	279,812	203,022
Transfers between Investment Options (including Guaranteed Interest Account), net	36,796	(36,276)	291,663	(184,603)
Transfers for contract benefits and terminations	(30,772)	(4,026)	(1,119,155)	(494,306)
Contract maintenance charges	(67)	(76)	(55,174)	(43,238)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	19,538	(40,358)	(602,854)	(519,125)

Total increase (decrease) in net assets	28,543	(28,614)	38,446	1,093,556

Net assets at beginning of period	48,683	77,297	6,356,107	5,262,551

Net assets at end of period	$77,226	$48,683	$6,394,553	$6,356,107

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$736	$-	$18,197	$-
Realized gains (losses)	37	-	89	-
Unrealized appreciation (depreciation) during the year	24,356	-	66,239	-

Net increase (decrease) in net assets from operations	25,129	-	84,525	-

Contract transactions:
Payments received from contract owners	41	-	759	-
Transfers between Investment Options (including Guaranteed Interest Account), net	640,977	-	3,677,149	-
Transfers for contract benefits and terminations	(2,130)	-	(7,087)	-
Contract maintenance charges	-	-	(7,275)	-
Adjustments to net assets allocated to contracts in payout period	-	-	(373)	-

Net increase (decrease) in net assets resulting from contract transactions	638,888	-	3,663,173	-

Total increase (decrease) in net assets	664,017	-	3,747,698	-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$664,017	$-	$3,747,698	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$4,447	$-	$10,043	$-
Realized gains (losses)	(9)	-	29	-
Unrealized appreciation (depreciation) during the year	27,405	-	28,725	-

Net increase (decrease) in net assets from operations	31,843	-	38,797	-

Contract transactions:
Payments received from contract owners	685	-	1,336	-
Transfers between Investment Options (including Guaranteed Interest Account), net	953,508	-	3,074,588	-
Transfers for contract benefits and terminations	(2,734)	-	(6,270)	-
Contract maintenance charges	(1,162)	-	(6,923)	-
Adjustments to net assets allocated to contracts in payout period	-	-	675	-

Net increase (decrease) in net assets resulting from contract transactions	950,297	-	3,063,406	-

Total increase (decrease) in net assets	982,140	-	3,102,203	-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$982,140	$-	$3,102,203	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Invesco V.I. Capital Appreciation Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(9,609)	$(10,761)	$(1,500)	$3,437
Realized gains (losses)	(4,457)	(36,103)	3,261	(12,465)
Unrealized appreciation (depreciation) during the year	241,483	334,029	36,652	146,115

Net increase (decrease) in net assets from operations	227,417	287,165	38,413	137,087

Contract transactions:
Payments received from contract owners	19,628	29,901	6,814	6,708
Transfers between Investment Options (including Guaranteed Interest Account), net	27,184	17,101	(59,254)	(5,691)
Transfers for contract benefits and terminations	(223,422)	(189,797)	(132,782)	(66,862)
Contract maintenance charges	(6,136)	(6,457)	(1,892)	(1,408)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(182,746)	(149,252)	(187,114)	(67,253)

Total increase (decrease) in net assets	44,671	137,913	(148,701)	69,834

Net assets at beginning of period	1,779,035	1,641,122	637,743	567,909

Net assets at end of period	$1,823,706	$1,779,035	$489,042	$637,743

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Invesco Van Kampen V.I. Equity and Income Fund – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(7,734)	$803	$1,238	$2,685
Realized gains (losses)	(7,142)	6,658	1,659	(2,457)
Unrealized appreciation (depreciation) during the year	145,317	251,983	21,687	34,025

Net increase (decrease) in net assets from operations	130,441	259,444	24,584	34,253

Contract transactions:
Payments received from contract owners	2,486	7,010	600	2,600
Transfers between Investment Options (including Guaranteed Interest Account), net	(89,885)	(38,805)	10,160	53,948
Transfers for contract benefits and terminations	(93,519)	(75,317)	(11,821)	(12,351)
Contract maintenance charges	(1,507)	(1,217)	(153)	(273)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(182,425)	(108,329)	(1,214)	43,924

Total increase (decrease) in net assets	(51,984)	151,115	23,370	78,177

Net assets at beginning of period	1,170,637	1,019,522	214,869	136,692

Net assets at end of period	$1,118,653	$1,170,637	$238,239	$214,869

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Lazard Retirement U.S. Small-mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(2,112)	$(2,582)	$85,877	$90,530
Realized gains (losses)	(16,907)	(50,040)	22,511	(23,833)
Unrealized appreciation (depreciation) during the year	58,678	135,034	91,547	450,211

Net increase (decrease) in net assets from operations	39,659	82,412	199,935	516,908

Contract transactions:
Payments received from contract owners	337	283	12,633	10,552
Transfers between Investment Options (including Guaranteed Interest Account), net	(13,233)	(19,002)	50,498	36,418
Transfers for contract benefits and terminations	(78,508)	(36,453)	(363,177)	(334,951)
Contract maintenance charges	(265)	(186)	(3,027)	(3,094)
Adjustments to net assets allocated to contracts in payout period	(34)	(15)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(91,703)	(55,373)	(303,073)	(291,075)

Total increase (decrease) in net assets	(52,044)	27,039	(103,138)	225,833

Net assets at beginning of period	222,634	195,595	1,985,519	1,759,686

Net assets at end of period	$170,590	$222,634	$1,882,381	$1,985,519

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(42,912)	$(17,261)	$(11,770)	$(10,167)
Realized gains (losses)	(278,132)	(363,270)	(102,087)	(123,986)
Unrealized appreciation (depreciation) during the year	1,128,138	1,227,039	401,156	414,438

Net increase (decrease) in net assets from operations	807,094	846,508	287,299	280,285

Contract transactions:
Payments received from contract owners	38,784	56,095	7,460	15,053
Transfers between Investment Options (including Guaranteed Interest Account), net	(186,287)	(116,465)	21,668	(84,412)
Transfers for contract benefits and terminations	(899,005)	(612,175)	(252,418)	(182,829)
Contract maintenance charges	(17,764)	(17,911)	(1,287)	(1,967)
Adjustments to net assets allocated to contracts in payout period	(443)	(248)	(31)	(37)

Net increase (decrease) in net assets resulting from contract transactions	(1,064,715)	(690,704)	(224,608)	(254,192)

Total increase (decrease) in net assets	(257,621)	155,804	62,691	26,093

Net assets at beginning of period	5,842,921	5,687,117	1,369,611	1,343,518

Net assets at end of period	$5,585,300	$5,842,921	$1,432,302	$1,369,611

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Mutual Shares Securities Fund – Class 2		Neuberger Berman AMT Guardian Portfolio – S Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$22,740	$57,958	$(26,060)	$(6,705)
Realized gains (losses)	76,765	(767,955)	18,269	(26,576)
Unrealized appreciation (depreciation) during the year	876,475	2,976,824	409,511	587,681

Net increase (decrease) in net assets from operations	975,980	2,266,827	401,720	554,400

Contract transactions:
Payments received from contract owners	325,067	234,415	12,384	132,422
Transfers between Investment Options (including Guaranteed Interest Account), net	(94,740)	(839,629)	(125,217)	314,580
Transfers for contract benefits and terminations	(1,457,918)	(1,095,809)	(158,075)	(133,302)
Contract maintenance charges	(57,909)	(45,713)	(19,958)	(19,306)
Adjustments to net assets allocated to contracts in payout period	(460)	(266)	(5)	(9)

Net increase (decrease) in net assets resulting from contract transactions	(1,285,960)	(1,747,002)	(290,871)	294,385

Total increase (decrease) in net assets	(309,980)	519,825	110,849	848,785

Net assets at beginning of period	11,014,887	10,495,062	2,595,771	1,746,986

Net assets at end of period	$10,704,907	$11,014,887	$2,706,620	$2,595,771

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(270)	$(210)	$(1,429)	$(1,831)
Realized gains (losses)	699	516	29,575	720
Unrealized appreciation (depreciation) during the year	3,506	4,322	(34,400)	52,592

Net increase (decrease) in net assets from operations	3,935	4,628	(6,254)	51,481

Contract transactions:
Payments received from contract owners	103	543	718	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,429)	9,852	(173,990)	156,572
Transfers for contract benefits and terminations	(664)	(2,243)	(17,405)	(3,725)
Contract maintenance charges	(42)	(45)	(167)	(63)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(2,032)	8,107	(190,844)	152,784

Total increase (decrease) in net assets	1,903	12,735	(197,098)	204,265

Net assets at beginning of period	20,782	8,047	234,109	29,844

Net assets at end of period	$22,685	$20,782	$37,011	$234,109

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Oppenheimer Global Securities Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(135)	$1,488	$(16,735)	$(11,759)
Realized gains (losses)	6,702	13,403	70,079	10,245
Unrealized appreciation (depreciation) during the year	55,629	123,516	288,127	501,395

Net increase (decrease) in net assets from operations	62,196	138,407	341,471	499,881

Contract transactions:
Payments received from contract owners	12,094	1,160	8,933	96,686
Transfers between Investment Options (including Guaranteed Interest Account), net	40,205	65,654	(118,398)	151,432
Transfers for contract benefits and terminations	(105,204)	(31,568)	(134,952)	(102,749)
Contract maintenance charges	(405)	(311)	(13,213)	(12,756)
Adjustments to net assets allocated to contracts in payout period	-	-	(5)	(7)

Net increase (decrease) in net assets resulting from contract transactions	(53,310)	34,935	(257,635)	132,606

Total increase (decrease) in net assets	8,886	173,342	83,836	632,487

Net assets at beginning of period	495,332	321,990	1,812,472	1,179,985

Net assets at end of period	$504,218	$495,332	$1,896,308	$1,812,472

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Comstock Series		Phoenix Dynamic Asset Allocation Series: Aggressive Growth
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$27,494	$46,760	$(4,124)	$2,044
Realized gains (losses)	(878,744)	(481,047)	(50,798)	(47,301)
Unrealized appreciation (depreciation) during the year	1,400,191	1,797,312	107,601	157,299

Net increase (decrease) in net assets from operations	548,941	1,363,025	52,679	112,042

Contract transactions:
Payments received from contract owners	42,016	60,561	8,574	8,928
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,721,243)	(344,739)	(630,124)	(26,454)
Transfers for contract benefits and terminations	(639,235)	(835,575)	(48,362)	(8,366)
Contract maintenance charges	(2,832)	(3,734)	(3,943)	(3,627)
Adjustments to net assets allocated to contracts in payout period	(1,208)	1,982	-	-

Net increase (decrease) in net assets resulting from contract transactions	(6,322,502)	(1,121,505)	(673,855)	(29,519)

Increase (decrease) in amounts retained in PLIC Accumulation Separate Account, net	-	-	(192,293)	41,479

Total increase (decrease) in net assets	(5,773,561)	241,520	(813,469)	124,002

Net assets at beginning of period	5,773,561	5,532,041	813,469	689,467

Net assets at end of period	$-	$5,773,561	$-	$813,469

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Dynamic Asset Allocation Series: Growth		Phoenix Dynamic Asset Allocation Series: Moderate
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(6,551)	$6,024	$1,831	$30,458
Realized gains (losses)	(10,734)	(19,015)	332,857	(15,463)
Unrealized appreciation (depreciation) during the year	86,495	79,473	(59,045)	272,296

Net increase (decrease) in net assets from operations	69,210	66,482	275,643	287,291

Contract transactions:
Payments received from contract owners	7,303	8,530	81,823	193,403
Transfers between Investment Options (including Guaranteed Interest Account), net	(877,331)	472,116	(2,624,048)	1,218,086
Transfers for contract benefits and terminations	(53,675)	(84,431)	(784,072)	(250,741)
Contract maintenance charges	(1,539)	(2,805)	(6,601)	(4,471)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,841)	4,310

Net increase (decrease) in net assets resulting from contract transactions	(925,242)	393,410	(3,336,739)	1,160,587

Increase (decrease) in amounts retained in PLIC Accumulation Separate Account, net	(199,994)	38,397	(216,554)	24,363

Total increase (decrease) in net assets	(1,056,026)	498,289	(3,277,650)	1,472,241

Net assets at beginning of period	1,056,026	557,737	3,277,650	1,805,409

Net assets at end of period	$-	$1,056,026	$-	$3,277,650

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Dynamic Asset Allocation Series: Moderate Growth		Phoenix Equity 500 Index Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(8,434)	$16,814	$9,045	$49,963
Realized gains (losses)	102,463	(80,055)	249,756	(311,575)
Unrealized appreciation (depreciation) during the year	99,211	329,414	467,486	1,918,017

Net increase (decrease) in net assets from operations	193,240	266,173	726,287	1,656,405

Contract transactions:
Payments received from contract owners	134,543	177,006	324,139	358,826
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,020,885)	578,030	(8,077,987)	(110,384)
Transfers for contract benefits and terminations	(309,768)	(551,160)	(1,366,304)	(1,662,879)
Contract maintenance charges	(7,551)	(5,419)	(6,050)	(6,374)
Adjustments to net assets allocated to contracts in payout period	(1,624)	(1,393)	(7,266)	156,133

Net increase (decrease) in net assets resulting from contract transactions	(2,205,285)	197,064	(9,133,468)	(1,264,678)

Increase (decrease) in amounts retained in PLIC Accumulation Separate Account, net	(208,380)	32,759	-	-

Total increase (decrease) in net assets	(2,220,425)	495,996	(8,407,181)	391,727

Net assets at beginning of period	2,220,425	1,724,429	8,407,181	8,015,454

Net assets at end of period	$-	$2,220,425	$-	$8,407,181

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Mid-Cap Growth Series		Phoenix Mid-Cap Value Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(77,025)	$(84,747)	$(77,739)	$(39,854)
Realized gains (losses)	726,324	(432,129)	986,071	(224,788)
Unrealized appreciation (depreciation) during the year	561,980	2,234,515	753,599	2,711,382

Net increase (decrease) in net assets from operations	1,211,279	1,717,639	1,661,931	2,446,740

Contract transactions:
Payments received from contract owners	114,741	161,008	76,299	206,137
Transfers between Investment Options (including Guaranteed Interest Account), net	(7,753,404)	(350,233)	(10,892,590)	(287,686)
Transfers for contract benefits and terminations	(1,019,441)	(913,670)	(1,068,957)	(1,132,220)
Contract maintenance charges	(8,395)	(12,154)	(18,021)	(22,844)
Adjustments to net assets allocated to contracts in payout period	178	1,384	(2,748)	(1,975)

Net increase (decrease) in net assets resulting from contract transactions	(8,666,321)	(1,113,665)	(11,906,017)	(1,238,588)

Total increase (decrease) in net assets	(7,455,042)	603,974	(10,244,086)	1,208,152

Net assets at beginning of period	7,455,042	6,851,068	10,244,086	9,035,934

Net assets at end of period	$-	$7,455,042	$-	$10,244,086

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Money Market Series		Phoenix Multi-Sector Short Term Bond Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(11,750)	$(311,940)	$154,503	$144,858
Realized gains (losses)	-	2,470	175,551	(65,683)
Unrealized appreciation (depreciation) during the year	-	-	(46,746)	600,834

Net increase (decrease) in net assets from operations	(11,750)	(309,470)	283,308	680,009

Contract transactions:
Payments received from contract owners	15,728	626,125	59,764	18,962
Transfers between Investment Options (including Guaranteed Interest Account), net	(19,825,324)	2,219,435	(2,672,025)	156,104
Transfers for contract benefits and terminations	(260,576)	(10,019,388)	(423,805)	(764,876)
Contract maintenance charges	(1,089)	(73,603)	(3,381)	(3,018)
Adjustments to net assets allocated to contracts in payout period	651	12,204	-	-

Net increase (decrease) in net assets resulting from contract transactions	(20,070,610)	(7,235,227)	(3,039,447)	(592,828)

Total increase (decrease) in net assets	(20,082,360)	(7,544,697)	(2,756,139)	87,181

Net assets at beginning of period	20,082,360	27,627,057	2,756,139	2,668,958

Net assets at end of period	$-	$20,082,360	$-	$2,756,139

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$307,283	$90,779	$917	$20,214
Realized gains (losses)	36,324	192,272	30,751	48,820
Unrealized appreciation (depreciation) during the year	135,039	410,079	60,406	110,451

Net increase (decrease) in net assets from operations	478,646	693,130	92,074	179,485

Contract transactions:
Payments received from contract owners	14,158	88,652	1,770	1,072
Transfers between Investment Options (including Guaranteed Interest Account), net	(73,747)	388,245	234,213	205,247
Transfers for contract benefits and terminations	(275,849)	(202,585)	(368,174)	(169,837)
Contract maintenance charges	(12,387)	(12,183)	(1,168)	(1,064)
Adjustments to net assets allocated to contracts in payout period	(2)	(6)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(347,827)	262,123	(133,359)	35,418

Total increase (decrease) in net assets	130,819	955,253	(41,285)	214,903

Net assets at beginning of period	2,477,023	1,521,770	1,269,617	1,054,714

Net assets at end of period	$2,607,842	$2,477,023	$1,228,332	$1,269,617

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$52,687	$120,194	$(2,040)	$(2,623)
Realized gains (losses)	175,366	168,951	(3,969)	(28,739)
Unrealized appreciation (depreciation) during the year	109,615	75,199	(16,425)	63,436

Net increase (decrease) in net assets from operations	337,668	364,344	(22,434)	32,074

Contract transactions:
Payments received from contract owners	22,340	32,409	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	644,562	3,500,488	4,086	(12,929)
Transfers for contract benefits and terminations	(1,207,806)	(620,220)	(6,399)	(42,574)
Contract maintenance charges	(27,528)	(3,464)	(943)	(916)
Adjustments to net assets allocated to contracts in payout period	(533)	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(568,965)	2,909,213	(3,256)	(56,419)

Total increase (decrease) in net assets	(231,297)	3,273,557	(25,690)	(24,345)

Net assets at beginning of period	5,255,435	1,981,878	163,136	187,481

Net assets at end of period	$5,024,138	$5,255,435	$137,446	$163,136

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Rydex VT Nova Fund		Rydex| SGI VT U.S. Long Short Momentum Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(32)	$(28)	$(4,125)	$(4,011)
Realized gains (losses)	(2,305)	75	24,987	(3,443)
Unrealized appreciation (depreciation) during the year	2,342	2,444	4,362	89,530

Net increase (decrease) in net assets from operations	5	2,491	25,224	82,076

Contract transactions:
Payments received from contract owners	-	-	1,701	1,650
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,621)	(212)	(45,891)	(32,441)
Transfers for contract benefits and terminations	(5,883)	-	(77,082)	(18,683)
Contract maintenance charges	-	(4)	(144)	(183)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(9,504)	(216)	(121,416)	(49,657)

Total increase (decrease) in net assets	(9,499)	2,275	(96,192)	32,419

Net assets at beginning of period	9,499	7,224	384,995	352,576

Net assets at end of period	$-	$9,499	$288,803	$384,995

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$1,181	$4,260	$48,159	$93,088
Realized gains (losses)	11,773	(3,451)	129,905	135,144
Unrealized appreciation (depreciation) during the year	4,841	27,246	(28,511)	(13,982)

Net increase (decrease) in net assets from operations	17,795	28,055	149,553	214,250

Contract transactions:
Payments received from contract owners	1,140	8,363	16,744	162,507
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,653)	184,431	1,570	353,218
Transfers for contract benefits and terminations	(4,894)	(30,268)	(444,330)	(168,942)
Contract maintenance charges	(404)	(593)	(16,991)	(15,594)
Adjustments to net assets allocated to contracts in payout period	-	-	(2)	(9)

Net increase (decrease) in net assets resulting from contract transactions	(9,811)	161,933	(443,009)	331,180

Total increase (decrease) in net assets	7,984	189,988	(293,456)	545,430

Net assets at beginning of period	243,429	53,441	2,569,104	2,023,674

Net assets at end of period	$251,413	$243,429	$2,275,648	$2,569,104

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,781)	$9,762	$(3,507)	$(2,946)
Realized gains (losses)	132,377	47,673	(4,548)	(37,576)
Unrealized appreciation (depreciation) during the year	631,166	1,261,536	64,211	106,990

Net increase (decrease) in net assets from operations	761,762	1,318,971	56,156	66,468

Contract transactions:
Payments received from contract owners	38,108	424,272	110	1,507
Transfers between Investment Options (including Guaranteed Interest Account), net	(200,008)	852,342	51,574	(48,221)
Transfers for contract benefits and terminations	(353,002)	(395,455)	(8,278)	(29,619)
Contract maintenance charges	(52,159)	(50,188)	(85)	(106)
Adjustments to net assets allocated to contracts in payout period	(13)	(29)	(13)	(43)

Net increase (decrease) in net assets resulting from contract transactions	(567,074)	830,942	43,308	(76,482)

Total increase (decrease) in net assets	194,688	2,149,913	99,464	(10,014)

Net assets at beginning of period	5,942,247	3,792,334	246,364	256,378

Net assets at end of period	$6,136,935	$5,942,247	$345,828	$246,364

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets Securities Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(12,729)	$(6,689)	$11,343	$12,616
Realized gains (losses)	25,649	(1,980)	6,012	21,901
Unrealized appreciation (depreciation) during the year	182,854	210,548	267,887	255,289

Net increase (decrease) in net assets from operations	195,774	201,879	285,242	289,806

Contract transactions:
Payments received from contract owners	3,923	54,557	-	3,750
Transfers between Investment Options (including Guaranteed Interest Account), net	(25,986)	228,419	1,469,991	82,107
Transfers for contract benefits and terminations	(63,670)	(52,620)	(182,763)	(19,453)
Contract maintenance charges	(6,773)	(6,656)	(834)	(307)
Adjustments to net assets allocated to contracts in payout period	(3)	(4)	929	-

Net increase (decrease) in net assets resulting from contract transactions	(92,509)	223,696	1,287,323	66,097

Total increase (decrease) in net assets	103,265	425,575	1,572,565	355,903

Net assets at beginning of period	987,739	562,164	699,706	343,803

Net assets at end of period	$1,091,004	$987,739	$2,272,271	$699,706

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Developing Markets Securities Fund – Class 2		Templeton Foreign Securities Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$6,790	$44,385	$115,055	$298,719
Realized gains (losses)	68,406	63,248	301,380	667,005
Unrealized appreciation (depreciation) during the year	227,282	867,207	502,962	2,971,840

Net increase (decrease) in net assets from operations	302,478	974,840	919,397	3,937,564

Contract transactions:
Payments received from contract owners	14,469	8,311	82,468	19,489
Transfers between Investment Options (including Guaranteed Interest Account), net	48,075	700,464	1,322,578	(635,597)
Transfers for contract benefits and terminations	(267,320)	(613,623)	(2,830,737)	(745,021)
Contract maintenance charges	(1,602)	(1,521)	(8,841)	(9,151)
Adjustments to net assets allocated to contracts in payout period	4	31	4,289	6,399

Net increase (decrease) in net assets resulting from contract transactions	(206,374)	93,662	(1,430,243)	(1,363,881)

Total increase (decrease) in net assets	96,104	1,068,502	(510,846)	2,573,683

Net assets at beginning of period	2,342,037	1,273,535	15,018,781	12,445,098

Net assets at end of period	$2,438,141	$2,342,037	$14,507,935	$15,018,781

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Foreign Securities Fund – Class 2		Templeton Global Asset Allocation Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$23,614	$82,162	$900,314	$1,870,216
Realized gains (losses)	(199,898)	(23,867)	(6,842,012)	(424,044)
Unrealized appreciation (depreciation) during the year	405,894	1,016,535	6,775,911	2,728,618

Net increase (decrease) in net assets from operations	229,610	1,074,830	834,213	4,174,790

Contract transactions:
Payments received from contract owners	34,468	46,385	27,103	406,416
Transfers between Investment Options (including Guaranteed Interest Account), net	(206,585)	(190,393)	(24,779,692)	(805,336)
Transfers for contract benefits and terminations	(357,576)	(412,745)	(914,200)	(2,854,053)
Contract maintenance charges	(4,141)	(4,460)	(6,401)	(20,508)
Adjustments to net assets allocated to contracts in payout period	(688)	(382)	(15,456)	24,513

Net increase (decrease) in net assets resulting from contract transactions	(534,522)	(561,595)	(25,688,646)	(3,248,968)

Total increase (decrease) in net assets	(304,912)	513,235	(24,854,433)	925,822

Net assets at beginning of period	4,096,916	3,583,681	24,854,433	23,928,611

Net assets at end of period	$3,792,004	$4,096,916	$-	$24,854,433

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Global Asset Allocation Fund – Class 2		Templeton Global Bond Securities Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$51,386	$88,895	$27,551	$657,922
Realized gains (losses)	(1,218,358)	(21,612)	50,155	130,761
Unrealized appreciation (depreciation) during the year	1,208,446	143,249	802,216	5,922

Net increase (decrease) in net assets from operations	41,474	210,532	879,922	794,605

Contract transactions:
Payments received from contract owners	7,433	17,700	135,105	17,309
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,233,935)	(16,571)	2,752,975	779,426
Transfers for contract benefits and terminations	(34,739)	(164,524)	(1,575,097)	(564,599)
Contract maintenance charges	(122)	(573)	(3,061)	(3,501)
Adjustments to net assets allocated to contracts in payout period	248	(211)	2,192	(378)

Net increase (decrease) in net assets resulting from contract transactions	(1,261,115)	(164,179)	1,312,114	228,257

Total increase (decrease) in net assets	(1,219,641)	46,353	2,192,036	1,022,862

Net assets at beginning of period	1,219,641	1,173,288	5,902,526	4,879,664

Net assets at end of period	$-	$1,219,641	$8,094,562	$5,902,526

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Growth Securities Fund – Class 1		Templeton Growth Securities Fund – Class 2
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$96,490	$832,482	$240	$161,013
Realized gains (losses)	(899,065)	(2,115,254)	(91,674)	(805,130)
Unrealized appreciation (depreciation) during the year	3,267,329	11,645,733	563,570	2,881,774

Net increase (decrease) in net assets from operations	2,464,754	10,362,961	472,136	2,237,657

Contract transactions:
Payments received from contract owners	354,439	587,088	324,267	226,711
Transfers between Investment Options (including Guaranteed Interest Account), net	1,762,364	(1,282,916)	(24,604)	(937,380)
Transfers for contract benefits and terminations	(5,772,245)	(3,931,363)	(1,406,757)	(1,042,781)
Contract maintenance charges	(32,252)	(34,837)	(57,822)	(44,722)
Adjustments to net assets allocated to contracts in payout period	22,940	3,269	(2,441)	(1,866)

Net increase (decrease) in net assets resulting from contract transactions	(3,664,754)	(4,658,759)	(1,167,357)	(1,800,038)

Total increase (decrease) in net assets	(1,200,000)	5,704,202	(695,221)	437,619

Net assets at beginning of period	45,135,311	39,431,109	9,388,881	8,951,262

Net assets at end of period	$43,935,311	$45,135,311	$8,693,660	$9,388,881

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Capital Growth Series		Virtus Growth & Income Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(585,003)	$(259,402)	$(14,494)	$17,205
Realized gains (losses)	(1,455,850)	(3,057,576)	(6,839)	(286,175)
Unrealized appreciation (depreciation) during the year	10,998,873	20,512,078	1,301,857	1,454,236

Net increase (decrease) in net assets from operations	8,958,020	17,195,100	1,280,524	1,185,266

Contract transactions:
Payments received from contract owners	1,045,086	1,016,281	74,902	67,914
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,769,234)	(1,880,273)	13,238,118	(407,476)
Transfers for contract benefits and terminations	(8,981,031)	(6,169,798)	(1,447,327)	(1,066,963)
Contract maintenance charges	(122,072)	(125,540)	(12,986)	(12,382)
Adjustments to net assets allocated to contracts in payout period	(1,694)	1,211	65,383	(70)

Net increase (decrease) in net assets resulting from contract transactions	(9,828,945)	(7,158,119)	11,918,090	(1,418,977)

Total increase (decrease) in net assets	(870,925)	10,036,981	13,198,614	(233,711)

Net assets at beginning of period	76,271,949	66,234,968	6,636,173	6,869,884

Net assets at end of period	$75,401,024	$76,271,949	$19,834,787	$6,636,173

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus International Series		Virtus Multi-Sector Fixed Income Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$432,586	$680,970	$1,708,158	$1,564,373
Realized gains (losses)	1,068,391	272,146	86,848	(384,880)
Unrealized appreciation (depreciation) during the year	2,680,806	10,779,704	1,623,055	7,471,551

Net increase (decrease) in net assets from operations	4,181,783	11,732,820	3,418,061	8,651,044

Contract transactions:
Payments received from contract owners	280,782	611,599	203,685	516,374
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,342,894)	(1,154,133)	2,020,739	(846,929)
Transfers for contract benefits and terminations	(4,697,382)	(4,401,929)	(4,466,330)	(3,519,923)
Contract maintenance charges	(87,976)	(89,443)	(48,815)	(49,274)
Adjustments to net assets allocated to contracts in payout period	2,077	(2,818)	(3,514)	2,489

Net increase (decrease) in net assets resulting from contract transactions	(5,845,393)	(5,036,724)	(2,294,235)	(3,897,263)

Total increase (decrease) in net assets	(1,663,610)	6,696,096	1,123,826	4,753,781

Net assets at beginning of period	41,011,405	34,315,309	29,146,573	24,392,792

Net assets at end of period	$39,347,795	$41,011,405	$30,270,399	$29,146,573

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Real Estate Securities Series		Virtus Small-Cap Growth Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$68,222	$188,438	$(38,385)	$(27,736)
Realized gains (losses)	484,480	183,911	(160,956)	(635,690)
Unrealized appreciation (depreciation) during the year	1,876,599	1,798,396	641,912	1,034,756

Net increase (decrease) in net assets from operations	2,429,301	2,170,745	442,571	371,330

Contract transactions:
Payments received from contract owners	131,920	157,837	22,594	29,190
Transfers between Investment Options (including Guaranteed Interest Account), net	(392,239)	63,917	7,492,004	(596,080)
Transfers for contract benefits and terminations	(1,400,886)	(1,066,291)	(922,346)	(350,228)
Contract maintenance charges	(23,598)	(20,649)	(4,187)	(6,661)
Adjustments to net assets allocated to contracts in payout period	(1)	(1,338)	(540)	(2,122)

Net increase (decrease) in net assets resulting from contract transactions	(1,684,804)	(866,524)	6,587,525	(925,901)

Total increase (decrease) in net assets	744,497	1,304,221	7,030,096	(554,571)

Net assets at beginning of period	10,065,226	8,761,005	2,054,906	2,609,477

Net assets at end of period	$10,809,723	$10,065,226	$9,085,002	$2,054,906

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Small-Cap Value Series		Virtus Strategic Allocation Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(8,794)	$(29,995)	$1,243,440	$1,907,461
Realized gains (losses)	(83,230)	(380,308)	(1,557,137)	(3,309,785)
Unrealized appreciation (depreciation) during the year	932,421	1,022,069	8,884,524	17,777,901

Net increase (decrease) in net assets from operations	840,397	611,766	8,570,827	16,375,577

Contract transactions:
Payments received from contract owners	49,262	66,636	601,628	685,189
Transfers between Investment Options (including Guaranteed Interest Account), net	9,964,827	(277,846)	(2,857,299)	(4,123,512)
Transfers for contract benefits and terminations	(883,763)	(628,670)	(12,059,998)	(8,356,861)
Contract maintenance charges	(10,810)	(5,622)	(69,032)	(77,800)
Adjustments to net assets allocated to contracts in payout period	10,112	(2,097)	(12,580)	(9,689)

Net increase (decrease) in net assets resulting from contract transactions	9,129,628	(847,599)	(14,397,281)	(11,882,673)

Total increase (decrease) in net assets	9,970,025	(235,833)	(5,826,454)	4,492,904

Net assets at beginning of period	3,945,522	4,181,355	84,990,325	80,497,421

Net assets at end of period	$13,915,547	$3,945,522	$79,163,871	$84,990,325

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Wanger International		Wanger International Select
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$441,528	$820,576	$3,012	$70,273
Realized gains (losses)	2,625,743	1,402,120	(83,078)	(373,076)
Unrealized appreciation (depreciation) during the year	4,858,833	10,646,379	930,507	1,363,146

Net increase (decrease) in net assets from operations	7,926,104	12,869,075	850,441	1,060,343

Contract transactions:
Payments received from contract owners	201,248	390,740	13,612	26,429
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,251,784)	(835,956)	(122,927)	(297,982)
Transfers for contract benefits and terminations	(4,824,320)	(3,670,873)	(262,613)	(273,733)
Contract maintenance charges	(35,070)	(33,921)	(2,532)	(2,282)
Adjustments to net assets allocated to contracts in payout period	1,205	(315)	481	(989)

Net increase (decrease) in net assets resulting from contract transactions	(5,908,721)	(4,150,325)	(373,979)	(548,557)

Total increase (decrease) in net assets	2,017,383	8,718,750	476,462	511,786

Net assets at beginning of period	38,176,114	29,457,364	4,454,872	3,943,086

Net assets at end of period	$40,193,497	$38,176,114	$4,931,334	$4,454,872

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Wanger Select		Wanger USA
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(40,578)	$(55,142)	$(417,539)	$(368,326)
Realized gains (losses)	132,936	27,728	3,004,563	1,439,597
Unrealized appreciation (depreciation) during the year	1,283,767	2,236,573	4,071,561	9,161,301

Net increase (decrease) in net assets from operations	1,376,125	2,209,159	6,658,585	10,232,572

Contract transactions:
Payments received from contract owners	32,030	15,732	292,763	294,540
Transfers between Investment Options (including Guaranteed Interest Account), net	485,216	347,544	(433,631)	(947,033)
Transfers for contract benefits and terminations	(436,365)	(344,978)	(4,832,325)	(2,938,840)
Contract maintenance charges	(2,633)	(2,389)	(29,567)	(27,536)
Adjustments to net assets allocated to contracts in payout period	(100)	170	3,920	(829)

Net increase (decrease) in net assets resulting from contract transactions	78,148	16,079	(4,998,840)	(3,619,698)

Total increase (decrease) in net assets	1,454,273	2,225,238	1,659,745	6,612,874

Net assets at beginning of period	5,796,731	3,571,493	34,658,101	28,045,227

Net assets at end of period	$7,251,004	$5,796,731	$36,317,846	$34,658,101

See Notes to Financial Statements

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization

The Phoenix Life Variable Accumulation Account (the “Separate Account”), is a separate investment account of Phoenix Life Insurance Company (“Phoenix” or “the Sponsor”). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“PNX”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 62 investment options that invest in shares of underlying funds. The underlying funds include The underlying funds include Virtus Variable Insurance Trust (formerly The Phoenix Edge Series Fund), Invesco Variable Insurance Funds, The Alger Portfolios, Alliance Bernstein® Variable Products Series (VPS) Fund, Inc., DWS Investments VIT Funds, Federated Insurance Series, Inc., Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, Sentinel Variable Products Trust, Calvert Variable Products, Inc., and Wanger Advisors Trust (collectively, the “Funds”).

The Separate Account may invest in the following investment options:

Alger Capital Appreciation Portfolio – Class 1-2 Shares
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares (formerly Summit S&P MidCap 400 Index Portfolio – Class I Shares)
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth Securities Fund – Class 2
Franklin Income Securities Fund – Class 2
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Aggressive Growth)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate Growth)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Growth)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate)
Invesco V.I. Capital Appreciation Fund – Series I Shares (formerly AIM V.I. Capital Appreciation Fund – Series I Shares)
Invesco V.I. Core Equity Fund – Series I Shares (formerly AIM V.I. Core Equity Fund – Series I Shares)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund – Series I Shares)
Invesco Van Kampen V.I. Equity and Income Portfolio – Class II (formerly Van Kampen UIF Equity and Income Portfolio-Class II)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
Mutual Shares Securities Fund – Class 2 (included in Franklin Templeton Variable Insurance Products Trust)
Neuberger Berman AMT Guardian Portfolio – Class S
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Oppenheimer Capital Appreciation Fund/VA – Service Shares

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization (Continued)

Oppenheimer Global Securities Fund/VA – Service Shares
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Rydex|SGI VT U.S. Long Short Momentum Fund (formerly Rydex Variable Trust All-Cap Opportunity Fund)
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (formerly Sentinel Variable Products Mid Cap Growth Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets Securities Fund – Class 1
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 1
Templeton Foreign Securities Fund – Class 2
Templeton Global Bond Securities Fund – Class 1
Templeton Growth Securities Fund – Class 1
Templeton Growth Securities Fund – Class 2
Virtus Capital Growth Series (formerly Phoenix Capital Growth Series) (merging series Phoenix Comstock Series and Phoenix Equity 500 Series, surviving series Phoenix Capital Growth Series)
Virtus Growth & Income Series (formerly Phoenix Growth and Income Series)
Virtus International Series (formerly Phoenix-Aberdeen International Series)
Virtus Multi-Sector Fixed Income Series (formerly Phoenix Multi-Sector Fixed Income Series) (merging series Phoenix Multi-Sector Short Term Bond Series, surviving series Phoenix Multi-Sector Fixed Income Series)
Virtus Real Estate Securities Series (formerly Phoenix-Duff & Phelps Real Estate Securities Series)
Virtus Small-Cap Growth Series (formerly Phoenix Small-Cap Growth Series) (merging series Phoenix Mid-Cap Growth Series, surviving series Phoenix Small-Cap Growth Series)
Virtus Small-Cap Value Series (formerly Phoenix Small-Cap Value Series) (merging series Phoenix Mid-Cap Value Series, surviving series Phoenix Small-Cap Value Series)
Virtus Strategic Allocation Series (formerly Phoenix Strategic Allocation Series)
Wanger International
Wanger International Select
Wanger Select
Wanger USA

The following funds were available to the Separate Account as an investment options until they liquidated during the period:

Phoenix Money Market Series (liquidated 1/22/10)
Templeton Global Asset Allocation Fund – Class 1 (liquidated 4/30/10)
Templeton Global Asset Allocation Fund – Class 2 (liquidated 4/30/10)

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company’s other asset and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts may not be used to pay liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A.	Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B.	Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C.	Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D.	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E.	Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F.	Security Valuation: The Separate Account measures the fair value of its investment in the investment options available on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by the Separate Account are Level 1 of the hierarchy.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$33,848	$420,236
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	31,529	93,032
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	78,496	15,826
DWS Equity 500 Index VIP – Class A	182,785	694,474
DWS Small Cap Index VIP – Class A	178,537	44,569
Federated Fund for U.S. Government Securities II	1,992,432	4,074,198
Federated High Income Bond Fund II – Primary Shares	1,008,426	1,161,803
Federated Prime Money Fund II	42,314,488	14,726,771
Fidelity® VIP Contrafund® Portfolio – Service Class	748,803	3,600,007
Fidelity® VIP Growth Opportunities Portfolio – Service Class	227,870	989,201
Fidelity® VIP Growth Portfolio – Service Class	202,391	524,896
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	677,289	1,047,843
Franklin Flex Cap Growth Securities Fund – Class 2	55,879	37,373
Franklin Income Securities Fund – Class 2	1,507,841	1,799,444
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	642,821	3,197
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	3,702,070	20,700
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	960,411	5,668
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	3,091,158	17,709
Invesco V.I. Capital Appreciation Fund – Series I Shares	86,940	279,296
Invesco V.I. Core Equity Fund – Series I Shares	18,805	207,420
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	11,629	201,788
Invesco Van Kampen V.I. Equity and Income Fund – Class II	77,994	77,971
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	16,321	95,500
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	238,149	455,345
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	207,195	1,314,822
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	78,634	315,013
Mutual Shares Securities Fund – Class 2	909,582	2,172,801
Neuberger Berman AMT Guardian Portfolio – S Class	85,971	402,903
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	2,017	4,319
Oppenheimer Capital Appreciation Fund/VA – Service Shares	14,905	207,178
Oppenheimer Global Securities Fund/VA – Service Shares	95,267	148,711
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	112,905	387,276
Phoenix Comstock Series	191,988	6,486,995
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	23,980	895,492
Phoenix Dynamic Asset Allocation Series: Growth	285,027	1,418,551
Phoenix Dynamic Asset Allocation Series: Moderate	3,637,919	7,072,241
Phoenix Dynamic Asset Allocation Series: Moderate Growth	3,254,887	5,680,902
Phoenix Equity 500 Index Series	531,441	9,655,921
Phoenix Mid-Cap Growth Series	486,214	9,229,560
Phoenix Mid-Cap Value Series	375,599	12,359,356
Phoenix Money Market Series	517,666	20,600,083
Phoenix Multi-Sector Short Term Bond Series	638,092	3,523,036
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	678,505	676,478
PIMCO Real Return Portfolio – Advisor Class	480,462	602,352
PIMCO Total Return Portfolio – Advisor Class	1,410,307	1,773,519
Rydex VT Inverse Government Long Bond Strategy Fund	4,087	9,382
Rydex VT Nova Fund	2	9,537
Rydex|SGI VT U.S. Long Short Momentum Fund	1,746	127,287
Sentinel Variable Products Balanced Fund	142,734	151,364
Sentinel Variable Products Bond Fund	576,804	859,077
Sentinel Variable Products Common Stock Fund	335,341	904,196
Sentinel Variable Products Mid Cap Fund	105,178	65,378
Sentinel Variable Products Small Company Fund	106,246	211,484

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments (Continued)

Investment Option	Purchases	Sales
Templeton Developing Markets Securities Fund – Class 1	$1,654,996	$356,330
Templeton Developing Markets Securities Fund – Class 2	621,200	820,785
Templeton Foreign Securities Fund – Class 1	2,275,168	3,590,356
Templeton Foreign Securities Fund – Class 2	226,523	737,431
Templeton Global Asset Allocation Fund – Class 1	2,546,955	25,840,989
Templeton Global Asset Allocation Fund – Class 2	153,260	1,273,502
Templeton Global Bond Securities Fund – Class 1	3,504,244	2,143,357
Templeton Growth Securities Fund – Class 1	3,904,197	7,472,461
Templeton Growth Securities Fund – Class 2	963,518	2,130,636
Virtus Capital Growth Series	1,608,989	12,022,937
Virtus Growth & Income Series	16,903,679	5,000,083
Virtus International Series	1,529,822	6,942,629
Virtus Multi-Sector Fixed Income Series	6,062,438	6,648,515
Virtus Real Estate Securities Series	1,143,322	2,759,904
Virtus Small-Cap Growth Series	7,896,903	1,347,764
Virtus Small-Cap Value Series	10,700,811	1,579,977
Virtus Strategic Allocation Series	3,123,041	16,276,882
Wanger International	1,496,505	6,963,699
Wanger International Select	212,486	583,452
Wanger Select	1,102,714	1,065,144
Wanger USA	959,398	6,375,777

	$141,967,782	$229,792,091

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding

The changes in units outstanding were as follows:

	For the period ended December 31, 2010			For the period ended December 31, 2009
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	27,699	(393,541)	(365,842)	58,741	(1,129,503)	(1,070,762)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	22,933	(94,957)	(72,024)	281,670	(137,307)	144,363
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	77,778	(15,352)	62,426	35,305	(50,026)	(14,721)
DWS Equity 500 Index VIP – Class A	98,241	(604,701)	(506,460)	325,359	(2,343,158)	(2,017,799)
DWS Small Cap Index VIP – Class A	173,519	(47,172)	126,347	56,295	(62,305)	(6,010)
Federated Fund for U.S. Government Securities II	908,363	(2,678,685)	(1,770,322)	2,628,084	(4,430,273)	(1,802,189)
Federated High Income Bond Fund II – Primary Shares	470,780	(696,375)	(225,595)	638,996	(759,275)	(120,279)
Federated Prime Money Fund II	42,408,930	(14,470,467)	27,938,463	-	-	-
Fidelity® VIP Contrafund® Portfolio – Service Class	486,217	(2,789,239)	(2,303,022)	804,620	(4,448,391)	(3,643,771)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	279,740	(1,135,128)	(855,388)	1,500,149	(1,236,550)	263,599
Fidelity® VIP Growth Portfolio – Service Class	278,475	(771,140)	(492,665)	389,230	(1,263,082)	(873,852)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	432,630	(852,562)	(419,932)	1,411,058	(1,154,698)	256,360
Franklin Flex Cap Growth Securities Fund – Class 2	57,973	(38,301)	19,672	13,702	(69,092)	(55,390)
Franklin Income Securities Fund – Class 2	1,068,600	(1,636,924)	(568,324)	1,115,560	(1,751,664)	(636,104)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	636,510	(2,086)	634,424	-	-	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	3,673,510	(14,587)	3,658,923	-	-	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	948,953	(3,895)	945,058	-	-	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	3,081,274	(12,900)	3,068,374	-	-	-
Invesco V.I. Capital Appreciation Fund – Series I Shares	94,755	(313,681)	(218,926)	242,926	(472,548)	(229,622)
Invesco V.I. Core Equity Fund – Series I Shares	13,199	(196,357)	(183,158)	16,389	(96,703)	(80,314)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	4,639	(157,137)	(152,498)	11,658	(131,779)	(120,121)
Invesco Van Kampen V.I. Equity and Income Fund – Class II	76,027	(73,989)	2,038	77,797	(27,342)	50,455
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	1,067	(77,773)	(76,706)	2,509	(69,326)	(66,817)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	97,181	(328,360)	(231,179)	331,113	(608,333)	(277,220)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	190,696	(1,311,948)	(1,121,252)	420,864	(1,329,390)	(908,526)
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	71,355	(310,764)	(239,409)	85,638	(430,606)	(344,968)
Mutual Shares Securities Fund – Class 2	619,835	(1,666,255)	(1,046,420)	1,197,771	(2,623,422)	(1,425,651)
Neuberger Berman AMT Guardian Portfolio – S Class	90,410	(431,414)	(341,004)	816,538	(375,499)	441,039
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	2,826	(5,009)	(2,183)	22,619	(7,078)	15,541
Oppenheimer Capital Appreciation Fund/VA – Service Shares	16,461	(241,817)	(225,356)	228,947	(12,833)	216,114
Oppenheimer Global Securities Fund/VA – Service Shares	95,522	(155,259)	(59,737)	161,688	(102,901)	58,787
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	120,512	(441,869)	(321,357)	649,946	(365,924)	284,022
Phoenix Comstock Series	81,984	(4,633,312)	(4,551,328)	211,684	(1,304,742)	(1,093,058)
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	20,093	(705,089)	(684,996)	74,766	(136,579)	(61,813)
Phoenix Dynamic Asset Allocation Series: Growth	294,573	(1,229,626)	(935,053)	666,596	(267,175)	399,421
Phoenix Dynamic Asset Allocation Series: Moderate	3,456,365	(6,477,294)	(3,020,929)	1,757,239	(501,596)	1,255,643
Phoenix Dynamic Asset Allocation Series: Moderate Growth	3,259,590	(5,307,147)	(2,047,557)	1,253,519	(1,055,424)	198,095
Phoenix Equity 500 Index Series	446,601	(9,335,263)	(8,888,662)	687,854	(2,393,981)	(1,706,127)
Phoenix Mid-Cap Growth Series	390,776	(7,137,503)	(6,746,727)	248,566	(1,545,728)	(1,297,162)
Phoenix Mid-Cap Value Series	212,840	(7,217,670)	(7,004,830)	745,049	(1,587,040)	(841,991)
Phoenix Money Market Series	230,679	(10,554,907)	(10,324,228)	7,344,648	(10,731,028)	(3,386,380)
Phoenix Multi-Sector Short Term Bond Series	343,353	(2,491,229)	(2,147,876)	696,503	(1,259,414)	(562,911)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	312,259	(697,770)	(385,511)	905,757	(511,692)	394,065
PIMCO Real Return Portfolio – Advisor Class	370,344	(470,944)	(100,600)	506,811	(473,386)	33,425
PIMCO Total Return Portfolio – Advisor Class	855,699	(1,284,017)	(428,318)	3,205,389	(835,216)	2,370,173
Rydex VT Inverse Government Long Bond Strategy Fund	6,506	(10,807)	(4,301)	3,180	(84,922)	(81,742)
Rydex VT Nova Fund	-	(9,575)	(9,575)	229	(391)	(162)
Rydex|SGI VT U.S. Long Short Momentum Fund	1,232	(88,963)	(87,731)	1,773	(43,757)	(41,984)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding (Continued)

	For the period ended December 31, 2010			For the period ended December 31, 2009
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Sentinel Variable Products Balanced Fund	145,875	(163,809)	(17,934)	256,094	(60,270)	195,824
Sentinel Variable Products Bond Fund	322,774	(691,364)	(368,590)	1,169,088	(861,356)	307,732
Sentinel Variable Products Common Stock Fund	294,748	(968,510)	(673,762)	2,280,842	(912,311)	1,368,531
Sentinel Variable Products Mid Cap Fund	131,124	(80,896)	50,228	54,670	(168,574)	(113,904)
Sentinel Variable Products Small Company Fund	116,963	(229,333)	(112,370)	471,828	(135,977)	335,851
Templeton Developing Markets Securities Fund – Class 1	1,036,948	(211,121)	825,827	309,547	(235,884)	73,663
Templeton Developing Markets Securities Fund – Class 2	397,343	(530,339)	(132,996)	733,953	(630,401)	103,552
Templeton Foreign Securities Fund – Class 1	617,538	(1,084,748)	(467,210)	214,742	(793,963)	(579,221)
Templeton Foreign Securities Fund – Class 2	107,147	(460,094)	(352,947)	122,082	(614,721)	(492,639)
Templeton Global Asset Allocation Fund – Class 1	9,104	(5,040,231)	(5,031,127)	211,571	(1,018,669)	(807,098)
Templeton Global Asset Allocation Fund – Class 2	3,774	(629,286)	(625,512)	10,372	(109,712)	(99,340)
Templeton Global Bond Securities Fund – Class 1	756,220	(454,012)	302,208	280,316	(237,758)	42,558
Templeton Growth Securities Fund – Class 1	761,642	(1,657,901)	(896,259)	312,132	(1,717,551)	(1,405,419)
Templeton Growth Securities Fund – Class 2	846,808	(1,816,513)	(969,705)	1,085,699	(2,518,511)	(1,432,812)
Virtus Capital Growth Series	280,828	(2,392,706)	(2,111,878)	380,178	(2,515,158)	(2,134,980)
Virtus Growth & Income Series	14,830,088	(4,603,066)	10,227,022	181,298	(1,730,786)	(1,549,488)
Virtus International Series	303,343	(2,647,549)	(2,344,206)	1,566,808	(3,568,656)	(2,001,848)
Virtus Multi-Sector Fixed Income Series	1,013,537	(1,595,474)	(581,937)	1,331,960	(2,518,806)	(1,186,846)
Virtus Real Estate Securities Series	248,962	(935,097)	(686,135)	771,923	(786,697)	(14,774)
Virtus Small-Cap Growth Series	4,668,377	(781,572)	3,886,805	62,403	(915,312)	(852,909)
Virtus Small-Cap Value Series	6,999,178	(940,845)	6,058,333	368,551	(1,041,648)	(673,097)
Virtus Strategic Allocation Series	176,460	(2,683,920)	(2,507,460)	259,423	(2,837,280)	(2,577,857)
Wanger International	122,065	(1,347,825)	(1,225,760)	473,744	(1,473,537)	(999,793)
Wanger International Select	65,659	(224,294)	(158,635)	110,230	(422,380)	(312,150)
Wanger Select	416,809	(418,196)	(1,387)	343,177	(368,512)	(25,335)
Wanger USA	277,529	(1,828,092)	(1,550,563)	288,212	(1,755,423)	(1,467,211)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2010, 2009, 2008, 2007, and 2006 follows:

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Alger Capital Appreciation Portfolio – Class I-2 Shares
2010	1,394	0.94	to	1.80	1,427	0.40%	0.90%	to	1.80%	11.98%	to	13.00%
2009	1,760	0.83	to	1.61	1,634	-	0.90%	to	1.80%	48.39%	to	49.74%
2008	2,831	0.55	to	1.08	1,738	-	0.90%	to	1.80%	(46.12%)	to	(45.63%)
2007	3,548	1.02	to	2.00	4,005	-	0.90%	to	1.80%	31.12%	to	32.33%
2006	4,326	0.77	to	1.52	3,714	-	0.90%	to	1.80%	17.13%	to	18.19%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
2010	382	0.98	to	1.00	378	2.61%	1.25%	to	1.80%	8.31%	to	8.92%
2009	454	0.91	to	0.92	414	0.54%	1.10%	to	1.80%	11.40%	to	22.90%
2008[24]	310	0.75	to	0.75	231	1.50%	1.25%	to	1.80%	(31.26%)	to	(5.58%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2010	78	1.15	to	1.18	92	0.91%	0.90%	to	1.80%	3.32%	to	24.85%
2009	16	0.93	to	0.95	15	1.90%	0.90%	to	1.80%	2.20%	to	35.15%
2008[23]	31	0.70	to	0.70	21	2.75%	0.90%	to	1.25%	(26.12%)	to	6.93%
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
DWS Equity 500 Index VIP – Class A
2010	3,626	1.07	to	1.25	4,284	1.95%	0.90%	to	1.80%	12.64%	to	13.67%
2009	4,133	0.95	to	1.10	4,311	3.14%	0.90%	to	1.80%	24.05%	to	25.19%
2008	6,150	0.76	to	0.88	5,059	2.40%	0.90%	to	1.80%	(38.28%)	to	(37.72%)
2007	6,289	1.23	to	1.41	8,535	1.45%	0.90%	to	1.80%	(1.23%)	to	4.34%
2006	6,435	1.19	to	1.35	8,407	1.12%	0.90%	to	1.80%	8.46%	to	14.49%
DWS Small Cap Index VIP – Class A
2010	171	1.13	to	1.14	195	0.87%	1.25%	to	1.80%	10.93%	to	24.81%
2009	44	0.92	to	0.92	41	0.96%	0.90%	to	1.25%	6.37%	to	47.62%
2008[25]	50	0.73	to	0.74	37	-	0.90%	to	1.25%	(33.38%)	to	7.41%
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Federated Fund for U.S. Government Securities II
2010	8,814	1.18	to	1.61	12,743	4.67%	0.90%	to	1.80%	3.28%	to	4.22%
2009	10,584	1.14	to	1.54	14,752	5.44%	0.90%	to	1.80%	3.32%	to	4.26%
2008	12,386	1.10	to	1.48	16,623	4.99%	0.90%	to	1.80%	1.80%	to	3.34%
2007	13,757	1.07	to	1.44	17,720	4.56%	0.90%	to	1.80%	(0.55%)	to	5.33%
2006	16,024	1.02	to	1.36	19,760	3.99%	0.50%	to	1.80%	0.02%	to	3.20%
Federated High Income Bond Fund II – Primary Shares
2010	1,762	1.44	to	1.91	3,030	8.50%	0.90%	to	1.80%	1.96%	to	13.70%
2009	1,988	1.25	to	1.68	3,020	10.45%	0.90%	to	1.80%	50.10%	to	51.48%
2008	2,108	0.83	to	1.11	2,135	10.57%	0.90%	to	1.80%	(27.33%)	to	(26.66%)
2007	3,187	1.14	to	1.51	4,401	8.21%	0.90%	to	1.80%	(1.43%)	to	2.49%
2006	4,086	1.31	to	1.47	5,541	8.56%	0.90%	to	1.80%	8.82%	to	9.81%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Federated Prime Money Fund II
2010[26]	27,938	0.98	to	0.99	27,588	0.00%*	0.90%	to	1.80%	(1.69%)	to	(0.33%)
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Fidelity® VIP Contrafund® Portfolio – Service Class
2010	10,421	1.25	to	1.69	14,332	1.04%	0.90%	to	1.80%	4.28%	to	16.06%
2009	12,724	1.08	to	1.46	15,143	1.24%	0.90%	to	1.80%	33.23%	to	38.49%
2008	16,368	0.81	to	1.09	14,534	0.85%	0.90%	to	1.80%	(43.65%)	to	(43.13%)
2007	19,341	1.43	to	1.91	30,342	0.82%	0.90%	to	1.80%	12.34%	to	16.45%
2006	21,842	1.24	to	1.65	29,531	1.11%	0.90%	to	1.80%	7.61%	to	10.59%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2010	5,500	0.78	to	1.22	5,257	0.09%	0.90%	to	1.80%	21.43%	to	22.54%
2009	6,355	0.64	to	1.00	5,004	0.39%	0.90%	to	1.80%	6.23%	to	44.41%
2008	6,092	0.44	to	0.70	3,318	0.43%	0.90%	to	1.80%	(55.87%)	to	(55.46%)
2007	4,713	1.00	to	1.58	5,697	-	0.90%	to	1.80%	8.12%	to	21.93%
2006	3,078	0.82	to	1.30	2,941	0.50%	0.90%	to	1.80%	3.41%	to	13.37%
Fidelity® VIP Growth Portfolio – Service Class
2010	2,469	0.70	to	1.12	1,972	0.17%	0.90%	to	1.80%	21.83%	to	22.94%
2009	2,962	0.57	to	0.92	1,916	0.32%	0.90%	to	1.80%	25.84%	to	27.00%
2008	3,835	0.45	to	0.73	1,974	0.63%	0.90%	to	1.80%	(48.18%)	to	(47.71%)
2007	5,234	0.87	to	1.40	5,034	0.64%	0.90%	to	1.80%	11.01%	to	25.72%
2006	5,538	0.70	to	1.05	4,340	0.31%	0.90%	to	1.80%	4.82%	to	5.77%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2010	3,152	1.17	to	1.21	3,757	3.36%	0.90%	to	1.80%	5.74%	to	6.71%
2009	3,572	1.11	to	1.14	4,006	8.81%	0.90%	to	1.80%	0.51%	to	14.63%
2008	3,316	0.97	to	0.99	3,258	3.24%	0.90%	to	1.80%	(6.55%)	to	(4.21%)
2007[17]	2,179	1.02	to	1.04	2,248	0.17%	0.90%	to	1.80%	0.21%	to	3.34%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Franklin Flex Cap Growth Securities Fund – Class 2
2010	71	1.08	to	1.10	77	-	1.10%	to	1.80%	11.60%	to	14.92%
2009	51	0.95	to	0.96	49	-	1.10%	to	1.65%	(15.69%)	to	31.51%
2008[22]	106	0.73	to	0.73	77	0.07%	1.10%	to	1.65%	(33.29%)	to	(8.88%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Franklin Income Securities Fund – Class 2
2010	5,679	0.99	to	1.20	6,395	6.42%	0.90%	to	1.80%	10.65%	to	11.66%
2009	6,247	0.89	to	1.07	6,356	8.16%	0.90%	to	1.80%	33.16%	to	41.36%
2008	6,883	0.66	to	0.80	5,263	5.50%	0.90%	to	1.80%	(36.05%)	to	(30.29%)
2007	5,326	0.96	to	1.14	5,926	3.04%	0.90%	to	1.80%	(2.61%)	to	2.82%
2006[8]	1,238	1.04	to	1.11	1,361	0.20%	0.90%	to	1.80%	(0.12%)	to	12.16%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2010[27]	634	1.05	to	1.05	664	2.41%	0.90%	to	1.80%	3.88%	to	3.99%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2010[27]	3,659	1.02	to	1.03	3,748	5.68%	0.90%	to	1.80%	2.25%	to	2.36%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2010[27]	945	1.04	to	1.04	982	5.61%	1.10%	to	1.80%	3.33%	to	3.41%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2010[27]	3,068	1.01	to	1.01	3,102	4.23%	1.00%	to	1.80%	1.23%	to	1.32%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Invesco V.I. Capital Appreciation Fund – Series I Shares
2010	1,969	0.84	to	1.02	1,824	0.74%	0.90%	to	1.80%	13.41%	to	14.45%
2009	2,188	0.74	to	0.89	1,779	0.64%	0.90%	to	1.80%	18.90%	to	19.99%
2008	2,417	0.62	to	0.75	1,641	-	0.90%	to	1.80%	(43.53%)	to	(43.01%)
2007	2,851	1.09	to	1.31	3,389	-	0.90%	to	1.80%	9.99%	to	11.00%
2006	3,554	0.98	to	1.18	3,772	0.06%	0.90%	to	1.80%	(2.35%)	to	5.35%
Invesco V.I. Core Equity Fund – Series I Shares
2010	446	1.07	to	1.12	489	0.97%	0.90%	to	1.80%	7.59%	to	8.57%
2009	629	0.99	to	1.03	638	1.84%	0.90%	to	1.80%	25.99%	to	27.14%
2008	709	0.79	to	0.81	568	1.93%	0.90%	to	1.80%	(31.40%)	to	(30.77%)
2007	968	1.15	to	1.17	1,123	1.03%	0.90%	to	1.80%	6.16%	to	7.14%
2006[6]	1,197	1.08	to	1.09	1,301	0.75%	0.90%	to	1.80%	7.84%	to	8.50%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2010	853	1.27	to	1.34	1,119	0.56%	0.90%	to	1.80%	12.06%	to	13.09%
2009	1,006	1.13	to	1.19	1,171	1.35%	0.90%	to	1.80%	9.57%	to	29.04%
2008	1,126	0.89	to	0.92	1,020	1.54%	0.90%	to	1.80%	(29.81%)	to	(29.16%)
2007	1,305	1.26	to	1.30	1,674	0.20%	0.90%	to	1.80%	7.42%	to	8.56%
2006	1,641	1.17	to	1.20	1,946	0.32%	0.90%	to	1.80%	4.61%	to	10.24%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Invesco Van Kampen V.I. Equity and Income Fund – Class II
2010	220	1.07	to	1.13	238	1.83%	0.90%	to	1.375%	0.10%	to	10.91%
2009	218	0.97	to	1.02	215	2.82%	0.90%	to	1.80%	(11.94%)	to	28.44%
2008	168	0.80	to	0.84	137	2.41%	1.00%	to	1.80%	(26.18%)	to	(23.45%)
2007	175	1.05	to	1.09	185	1.71%	1.00%	to	1.80%	(4.25%)	to	2.06%
2006[15]	92	1.03	to	1.03	95	-	1.25%	to	1.25%	2.99%	to	2.99%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2010	129	1.29	to	1.35	171	0.26%	1.00%	to	1.80%	21.50%	to	22.49%
2009	205	1.06	to	1.10	223	-	1.00%	to	1.80%	49.94%	to	52.21%
2008	272	0.71	to	0.73	196	-	1.00%	to	1.80%	(37.62%)	to	(10.55%)
2007	360	1.13	to	1.16	413	-	1.00%	to	1.80%	(8.88%)	to	(8.13%)
2006	446	1.24	to	1.26	558	-	1.00%	to	1.80%	12.63%	to	14.91%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2010	1,363	1.34	to	1.41	1,882	5.72%	0.90%	to	1.80%	(0.42%)	to	11.31%
2009	1,594	1.22	to	1.27	1,986	6.24%	0.90%	to	1.80%	31.90%	to	33.10%
2008	1,872	0.92	to	0.95	1,760	5.48%	0.90%	to	1.80%	(19.16%)	to	(18.28%)
2007	2,495	1.14	to	1.17	2,882	5.80%	0.90%	to	1.80%	0.91%	to	5.23%
2006	3,020	1.09	to	1.11	3,328	3.40%	0.90%	to	1.80%	7.37%	to	8.35%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2010	5,298	0.82	to	1.08	5,585	0.53%	0.90%	to	1.80%	(3.98%)	to	16.36%
2009	6,419	0.71	to	0.93	5,843	0.99%	0.90%	to	1.80%	16.76%	to	17.83%
2008	7,327	0.61	to	0.79	5,687	1.41%	0.90%	to	1.80%	(37.57%)	to	(36.99%)
2007	9,233	0.97	to	1.25	11,420	1.21%	0.90%	to	1.80%	(2.65%)	to	2.50%
2006	9,635	1.20	to	1.22	11,691	1.26%	0.90%	to	1.80%	14.08%	to	16.22%
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
2010	1,301	0.83	to	1.13	1,432	0.40%	0.90%	to	1.80%	23.18%	to	24.30%
2009	1,540	0.67	to	0.91	1,370	0.47%	0.90%	to	1.80%	(7.59%)	to	25.48%
2008	1,885	0.70	to	0.72	1,344	1.17%	0.90%	to	1.80%	(40.45%)	to	(39.90%)
2007	2,538	1.17	to	1.20	3,021	0.41%	0.90%	to	1.80%	(8.95%)	to	3.66%
2006	2,969	1.19	to	1.21	3,559	0.33%	0.90%	to	1.80%	9.55%	to	11.22%
Mutual Shares Securities Fund – Class 2
2010	8,030	0.80	to	1.70	10,705	1.54%	0.90%	to	1.80%	9.20%	to	10.20%
2009	9,076	0.73	to	1.55	11,015	1.89%	0.90%	to	1.80%	23.78%	to	24.91%
2008	10,502	0.59	to	1.25	10,495	3.09%	0.90%	to	1.80%	(38.24%)	to	(37.67%)
2007	9,836	0.94	to	2.01	17,211	1.41%	0.90%	to	1.80%	(2.15%)	to	2.54%
2006	8,278	1.25	to	1.96	14,879	1.25%	0.90%	to	1.80%	3.31%	to	17.32%
Neuberger Berman AMT Guardian Portfolio – S Class
2010	2,763	0.91	to	1.06	2,707	0.32%	0.90%	to	1.80%	16.80%	to	17.87%
2009	3,104	0.77	to	0.90	2,596	1.06%	0.90%	to	1.80%	4.81%	to	28.34%
2008	2,663	0.61	to	0.70	1,747	0.62%	0.90%	to	1.80%	(39.02%)	to	(37.93%)
2007	1,236	0.98	to	1.12	1,355	0.43%	0.90%	to	1.80%	(1.53%)	to	7.71%
2006[11]	12	1.06	to	1.06	13	0.45%	1.10%	to	1.25%	1.81%	to	15.16%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2010	27	0.80	to	0.87	23	-	0.90%	to	1.65%	17.64%	to	18.54%
2009	29	0.68	to	0.73	21	-	0.90%	to	1.65%	20.73%	to	41.03%
2008	14	0.57	to	0.60	8	-	1.25%	to	1.65%	(40.47%)	to	1.45%
2007	10	0.95	to	1.01	9	-	1.25%	to	1.65%	(6.29%)	to	5.08%
2006[13]	30	0.96	to	0.96	28	-	1.25%	to	1.65%	3.85%	to	6.74%
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2010	39	0.96	to	0.97	37	-	1.00%	to	1.80%	5.24%	to	10.77%
2009	264	0.86	to	0.89	234	0.00%*	1.00%	to	1.80%	8.21%	to	42.35%
2008	48	0.60	to	0.62	30	-	1.25%	to	1.80%	(49.94%)	to	(25.15%)
2007	47	1.13	to	1.16	54	0.01%	1.25%	to	1.80%	3.57%	to	11.80%
2006[16]	7	1.01	to	1.01	7	-	1.25%	to	1.80%	(1.84%)	to	0.24%
Oppenheimer Global Securities Fund/VA – Service Shares
2010	492	1.01	to	1.05	504	1.34%	0.90%	to	1.80%	(1.68%)	to	14.66%
2009	552	0.89	to	0.92	495	1.71%	0.90%	to	1.80%	9.98%	to	38.10%
2008	493	0.65	to	0.66	322	1.07%	0.90%	to	1.80%	(41.41%)	to	(40.87%)
2007	330	1.10	to	1.12	366	0.52%	0.90%	to	1.80%	(3.20%)	to	4.91%
2006[8]	107	1.06	to	1.06	113	-	1.10%	to	1.80%	(0.25%)	to	17.36%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2010	1,997	0.90	to	1.03	1,896	0.42%	0.90%	to	1.80%	20.85%	to	21.95%
2009	2,318	0.74	to	0.84	1,812	0.62%	0.90%	to	1.80%	9.23%	to	35.65%
2008	2,034	0.55	to	0.62	1,180	0.21%	0.90%	to	1.80%	(39.12%)	to	(29.60%)
2007	954	0.89	to	1.01	924	0.05%	0.90%	to	1.80%	(10.80%)	to	(2.48%)
2006[12]	24	0.99	to	1.04	25	-	1.10%	to	1.80%	0.39%	to	11.15%
Phoenix Comstock Series
2010	-	-	to	-	-	1.84%	0.90%	to	1.80%	10.41%	to	11.26%
2009	4,551	0.86	to	1.46	5,774	2.10%	0.90%	to	1.80%	27.64%	to	28.81%
2008	5,644	0.67	to	1.14	5,532	1.73%	0.90%	to	1.80%	(36.89%)	to	(36.31%)
2007	7,128	1.06	to	1.80	11,099	1.54%	0.90%	to	1.80%	(3.98%)	to	5.30%
2006	8,585	1.10	to	1.86	13,965	1.63%	0.90%	to	1.80%	6.91%	to	19.82%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
2010	-	-	to	-	-	0.45%	0.90%	to	1.80%	8.88%	to	9.77%
2009	685	0.86	to	0.93	813	1.85%	0.90%	to	1.80%	25.21%	to	38.28%
2008	747	0.69	to	0.73	689	2.08%	1.25%	to	1.80%	(39.37%)	to	(39.03%)
2007	345	1.12	to	1.19	653	1.91%	1.00%	to	1.80%	(5.11%)	to	8.54%
2006[5]	107	1.11	to	1.11	344	1.62%	1.80%	to	1.80%	6.72%	to	6.72%
Phoenix Dynamic Asset Allocation Series: Growth
2010	-	-	to	-	-	0.48%	1.10%	to	1.80%	8.00%	to	8.86%
2009	935	0.82	to	0.96	1,056	10.65%	1.10%	to	1.80%	(0.13%)	to	22.40%
2008	536	0.67	to	0.78	558	2.22%	1.00%	to	1.80%	(35.96%)	to	(26.65%)
2007	266	1.12	to	1.17	541	2.27%	1.10%	to	1.80%	(0.47%)	to	7.32%
2006[7]	20	1.04	to	1.09	242	1.64%	1.10%	to	1.38%	0.57%	to	10.13%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Phoenix Dynamic Asset Allocation Series: Moderate
2010	-	-	to	-	-	0.85%	0.90%	to	1.80%	5.76%	to	8.25%
2009	3,021	0.95	to	1.05	3,278	2.92%	0.90%	to	1.80%	1.55%	to	15.83%
2008	1,765	0.85	to	0.94	1,805	7.24%	0.90%	to	1.80%	(18.28%)	to	3.98%
2007	590	1.03	to	1.11	876	2.81%	1.20%	to	1.60%	0.80%	to	6.98%
2006[9]	208	1.03	to	1.04	426	4.08%	1.10%	to	1.60%	1.62%	to	5.93%
Phoenix Dynamic Asset Allocation Series: Moderate Growth
2010	-	-	to	-	-	0.42%	0.90%	to	1.80%	4.68%	to	8.43%
2009	2,048	0.95	to	1.01	2,220	2.25%	0.90%	to	1.80%	6.03%	to	41.78%
2008	1,849	0.82	to	0.86	1,724	2.45%	0.90%	to	1.65%	(26.83%)	to	(23.74%)
2007	995	1.11	to	1.16	1,369	1.65%	1.10%	to	1.65%	6.00%	to	7.67%
2006[4]	993	1.04	to	1.08	1,282	2.95%	1.10%	to	1.65%	2.61%	to	11.10%
Phoenix Equity 500 Index Series
2010	-	-	to	-	-	1.81%	0.90%	to	2.25%	-3.20%	to	10.77%
2009	8,889	0.78	to	1.15	8,407	2.34%	0.90%	to	2.25%	23.38%	to	25.09%
2008	10,595	0.63	to	0.92	8,015	1.60%	0.90%	to	2.25%	(38.72%)	to	(35.35%)
2007	13,105	1.02	to	1.49	16,164	1.23%	0.90%	to	2.25%	1.35%	to	3.92%
2006	17,343	0.98	to	1.44	20,933	1.32%	0.90%	to	2.25%	11.65%	to	13.19%
Phoenix Mid-Cap Growth Series
2010	-	-	to	-	-	-	0.90%	to	1.80%	8.01%	to	18.49%
2009	6,747	0.64	to	1.18	7,455	-	0.90%	to	1.80%	27.99%	to	29.16%
2008	8,044	0.50	to	0.91	6,851	-	0.90%	to	1.80%	(44.49%)	to	(43.98%)
2007	9,969	0.89	to	1.64	15,270	-	0.90%	to	1.80%	19.60%	to	20.70%
2006	12,170	0.74	to	1.36	15,477	-	0.90%	to	1.80%	2.26%	to	3.20%
Phoenix Mid-Cap Value Series
2010	-	-	to	-	-	0.34%	0.90%	to	1.80%	5.20%	to	18.69%
2009	7,005	0.73	to	1.95	10,244	0.84%	0.90%	to	1.80%	3.69%	to	31.44%
2008	7,847	0.56	to	1.49	9,036	0.17%	0.90%	to	1.80%	(36.61%)	to	(36.03%)
2007	8,932	0.88	to	2.32	17,198	0.14%	0.90%	to	1.80%	(3.53%)	to	1.08%
2006	10,488	1.20	to	2.30	20,386	0.40%	0.90%	to	1.80%	8.53%	to	13.88%
Phoenix Money Market Series
2010	-	-	to	-	-	1.41%	0.90%	to	2.25%	(0.09%)	to	(0.03%)
2009	10,324	1.02	to	2.82	20,082	0.05%	0.90%	to	1.80%	(1.74%)	to	(0.02%)
2008	13,711	1.03	to	2.84	27,627	2.19%	0.90%	to	1.80%	0.02%	to	1.33%
2007	11,859	1.02	to	2.81	23,551	4.77%	0.90%	to	1.80%	1.00%	to	3.93%
2006	12,527	1.01	to	2.71	23,737	4.30%	0.90%	to	2.25%	0.02%	to	3.48%
Phoenix Multi-Sector Short Term Bond Series
2010	-	-	to	-	-	7.88%	0.90%	to	1.80%	6.52%	to	11.01%
2009	2,148	1.23	to	1.33	2,756	6.84%	0.90%	to	1.80%	28.71%	to	30.89%
2008	2,711	0.94	to	1.02	2,669	5.56%	0.90%	to	1.80%	(12.95%)	to	(2.41%)
2007	3,156	1.07	to	1.16	3,550	5.25%	0.90%	to	1.80%	1.28%	to	3.05%
2006	3,386	1.09	to	1.13	3,709	4.69%	0.90%	to	1.80%	3.82%	to	4.77%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2010	2,336	1.07	to	1.17	2,608	14.72%	0.90%	to	1.80%	1.58%	to	23.13%
2009	2,722	0.88	to	0.95	2,477	5.86%	0.90%	to	1.80%	1.10%	to	40.34%
2008	2,328	0.63	to	0.68	1,522	4.63%	0.90%	to	1.80%	(44.87%)	to	(44.36%)
2007	927	1.15	to	1.22	1,087	7.96%	0.90%	to	1.80%	4.06%	to	23.14%
2006[8]	74	0.95	to	1.00	73	37.52%	0.90%	to	1.80%	(6.82%)	to	(2.41%)
PIMCO Real Return Portfolio – Advisor Class
2010	981	1.23	to	1.27	1,228	1.34%	1.00%	to	1.80%	0.88%	to	6.92%
2009	1,081	1.16	to	1.19	1,270	2.98%	1.00%	to	1.80%	8.03%	to	17.08%
2008	1,048	1.00	to	1.02	1,055	3.39%	1.00%	to	1.80%	(14.66%)	to	(8.05%)
2007	466	1.09	to	1.11	513	4.57%	1.00%	to	1.60%	(1.21%)	to	9.42%
2006[14]	129	1.00	to	1.02	129	4.99%	1.00%	to	1.25%	(2.32%)	to	(1.27%)
PIMCO Total Return Portfolio – Advisor Class
2010	3,703	1.32	to	1.40	5,024	2.32%	0.90%	to	1.80%	5.42%	to	7.03%
2009	4,132	1.24	to	1.31	5,255	4.84%	0.90%	to	1.80%	11.50%	to	13.28%
2008	1,761	1.12	to	1.16	1,982	4.35%	0.90%	to	1.80%	(0.29%)	to	3.75%
2007	645	1.08	to	1.11	704	4.76%	0.90%	to	1.80%	1.79%	to	7.67%
2006[10]	190	1.01	to	1.03	193	4.56%	1.00%	to	1.25%	(0.93%)	to	3.73%
Rydex VT Inverse Government Long Bond Strategy Fund
2010	228	0.59	to	0.61	137	-	1.10%	to	1.80%	(14.38%)	to	(1.93%)
2009	232	0.68	to	0.72	163	-	1.10%	to	1.80%	14.43%	to	18.10%
2008	314	0.58	to	0.61	187	0.33%	1.10%	to	1.80%	(31.47%)	to	(30.98%)
2007	655	0.85	to	0.88	564	3.85%	1.10%	to	1.80%	(6.24%)	to	(5.57%)
2006	967	0.91	to	0.93	884	2.54%	1.10%	to	1.80%	6.17%	to	6.92%
Rydex VT Nova Fund
2010	-	-	to	-	-	-	1.10%	to	1.80%	(2.85%)	to	5.17%
2009	10	0.96	to	1.01	9	1.01%	1.10%	to	1.80%	33.07%	to	34.02%
2008	10	0.72	to	0.75	7	0.26%	1.10%	to	1.80%	(55.30%)	to	(54.98%)
2007	26	1.62	to	1.67	42	1.34%	1.10%	to	1.80%	(0.70%)	to	0.01%
2006	35	1.63	to	1.67	57	0.90%	1.10%	to	1.80%	6.15%	to	17.97%
Rydex|SGI VT U.S. Long Short Momentum Fund
2010	189	1.52	to	1.55	289	-	1.00%	to	1.25%	9.82%	to	10.10%
2009	277	1.39	to	1.41	385	0.09%	1.00%	to	1.25%	(18.08%)	to	26.02%
2008	319	1.10	to	1.12	353	-	1.00%	to	1.80%	(41.48%)	to	(11.45%)
2007	409	1.84	to	1.91	772	-	0.90%	to	1.80%	4.19%	to	21.51%
2006	532	1.53	to	1.58	828	-	0.90%	to	1.80%	9.39%	to	10.39%
Sentinel Variable Products Balanced Fund
2010	248	1.01	to	1.01	251	1.65%	1.00%	to	1.50%	(3.01%)	to	10.79%
2009	266	0.91	to	0.92	243	4.27%	1.00%	to	1.50%	17.54%	to	26.65%
2008[21]	70	0.76	to	0.77	53	3.60%	1.00%	to	1.50%	(20.82%)	to	(3.93%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Sentinel Variable Products Bond Fund
2010	1,885	1.19	to	1.23	2,276	3.25%	0.90%	to	1.80%	5.40%	to	6.36%
2009	2,254	1.13	to	1.15	2,569	5.23%	0.90%	to	1.80%	0.08%	to	10.96%
2008	1,946	1.03	to	1.05	2,024	5.38%	0.90%	to	1.80%	0.37%	to	2.26%
2007[18]	242	1.02	to	1.02	247	30.81%	1.10%	to	1.80%	0.42%	to	2.83%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Common Stock Fund
2010	6,312	0.96	to	0.98	6,137	1.34%	1.00%	to	1.80%	13.72%	to	14.64%
2009	6,986	0.84	to	0.86	5,942	1.59%	1.00%	to	1.80%	5.91%	to	26.47%
2008	5,617	0.67	to	0.68	3,792	2.19%	1.00%	to	1.80%	(34.25%)	to	(26.66%)
2007[18]	886	1.02	to	1.02	906	8.74%	1.00%	to	1.80%	(4.70%)	to	1.01%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Mid Cap Fund
2010	383	0.90	to	0.91	346	0.05%	1.00%	to	1.375%	21.82%	to	22.28%
2009	333	0.74	to	0.74	246	0.11%	1.00%	to	1.375%	16.45%	to	29.29%
2008	447	0.57	to	0.58	256	-	1.00%	to	1.50%	(46.73%)	to	0.44%
2007[20]	193	1.08	to	1.08	208	-	1.25%	to	1.50%	(1.49%)	to	0.99%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Small Company Fund
2010	1,061	1.01	to	1.04	1,091	0.05%	1.00%	to	1.80%	4.83%	to	22.51%
2009	1,173	0.83	to	0.85	988	0.49%	1.00%	to	1.80%	5.94%	to	25.87%
2008	838	0.67	to	0.67	562	0.50%	1.00%	to	1.80%	(33.51%)	to	(30.06%)
2007[19]	210	1.00	to	1.01	211	3.55%	1.00%	to	1.80%	(7.19%)	to	1.39%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Templeton Developing Markets Securities Fund – Class 1
2010	1,286	1.77	to	1.77	2,272	2.09%	1.375%	to	1.375%	16.21%	to	18.68%
2009	460	1.52	to	1.52	700	3.68%	1.375%	to	1.375%	70.95%	to	70.95%
2008	387	0.89	to	0.89	344	2.89%	1.375%	to	1.375%	(53.27%)	to	(53.27%)
2007	655	1.90	to	1.90	1,248	2.32%	1.375%	to	1.375%	(7.66%)	to	27.30%
2006	687	1.50	to	1.50	1,027	1.21%	1.375%	to	1.375%	26.67%	to	26.67%
Templeton Developing Markets Securities Fund – Class 2
2010	1,468	1.22	to	3.69	2,438	1.56%	0.90%	to	1.80%	(8.45%)	to	22.98%
2009	1,601	1.06	to	3.18	2,342	3.70%	0.90%	to	1.80%	69.49%	to	71.04%
2008	1,497	0.63	to	1.87	1,274	2.94%	0.90%	to	1.80%	(53.56%)	to	(53.13%)
2007	1,874	1.35	to	4.00	3,588	2.02%	0.90%	to	1.80%	5.24%	to	27.62%
2006	1,352	1.06	to	3.15	2,034	1.14%	0.90%	to	1.80%	8.00%	to	26.94%
Templeton Foreign Securities Fund – Class 1
2010	4,264	3.40	to	3.40	14,508	2.18%	1.375%	to	1.375%	7.18%	to	7.18%
2009	4,731	3.17	to	3.17	15,019	3.68%	1.375%	to	1.375%	35.46%	to	35.46%
2008	5,310	2.34	to	2.34	12,445	2.71%	1.375%	to	1.375%	(41.06%)	to	(41.06%)
2007	6,351	3.98	to	3.98	25,253	2.18%	1.375%	to	1.375%	14.19%	to	14.19%
2006	7,523	3.48	to	3.48	26,194	1.40%	1.375%	to	1.375%	20.03%	to	20.03%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Templeton Foreign Securities Fund – Class 2
2010	2,260	0.89	to	1.76	3,792	1.90%	0.90%	to	1.80%	6.46%	to	7.43%
2009	2,613	0.83	to	1.64	4,097	3.54%	0.90%	to	1.80%	32.75%	to	35.81%
2008	3,106	0.89	to	1.21	3,584	2.40%	0.90%	to	1.80%	(41.45%)	to	(40.91%)
2007	3,907	1.51	to	2.06	7,665	2.00%	0.90%	to	1.80%	7.68%	to	14.41%
2006	4,538	1.36	to	1.81	7,788	1.25%	0.90%	to	1.80%	19.27%	to	20.36%
Templeton Global Asset Allocation Fund – Class 1
2010	-	-	to	-	-	12.94%	1.375%	to	1.375%	3.55%	to	3.55%
2009	5,031	4.94	to	4.94	24,854	9.55%	1.375%	to	1.375%	20.53%	to	20.53%
2008	5,838	4.10	to	4.10	23,929	10.76%	1.375%	to	1.375%	(26.00%)	to	(26.00%)
2007	7,383	5.54	to	5.54	40,892	17.54%	1.375%	to	1.375%	8.80%	to	8.80%
2006	8,239	5.09	to	5.09	41,943	7.29%	1.375%	to	1.375%	19.73%	to	19.73%
Templeton Global Asset Allocation Fund – Class 2
2010	-	-	to	-	-	14.48%	0.90%	to	1.375%	3.47%	to	3.64%
2009	626	1.55	to	1.99	1,220	9.03%	0.90%	to	1.375%	(4.70%)	to	20.71%
2008	725	1.29	to	1.66	1,173	10.49%	0.90%	to	1.375%	(26.13%)	to	(25.77%)
2007	859	1.73	to	2.24	1,880	17.15%	0.90%	to	1.375%	8.49%	to	9.02%
2006	974	1.59	to	2.06	1,964	6.60%	0.90%	to	1.375%	19.45%	to	20.03%
Templeton Global Bond Securities Fund – Class 1
2010	1,727	4.69	to	4.69	8,095	1.74%	1.375%	to	1.375%	13.13%	to	13.13%
2009	1,424	4.14	to	4.14	5,903	14.32%	1.375%	to	1.375%	17.35%	to	17.35%
2008	1,382	3.53	to	3.53	4,880	3.85%	1.375%	to	1.375%	5.00%	to	5.00%
2007	1,535	3.36	to	3.36	5,163	2.79%	1.375%	to	1.375%	9.74%	to	9.74%
2006	1,505	3.06	to	3.06	4,613	3.10%	1.375%	to	1.375%	11.59%	to	11.59%
Templeton Growth Securities Fund – Class 1
2010	9,784	4.49	to	4.49	43,935	1.61%	1.375%	to	1.375%	6.26%	to	6.26%
2009	10,680	4.23	to	4.23	45,135	3.49%	1.375%	to	1.375%	29.53%	to	29.53%
2008	12,085	3.26	to	3.26	39,431	2.08%	1.375%	to	1.375%	(42.93%)	to	(42.93%)
2007	14,582	5.72	to	5.72	83,367	1.49%	1.375%	to	1.375%	1.14%	to	1.14%
2006	16,670	5.65	to	5.65	94,231	1.48%	1.375%	to	1.375%	20.53%	to	20.53%
Templeton Growth Securities Fund – Class 2
2010	7,039	0.74	to	1.77	8,694	1.36%	0.90%	to	1.80%	5.46%	to	6.43%
2009	8,009	0.70	to	1.66	9,389	3.21%	0.90%	to	1.80%	28.75%	to	29.92%
2008	9,442	0.54	to	1.28	8,951	1.79%	0.90%	to	1.80%	(43.36%)	to	(42.84%)
2007	8,046	0.95	to	2.24	15,021	1.33%	0.90%	to	1.80%	(1.76%)	to	2.73%
2006	6,639	1.30	to	2.22	13,247	1.26%	0.90%	to	1.80%	4.03%	to	20.72%
Virtus Capital Growth Series
2010	13,317	0.61	to	9.21	75,401	0.42%	0.90%	to	1.80%	12.81%	to	13.84%
2009	15,429	0.53	to	8.09	76,272	0.86%	0.90%	to	1.80%	(0.45%)	to	28.76%
2008	17,564	0.42	to	6.29	66,235	0.03%	0.90%	to	1.80%	(41.85%)	to	(41.31%)
2007	20,566	0.71	to	10.73	132,252	0.25%	0.90%	to	1.80%	(2.95%)	to	9.75%
2006	25,555	0.64	to	9.79	147,167	0.18%	0.90%	to	1.80%	(0.44%)	to	2.29%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Virtus Growth & Income Series
2010	16,150	0.85	to	1.38	19,835	1.29%	0.90%	to	2.25%	4.89%	to	11.82%
2009	5,923	0.76	to	1.23	6,636	1.57%	0.90%	to	1.80%	18.88%	to	22.39%
2008	7,472	0.77	to	1.01	6,870	1.24%	0.90%	to	1.80%	(36.10%)	to	(35.52%)
2007	10,057	1.19	to	1.57	14,469	0.90%	0.90%	to	1.80%	4.73%	to	5.69%
2006	12,710	1.12	to	1.48	17,350	1.10%	0.90%	to	1.80%	15.08%	to	16.13%
Virtus International Series
2010	14,857	0.98	to	3.80	39,348	2.42%	0.90%	to	1.80%	(8.39%)	to	12.45%
2009	17,201	0.87	to	3.38	41,011	3.20%	0.90%	to	1.80%	4.68%	to	38.61%
2008	19,203	0.63	to	2.44	34,315	1.89%	0.90%	to	1.80%	(40.08%)	to	(39.53%)
2007	20,227	1.05	to	4.05	64,615	1.52%	0.90%	to	1.80%	7.02%	to	13.90%
2006	22,830	1.47	to	3.56	65,471	2.17%	0.90%	to	1.80%	6.43%	to	26.23%
Virtus Multi-Sector Fixed Income Series
2010	7,761	1.27	to	8.28	30,270	7.20%	0.90%	to	1.80%	12.30%	to	13.33%
2009	8,343	1.12	to	7.31	29,147	7.08%	0.90%	to	1.80%	1.33%	to	38.88%
2008	9,530	0.81	to	5.27	24,393	7.40%	0.90%	to	1.80%	(19.41%)	to	(18.67%)
2007	9,991	1.00	to	6.49	35,300	5.14%	0.90%	to	1.80%	(0.79%)	to	2.99%
2006	10,923	1.06	to	6.32	38,960	5.01%	0.90%	to	1.80%	2.53%	to	5.89%
Virtus Real Estate Securities Series
2010	3,419	0.87	to	5.38	10,810	1.93%	0.90%	to	1.80%	4.59%	to	26.85%
2009	4,105	0.69	to	4.25	10,065	3.61%	0.90%	to	1.80%	(13.86%)	to	60.29%
2008	4,120	0.54	to	3.32	8,761	1.48%	0.90%	to	1.80%	(38.02%)	to	(37.45%)
2007	4,219	0.87	to	5.32	17,138	1.17%	0.90%	to	1.80%	(17.24%)	to	(6.61%)
2006	5,529	1.48	to	6.38	28,513	1.27%	0.90%	to	1.80%	9.94%	to	35.84%
Virtus Small-Cap Growth Series
2010	5,224	0.78	to	1.80	9,085	-	0.90%	to	1.80%	3.03%	to	12.51%
2009	1,337	0.69	to	1.60	2,055	-	0.90%	to	1.80%	6.12%	to	29.55%
2008	2,190	0.57	to	1.32	2,609	-	0.90%	to	1.80%	(45.92%)	to	(36.37%)
2007	2,027	2.30	to	2.41	4,794	-	0.90%	to	1.80%	14.00%	to	15.05%
2006	2,623	2.02	to	2.10	5,411	0.01%	0.90%	to	1.80%	9.50%	to	18.26%
Virtus Small-Cap Value Series
2010	8,647	0.74	to	1.90	13,916	1.17%	0.90%	to	1.80%	3.07%	to	16.35%
2009	2,589	0.64	to	1.64	3,946	0.44%	0.90%	to	1.80%	16.33%	to	19.81%
2008	3,262	0.73	to	1.37	4,181	0.08%	0.90%	to	1.80%	(39.03%)	to	(9.02%)
2007	4,258	1.19	to	2.23	8,897	-	0.90%	to	1.80%	(3.87%)	to	5.01%
2006	5,152	1.23	to	2.31	11,213	0.20%	0.90%	to	1.80%	7.66%	to	15.70%
Virtus Strategic Allocation Series
2010	12,148	1.19	to	7.99	79,164	2.80%	0.90%	to	1.80%	11.15%	to	12.18%
2009	14,656	1.14	to	7.13	84,990	3.63%	0.90%	to	1.80%	22.28%	to	23.39%
2008	17,234	0.93	to	5.79	80,497	2.93%	0.90%	to	1.80%	(26.79%)	to	(26.12%)
2007	21,183	1.28	to	7.84	133,918	2.51%	0.90%	to	1.80%	(0.73%)	to	5.03%
2006	27,110	1.22	to	7.47	164,152	2.54%	0.90%	to	1.80%	10.67%	to	11.68%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger International
2010	6,879	1.01	to	7.10	40,193	2.45%	0.90%	to	1.80%	(6.54%)	to	23.80%
2009	8,104	0.82	to	5.75	38,176	3.78%	0.90%	to	1.80%	3.41%	to	53.48%
2008	9,104	0.55	to	3.89	29,457	1.01%	0.90%	to	1.80%	(46.58%)	to	(46.09%)
2007	10,490	1.03	to	7.24	66,850	0.88%	0.90%	to	1.80%	(2.97%)	to	15.26%
2006	12,024	1.58	to	6.31	67,851	0.57%	0.90%	to	1.80%	34.70%	to	35.93%
Wanger International Select
2010	1,719	0.95	to	2.96	4,931	1.33%	0.90%	to	1.80%	2.78%	to	20.99%
2009	1,878	0.79	to	2.46	4,455	3.07%	0.90%	to	1.80%	30.53%	to	43.02%
2008	2,190	0.60	to	1.87	3,943	0.41%	0.90%	to	1.80%	(45.35%)	to	(7.21%)
2007	3,144	1.88	to	3.41	10,104	0.72%	0.90%	to	1.80%	6.54%	to	20.68%
2006	3,234	1.62	to	2.84	8,628	0.26%	0.90%	to	1.80%	33.56%	to	34.78%
Wanger Select
2010	2,478	1.47	to	3.17	7,251	0.58%	0.90%	to	1.80%	6.88%	to	25.43%
2009	2,479	1.18	to	2.54	5,797	-	0.90%	to	1.80%	56.06%	to	64.69%
2008	2,504	0.72	to	1.55	3,571	-	0.90%	to	1.80%	(49.98%)	to	(49.52%)
2007	3,003	1.43	to	3.08	8,578	-	0.90%	to	1.80%	(1.66%)	to	9.01%
2006	2,979	1.34	to	2.86	7,845	0.40%	0.90%	to	1.80%	9.87%	to	18.63%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger USA
2010	8,858	0.97	to	4.96	36,318	-	0.90%	to	1.80%	4.10%	to	22.24%
2009	10,409	0.80	to	4.06	34,658	-	0.90%	to	1.80%	39.67%	to	43.55%
2008	11,876	0.57	to	2.88	28,045	-	0.90%	to	1.80%	(40.77%)	to	(33.97%)
2007	14,542	1.20	to	4.83	57,373	-	0.90%	to	1.80%	(2.48%)	to	7.38%
2006	18,547	1.55	to	4.63	70,386	0.25%	0.90%	to	1.80%	5.94%	to	6.91%
* Amount is less than 0.005%.

1 The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

2 The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values.

These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

[4] From inception February 16, 2006 to December 31, 2006.	[16] From inception November 14, 2006 to December 31, 2006.
[5] From inception April 24, 2006 to December 31, 2006.	[17] From inception January 29, 2007 to December 31, 2007.
[6] From inception April 28, 2006 to December 31, 2006.	[18] From inception September 11, 2007 to December 31, 2007.
[7] From inception May 18, 2006 to December 31, 2006.	[19] From inception September 24, 2007 to December 31, 2007.
[8] From inception May 30, 2006 to December 31, 2006.	[20] From inception September 27, 2007 to December 31, 2007.
[9] From inception July 6, 2006 to December 31, 2006.	[21] From inception February 5, 2008 to December 31, 2008.
[10] From inception July 12, 2006 to December 31, 2006.	[22] From inception April 8, 2008 to December 31, 2008.
[11] From inception July 20, 2006 to December 31, 2006.	[23] From inception April 28, 2008 to December 31, 2008.
[12] From inception August 2, 2006 to December 31, 2006.	[24] From inception June 16, 2008 to December 31, 2008.
[13] From inception September 22, 2006 to December 31, 2006.	[25] From inception August 11, 2008 to December 31, 2008.
[14] From inception October 5, 2006 to December 31, 2006.	[26] From inception January 22, 2010 to December 31, 2010.
[15] From inception November 3, 2006 to December 31, 2006.	[27] From inception November 19, 2010 to December 31, 2010.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Fees and Related Party Transactions

Phoenix and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix is the insurer who provides the contract benefits as well as provides administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account (see note 9).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed, a policyholder may refer to their policy contract provided at issue or the most recent product prospectus provided annually. Those fees are described below:

A)	Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2010 and 2009 were $ 1,108,303 and $1,113,622 respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

Policy Surrender Charge – In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy’s account value and policy duration may vary, the surrender charge may also vary.

Other Charges – Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)	Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)	Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items “Mortality and Expense Fees” and “Administration Fees” in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2010 and 2009 were $7,445,916 and $7,131,089 respectively. This expense is taken out as a reduction of unit values.

Note 7—Distribution of Net Income

The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8—Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the “Code”) as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 9 —Other

As a result of the PNX spin-off of the asset management segment of its business, Virtus Investment Partners, Inc. (“Virtus”) and its subsidiaries, to PNX’s shareholders, Phoenix Equity Planning Corporation (“PEPCO”), a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO. On September 15, 2010, 1851 Securities, Inc. became the principal underwriter and distributor for the Separate Account.

In light of downgrades to the financial strength ratings of the Sponsor of the Separate Accounts, Phoenix or its affiliated insurers, and the decline in sales through traditional distribution sources of the Sponsor’s variable products, the Sponsor’s parent company, PNX, initiated a business plan that shifts the focus of new business development to areas that are less capital intensive, less ratings sensitive and not dependent on particular distributors. This plan leverages existing strengths and includes a newly formed distribution subsidiary of PNX, Saybrus Partners, Inc. (“Saybrus”), repositioning some of the Sponsor’s core life and annuity products for the middle market and establishing new relationships with distributors within that market, and identifying market opportunities for the Sponsor’s alternative retirement solutions products.

Saybrus Equity Services, Inc., a broker-dealer subsidiary of Saybrus, distributes the Sponsor’s products through non-affiliated advisors, broker-dealers and other financial intermediaries.

Suspension of Distribution Relationships

In March 2009, State Farm Mutual Automobile Insurance Company (“State Farm”) suspended the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was the Sponsor’s largest distributor of annuity and life insurance products accounting for approximately 27% of the Sponsor’s total life insurance premiums and approximately 68% of the Sponsor’s annuity deposits. On July 30, 2009, the Sponsor’s parent company restructured its agreement with State Farm, amending the existing agreement to clarify the service and support it will provide to customers who purchased their policies and contracts through a State Farm agent, as well as State Farm agents themselves. The restructured agreement does not provide for any new sales of the Sponsor’s products through the State Farm distribution system. Approximately 90,000 of the Sponsor’s inforce policies and contracts were sold through State Farm agents.

Also in March 2009, National Life Group suspended the sale of Phoenix products. In 2008, National Life was the Sponsor’s second largest distributor of annuity products accounting for approximately 14% of the Sponsor’s annuity deposits.

Ratings

Rating agencies assign financial strength ratings to Phoenix and its subsidiaries based on their opinions of the Companies’ ability to meet their financial obligations. Ratings downgrades may result in lower sales, higher surrenders and increased or decreased interest costs with future borrowings.

On January 13, 2010, A.M. Best Company, Inc. downgraded Phoenix’s financial strength rating to B+ from B++. On March 10, 2009, A.M. Best Company, Inc. downgraded Phoenix’s financial strength rating to B++ from A.

On June 17, 2010, Moody’s Investor Services downgraded the Phoenix’s financial strength rating of Ba1 to Ba2. and changed its outlook from negative to stable. On September 8, 2009, Moody’s Investor Services downgraded Phoenix’s financial strength rating of Baa2 to Ba1 and maintained its negative outlook. On March 10, 2009, Moody’s Investor Services downgraded Phoenix’s financial strength rating to Baa2 from Baa1.

On February 12, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating from BB to BB- and maintained its negative outlook. On August 6, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating of BBB to BB. On May 7, 2009, Standard and Poor’s affirmed Phoenix’s financial strength rating of BBB-. On March 10, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating to BBB- from BBB.

Given these developments, it is possible that rating agencies will heighten the level of scrutiny that they apply to the Sponsor, will request additional information from the Sponsor, and may adjust upward the capital and other requirements employed in their models for maintenance of certain rating levels.

The Sponsor cannot predict what additional actions rating agencies may take, or what actions the Sponsor may take in response to the actions of rating agencies, which could adversely affect the Sponsor’s business. As with other companies in the financial services industry, the Sponsor’s ratings could be downgraded at any time and without any notice by any rating agency.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 9 —Other (Continued)

The financial strength ratings as of December 31, 2010 were as follows:

Rating Agency	Financial Strength Ratings of Phoenix	Outlook
A.M. Best Company, Inc.	B++	Negative
Moody’s	Ba2	Stable
Standard & Poor’s	BB-	Negative

See Note 11 of these financial statements for the current ratings.

These ratings are not a recommendation to buy, hold or sell your insurance contract.

Note 10—Mergers and Liquidations

On July 1, July 26, and August 25, 2010, the Board of Trustees (“Board”) for the Virtus Variable Insurance Trust (“VVIT”), formerly the Phoenix Edge Series Fund, considered and approved the following mergers:

Merging Series	Ibbotson Portfolio Series
Phoenix Dynamic Asset Allocation Series-Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Growth	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II

The Ibbotson Portfolio Series are each a series of Financial Investors Variable Insurance Trust, 1290 Broadway, Suite1100, Denver, CO 80203. The shareholders approved the mergers on November 12, 2010 and this transaction closed on November 19, 2010.

On July 26, 2010, the VVIT Board considered and approved a new advisor and subadvisors for several series, as well as the mergers of several series into other series. The Board approved Virtus Investment Advisers, Inc. (“VIA”) as advisor and an affiliate as distributor to eight series (“Virtus Series”) and also approved the merger of five other series into the Virtus Series (“Virtus Transaction”).

The shareholders approved the mergers and new advisor/subadvisors on October 29, 2010 as follows:

VIA became the investment advisor of the following series: Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Strategic Allocation Series, Phoenix Small-Cap Growth Series, Phoenix Small-Cap Value Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series. SCM Advisors, LLC, a VIA affiliate, became the subadvisor for Phoenix Capital Growth Series, Kayne Anderson Rudnick Investment Management, LLC, a VIA affiliate, became the subadvisor for Phoenix Small-Cap Growth Series and Phoenix Small-Cap Value Series.

The following mergers were approved by shareholders:

Merging Series	Surviving Virtus Series
Phoenix Comstock Series	Phoenix Growth and Income Series
Phoenix Equity 500 Index Series	Phoenix Growth and Income Series
Phoenix Mid-Cap Growth Series	Phoenix Small-Cap Growth Series
Phoenix Mid-Cap Value Series	Phoenix Small-Cap Value Series
Phoenix Multi-Sector Short Term Bond Series	Phoenix Multi-Sector Fixed Income Series

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 10—Mergers and Liquidations (Continued)

The VVIT Board also approved the following name changes as of the date of Virtus Transaction, which were not subject to shareholder approval:

Old Names	New Names
The Phoenix Edge Series Fund	Virtus Variable Insurance Trust
Phoenix Capital Growth Series	Virtus Capital Growth Series
Phoenix Growth and Income Series	Virtus Growth & Income Series
Phoenix Multi-Sector Fixed Income Series	Virtus Multi-Sector Fixed Income Series
Phoenix Small-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix Small-Cap Value Series	Virtus Small-Cap Value Series
Phoenix Strategic Allocation Series	Virtus Strategic Allocation Series
Phoenix-Aberdeen International Series	Virtus International Series
Phoenix-Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series

The Virtus Transaction closed on November 5, 2010.

A Special Meeting of Shareholders of the Phoenix Money Market Series was held on January 20, 2010, and the shareholders approved the liquidation of the assets of the Series and distributed the liquidation proceeds for the benefit of the previous Series’ shareholders to the Federated Prime Money Fund II, as well as other underlying mutual funds. The liquidation was completed on January 22, 2010.

Note 11—Subsequent Events

On February 12, 2011, A.M. Best Company, Inc. affirmed Phoenix’s financial strength rating of B+ and changed its outlook from negative to stable.

On March 24, 2011, Standard and Poor’s affirmed Phoenix’s financial strength rating of BB- and changed its outlook from negative to stable.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and

Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Phoenix Life Variable Accumulation Account (as listed in the statements of assets and liabilities and statements of operations) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Phoenix Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the mutual funds’ advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 25, 2011

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06103-2899

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

185 Asylum Street, Suite 2400

Hartford, Connecticut 06103-3404

Phoenix Life

Insurance Company

(a wholly-owned subsidiary of The Phoenix Companies, Inc.)

Consolidated Financial Statements

December 31, 2010 and 2009

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

  Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, statements of cash flows and statements of changes in stockholder equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, subsequent to the first quarter of 2009, the Company has had minimal sales of life and annuity products.

/s/ PricewaterhouseCoopers, LLP

Hartford, Connecticut

April 25, 2011

Phoenix Life Insurance Company

Consolidated Balance Sheets

($ in millions, except share data)

December 31, 2010 and 2009

	2010	2009
ASSETS:
Available-for-sale debt securities, at fair value (amortized cost of $10,583.1 and $10,602.7)	$10,852.5	$10,281.2
Available-for-sale equity securities, at fair value (cost of $28.7 and $24.4)	47.5	25.2
Venture capital partnerships, at equity in net assets	220.0	188.6
Policy loans, at unpaid principal balances	2,386.5	2,324.4
Other investments	513.4	536.2
Fair value option investments	75.5	35.8
Total investments	14,095.4	13,391.4
Cash and cash equivalents	113.9	254.2
Accrued investment income	169.5	175.8
Receivables	416.1	371.6
Deferred policy acquisition costs	1,444.3	1,916.0
Deferred income taxes	95.3	136.0
Other assets	169.9	184.8
Discontinued operations assets	61.0	3,643.6
Separate account assets	4,416.8	4,418.1
Total assets	$20,982.2	$24,491.5

LIABILITIES:
Policy liabilities and accruals	$12,992.5	$13,151.1
Policyholder deposit funds	1,494.1	1,342.7
Indebtedness	174.1	174.1
Other liabilities	320.4	312.2
Discontinued operations liabilities	50.0	3,585.4
Separate account liabilities	4,416.8	4,418.1
Total liabilities	19,447.9	22,983.6

COMMITMENTS AND CONTINGENCIES (NOTES 21 and 22)

MINORITY INTEREST:
Minority interest in net assets of subsidiaries	--	12.4

STOCKHOLDER’S EQUITY:
Common stock, $1,000 par value: 10,000 shares outstanding	10.0	10.0
Additional paid-in capital	1,737.6	1,737.6
Accumulated deficit	(251.5)	(223.2)
Accumulated other comprehensive income (loss)	38.2	(28.9)
Total stockholder’s equity	1,534.3	1,495.5
Total liabilities, minority interest and stockholder’s equity	$20,982.2	$24,491.5

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Consolidated Statements of Income and Comprehensive Income

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
REVENUES:
Premiums	$620.0	$684.2	$765.9
Fee income	615.7	639.4	591.5
Net investment income	835.6	777.1	902.4
Net realized investment losses:
Total other-than-temporary impairment (“OTTI”) losses	(104.4)	(200.1)	(245.0)
Portion of OTTI losses recognized in other comprehensive income	55.5	93.1	--
Net OTTI losses recognized in earnings	(48.9)	(107.0)	(245.0)
Net realized investment gains (losses), excluding OTTI losses	35.7	0.1	(32.4)
Net realized investment losses	(13.2)	(106.9)	(277.4)
Total revenues	2,058.1	1,993.8	1,982.4

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends	1,188.6	1,279.6	1,359.8
Policyholder dividends	309.8	226.8	207.5
Policy acquisition cost amortization	298.2	260.5	406.0
Interest expense on indebtedness	12.5	12.5	12.5
Interest expense on non-recourse collateralized obligations	--	--	11.8
Other operating expenses	242.2	279.6	218.4
Total benefits and expenses	2,051.3	2,059.0	2,216.0
Income (loss) from continuing operations before income taxes and minority interest	6.8	(65.2)	(233.6)
Income tax expense (benefit)	1.8	(19.2)	(93.0)
Income (loss) from continuing operations	5.0	(46.0)	(140.6)
Income (loss) from discontinued operations, net of income taxes	(4.1)	(82.8)	2.6
Minority interest in net income (loss) of consolidated subsidiaries	--	0.5	(0.8)
Net income (loss)	$0.9	$(128.3)	$(138.8)

COMPREHENSIVE INCOME (LOSS):
Net income (loss)	$0.9	$(128.3)	$(138.8)
Net unrealized investment gains (losses)	121.9	589.5	(531.5)
Portion of OTTI losses recognized in other comprehensive income	(36.1)	(60.5)	--
Net unrealized other gains (losses)	(32.5)	31.8	0.4
Net unrealized derivative instruments gains (losses)	12.1	(4.0)	9.8
Other comprehensive income (loss)	65.4	556.8	(521.3)
Comprehensive income (loss)	$66.3	$428.5	$(660.1)

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Consolidated Statements of Cash Flows

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
OPERATING ACTIVITIES:
Income (loss) from continuing operations	$5.0	$(45.5)	$(141.4)
Net realized investment losses	13.2	106.9	277.4
Amortization and depreciation	11.3	26.2	11.8
Deferred income taxes	(1.5)	(17.8)	(150.1)
(Increase) decrease in accrued investment income	(17.0)	79.2	(4.8)
Increase in receivables	(44.4)	(1.8)	(21.6)
Increase in deferred policy acquisition costs	271.2	193.1	9.4
Increase (decrease) in policy liabilities and accruals	(446.1)	(863.1)	131.1
Other assets and other liabilities net change	(4.0)	(39.6)	1.7
Cash from continuing operations	(212.3)	(562.4)	113.5
Discontinued operations, net	(2.9)	(40.8)	(12.6)
Cash from (for) operating activities	(215.2)	(603.2)	100.9

INVESTING ACTIVITIES:
Investment purchases	(6,802.8)	(7,813.9)	(5,312.7)
Investment sales, repayments and maturities	6,769.9	8,419.2	5,714.5
Policy loan repayments (advances), net	(62.1)	153.1	(130.7)
Debt and equity securities pledged as collateral sales	--	--	39.8
Premises and equipment additions	(5.9)	(5.4)	(17.9)
Premises and equipment disposals	--	--	8.3
Proceeds from sale of subsidiary	32.9	--	--
Effect of deconsolidation of collateralized debt obligations	--	(7.3)	--
Discontinued operations, net	13.1	(47.1)	10.7
Cash from (for) investing activities	(54.9)	698.6	312.0

FINANCING ACTIVITIES:
Policyholder deposit fund deposits	732.2	636.6	761.1
Policyholder deposit fund withdrawals	(565.0)	(818.8)	(1,070.4)
Indebtedness repayments	--	--	--
Collateralized obligations repayments	--	--	(40.7)
Common stock dividends paid	(25.0)	--	(83.8)
Capital contribution from parent	--	7.5	--
Non-controlling interest	(12.4)	0.5	0.8
Discontinued operations, net	--	0.2	--
Cash from (for) financing activities	129.8	(174.0)	(433.0)
Change in cash and cash equivalents	(140.3)	(78.6)	(20.1)
Cash and cash equivalents, beginning of year	254.2	332.8	352.9
Cash and cash equivalents, end of year	$113.9	$254.2	$332.8

During the year ended December 31, 2010, we received no capital contribution. During the year ended December 31, 2009, we received $7.5 million in capital contributions in cash. During the year ended December 31, 2008, we received $15.2 million in capital contributions as settlement of an intercompany payable. Included in cash and cash equivalents above is cash pledged as collateral of $6.9 million, $0.0 million and $7.3 million at December 31, 2010, 2009 and 2008, respectively.

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Consolidated Statement of Changes in Stockholder’s Equity

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of year	$1,747.6	$1,741.2	$1,726.0
Capital contribution	--	7.5	15.2
Tax benefit on employee stock option awards	--	(1.1)	--
Balance, end of year	$1,747.6	$1,747.6	$1,741.2

ACCUMULATED EARNINGS (DEFICIT):
Balance, beginning of year	$(223.2)	$(106.7)	$115.8
Adjustment for initial application of accounting change	(4.2)	11.8	--
Net income (loss)	0.9	(128.3)	(138.8)
Common stock dividends declared	(25.0)	--	(83.7)
Balance, end of year	$(251.5)	$(223.2)	$(106.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of year	$(28.9)	$(594.3)	$(73.0)
Adjustment for initial application of accounting change	1.7	8.6	--
Other comprehensive income (loss)	65.4	556.8	(521.3)
Balance, end of year	$38.2	$(28.9)	$(594.3)

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of year	$1,495.5	$1,040.2	$1,768.8
Change in stockholder’s equity	38.8	455.3	(728.6)
Stockholder’s equity, end of year	$1,534.3	$1,495.5	$1,040.2

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Notes to Consolidated Financial Statements

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

1.

Organization and Description of Business

Phoenix Life Insurance Company and its subsidiaries (together, “the Company” or “Phoenix Life”) offer life insurance and variable and fixed indexed annuity products in the United States of America. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. (“The Phoenix Companies” or “PNX”), a publicly traded company on the New York Stock Exchange, and changed its name to Phoenix Life Insurance Company. Our consolidated financial statements include the results of our closed block of business created at the time of demutualization.

Subsequent to the first quarter of 2009, when we lost several key distribution partners and experienced downgrades to our ratings, the Company has had minimal sales of its life and annuity products. In 2010, the Company repositioned its annuity product line through distributors that focus primarily on the middle market, including independent marketing organizations, and had improved sales.

2.

Basis of Presentation and Significant Accounting Policies

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. Our consolidated financial statements include certain sponsored collateralized obligation trusts as described in Note 11 to these financial statements. Significant intercompany balances and transactions have been eliminated in consolidating these financial statements. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are made in the determination of estimated gross profits (“EGPs”) used in the valuation and amortization of assets and liabilities associated with universal life and annuity contracts; policyholder liabilities and accruals; valuation of investments in debt and equity securities and venture capital partnerships; valuation of deferred tax assets; and accruals for contingent liabilities. We are also subject to estimates made by our ultimate parent company related to discount rates and other assumptions for our pension and other post-employment benefits expense.

Adoption of New Accounting Standards

Disclosures for Financing Receivables and Allowances for Credit Losses

In July 2010, the Financial Accounting Standards Board (the “FASB”) issued amended guidance within ASC 310, Receivables, that requires enhanced disclosures related to financing receivables and related allowances for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. Our adoption of this amended guidance had no material effect on our consolidated financial statements.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Consolidation Analysis of Investments Held Through a Separate Account

In April 2010, the FASB issued amended guidance within ASC 810, Consolidation, to clarify that an insurance entity should not consider any separate account interests held for the benefit of policyholders to be the insurer's interests nor should an entity combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The only exception is if the separate account interests are held for the benefit of a related party policy holder. This amended guidance also updated ASC 944, Financial Services – Insurance, to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. Our adoption in the first quarter of 2010 had no material effect on our consolidated financial statements.

Amended Exception for Credit Derivatives

In March 2010, the FASB issued amended guidance to ASC 815, Derivatives and Hedging. The amendment clarifies how entities should evaluate credit derivatives embedded in beneficial interests in securitized financial assets. The amendment requires more financial instruments to be accounted for at fair value through earnings, including some unfunded securitized instruments, synthetic collateralized debt obligations and other similar securitization structures. The updated guidance also eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. Entities are allowed to elect the fair value option for any beneficial interest in securitized financial assets upon adoption. Adoption of this guidance was effective on the first day of the quarter beginning after June 15, 2010, on a prospective basis only. Our adoption in the third quarter of 2010 had no material effect on our consolidated financial statements.

Additional Disclosures on Fair Value Measurements

In January 2010, the FASB issued amending guidance ASC 820, Fair Value Measurements and Disclosures, which added new disclosures as well as clarified existing disclosure requirements. The amended guidance includes requirements for detailed disclosures of significant transfers between Level 1 and 2 measurements and the reasons for the transfers as well as a gross presentation of Level 3 sales, issuances and settlements. This amendment also provided additional clarification which states that fair value disclosures are required for each class of assets and liabilities and the valuation techniques and the inputs used in determining fair value should be disclosed for both recurring and non-recurring fair value measurements within Level 2 and Level 3. Our adoption in the first quarter of 2010 resulted in additional disclosures but otherwise had no material effect on our consolidated financial statements.

Amendments to Consolidation Guidance for Variable Interest Entries

In June 2009, the FASB issued guidance to ASC 810, Consolidation, which amends consolidation requirements applicable to variable interest entities (“VIE”). Significant amendments include changes in the method of determining the primary beneficiary of a variable interest entity by replacing the quantitative approach previously required with a qualitative approach. An entity would be considered a primary beneficiary and consolidate a VIE when the entity has both of the following characteristics; (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The new guidance also requires ongoing reassessment of whether an enterprise is the primary beneficiary of a VIE.

This revised guidance is effective for all VIEs owned on, or formed after, January 1, 2010. We have evaluated our investment portfolio including venture capital partnerships, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and other structures and entities to identify any variable interests. Furthermore, for any variable interests identified we assessed based on the applicable criteria whether we could potentially be the primary beneficiary. Based upon this assessment, we adopted this guidance effective January 1, 2010 with no material effect on our consolidated financial statements.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Accounting for Transfers of Financial Assets

In June 2009, the FASB issued new guidance to ASC 860, Transfers and Servicing. The amended guidance eliminates the concept of qualifying special-purpose entities and changes requirements for when a financial asset should be derecognized. Additional disclosures are also required on risk related to a transferor’s continuing involvement in transferred financial assets. Our adoption of this guidance on January 1, 2010 had no material effect on our consolidated financial statements.

Accounting Standards Not Yet Adopted

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued amended guidance to ASC 944, Financial Services – Insurance, to address the diversity in practice for accounting for costs associated with acquiring or renewing insurance contracts. The amendment clarifies the definition of acquisition costs (i.e., costs which qualify for deferral) to incremental direct costs that result directly from, and are essential to, a contract and would not have been incurred by the insurance entity had the contract transaction not occurred. Therefore, only costs related to successful efforts of acquiring a new, or renewal, contract should be deferred. This guidance is effective for periods beginning after December 15, 2011, on a prospective basis. Retrospective application to all prior periods presented on the date of application is also permitted, but not required. We are in the process of determining the effect on our consolidated financial statements.

Significant accounting policies

Investments

Debt and Equity Securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models. We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Venture Capital Partnerships

We utilize the equity method of accounting, initially recording the investment at cost and subsequently adjusting the carrying amount of the investment to recognize our share of the earnings or losses. We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships. Recognition of net investment income is generally on a three-month delay due to the lag in availability of the related financial statements.

Policy Loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. The majority of cash values eligible for policy loans are at variable interest rates that are reset annually on the policy anniversary.

Other Investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests as well as mortgage loans. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired loans.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Net Investment Income

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. We record the net income from investments in partnerships and joint ventures in net investment income.

Other-than-Temporary Impairments on Available-for-Sale Securities

We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporary. For debt securities, the other-than-temporarily impaired amount is separated into the amount related to a credit loss and is reported as net realized investment losses included in earnings, and any amounts related to other factors are recognized in other comprehensive income. The credit loss component is calculated using our best estimate of the present value of cash flows expected to be collected from the debt security, by discounting the expected cash flows at the effective interest rate implicit in the security at the time of acquisition. Subsequent to recognition of an impairment loss, the difference between the new cost basis and the cash flows expected to be collected is accreted as interest income.

In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

•

the extent and the duration of the decline;

•

the reasons for the decline in value (credit event, interest related or market fluctuations);

•

our intent to sell the security, or whether it is more likely than not that we will be required to sell it before recovery, and

•

the financial condition and near term prospects of the issuer.

A debt security impairment is deemed other than temporary if:

•

we either intend to sell the security, or it is more likely than not that we will be required to sell the security before recovery; or

•

it is probable we will be unable to collect cash flows sufficient to recover the amortized cost basis of the security.

Impairments due to deterioration in credit that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security are considered other than temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes) that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security may also result in a conclusion that an other-than-temporary impairment (“OTTI”) has occurred. In situations where we have asserted our ability and intent to hold a security to a forecasted recovery, but where now it is more likely than not that we will be required to sell the security before recovery, an impairment is considered other than temporary, even if the present value of cash flows expected to be collected will be sufficient to recover the amortized cost basis of the security.

We employ a comprehensive process to determine whether or not a security is in an unrealized loss position and is other-than-temporarily impaired. This assessment is done on a security-by-security basis and involves significant management judgment, especially given recent severe market dislocations.

2.

Basis of Presentation and Significant Accounting Policies (continued)

On a quarterly basis, we review all securities for potential recognition of an OTTI. We maintain a watch list of securities in default, near default or otherwise considered by our investment professionals as being distressed, potentially distressed or requiring a heightened level of scrutiny. We also identify all securities whose carrying value has been below amortized cost on a continuous basis for zero to six months, six months to 12 months and greater than 12 months. Using this analysis, coupled with our watch list, we review all securities whose fair value is less than 80% of amortized cost (significant unrealized loss) with emphasis on below investment grade securities with a continuous significant unrealized loss in excess of six months. In addition, we review securities that experienced lesser declines in value on a more selective basis to determine whether any are other-than-temporarily impaired.

Specifically for structured securities, to determine whether a collateralized security is impaired, we obtain underlying data from the security’s trustee and analyze it for performance trends. A security-specific stress analysis is performed using the most recent trustee information. This analysis forms the basis for our determination of whether the security will pay in accordance with the contractual cash flows.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses and OTTIs, are each reported separately as components of net income.

Derivative Instruments

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change, equity volatility and foreign currency risk. We also use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to living benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with original maturities of three months or less. As of December 31, 2010, $6.9 million of cash and cash equivalents was held as collateral by a third party related to our derivative transactions.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy’s classification. For individual participating life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders. In addition, an offset to deferred policy acquisition costs and accumulated other comprehensive income is recorded each period to the extent that had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

The projection of EGPs requires the use of various assumptions, estimates and judgments about the future. Future EGPs are projected for the estimated lives of the contracts. The assumptions developed as part of our annual process are based on our current best estimates of future events. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

The separate account fund performance assumption is critical to the development of the EGPs related to our variable annuity and variable life insurance businesses. As equity markets do not move in a systematic manner, we use a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future equity market growth rate assumption used for the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by short-term market fluctuations. The average long-term rate of assumed separate account fund performance used in estimating gross profits was 6.0% (after fund fees and mortality and expense charges) for the variable annuity business and 6.9% (after fund fees and mortality and expense charges) for the variable life business at both December 31, 2010 and 2009.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models together with actual experience. Actual gross profits that vary from management’s initial estimates in a given reporting period result in increases or decreases in the rate of amortization recorded in the period.

In addition to our quarterly reviews, we conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. Upon completion of these assumption reviews, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as projections within the death benefit and other insurance benefit reserving models. The deferred policy acquisition cost asset, the unearned revenue reserves and death benefit and other insurance benefit reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as “unlocking.” Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances. If the estimates of gross profits or margins cannot support the continued amortization or recovery of deferred policy acquisition costs, as was the case in 2010, the amortization of such costs is accelerated in the period in which the assumptions are changed, resulting in a charge to income.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in the existing policy projection, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. If revised EGPs based on new assumptions are lower, we would increase deferred policy acquisition cost amortization resulting in a reduction in the deferred policy acquisition cost asset. Favorable experience on key assumptions could result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Premises and Equipment

Premises and equipment, consisting primarily of our office building, are stated at cost less accumulated depreciation and amortization and are included in other assets. We depreciate buildings on the straight-line method over seven to 39 years and equipment on the straight-line method over three to seven years. We amortize leasehold improvements over the terms of the related leases or the useful life of the improvement, whichever is shorter.

Separate Account Assets and Liabilities

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

Policy Liabilities and Accruals

Policy liabilities and accruals include future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

Policyholder Deposit Funds

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract owner as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Demutualization and Closed Block

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Revenue Recognition

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders’ account balances and amortization of deferred policy acquisition costs.

Income Taxes

Income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital in the manner required by ASC 740, Income Taxes.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year’s income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and income tax carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with intraperiod allocation rules. We assess all significant tax positions to determine if a liability for uncertain tax position is necessary, and, if so, the impact on the current or deferred income tax balances. Also, if indicated, we recognize interest and/or penalties related to income taxes as a component of the income tax provision.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits generated by the Company will be provided when such loss or credit is utilized in the consolidated federal tax return. To the extent that these attributes are not utilized in the consolidated return prior to their expiration, but would otherwise have been able to be utilized by the Company on a separate company basis during the carryforward period, benefit will be provided in the year in which the attributes would have expired.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (“IRS”) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

3.

Business Combinations and Dispositions

PFG Holdings, Inc.

On January 4, 2010, we signed a definitive agreement to sell PFG Holdings, Inc. (“PFG”) and its subsidiaries, including AGL Life Assurance Company, to Tiptree Financial Partners, LP (“Tiptree”). Because of the divestiture, we determined that these operations are reflected as discontinued operations. The 2009 consolidated balance sheet has been presented with the gross assets and liabilities of discontinued operations in separate lines and the consolidated statements of income and comprehensive income have been presented with the net results from discontinued operations, shown after the results from continuing operations. We have reclassified prior period financial statements to conform to this change.

On June 23, 2010, the Company completed the divestiture of PFG and closed the transaction.

The definitive agreement contains a provision requiring the Company to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement. The Company intends to defend these matters vigorously.

Phoenix Life and Reassurance Company of New York

Included within the January 4, 2010 agreement with Tiptree was a provision for the purchase of Phoenix Life and Reassurance Company of New York (“PLARNY”) pending regulatory approval. On September 24, 2010, approval was obtained from the State of New York Insurance Department for Tiptree and PFG Holdings Acquisition Corporation to acquire PLARNY for an amount equal to its aggregate capital and surplus. The transaction closed on October 6, 2010. Because of the divestiture, these operations are reflected as discontinued operations. We have reclassified prior period financial statements to conform to this change.

4.

Demutualization and Closed Block

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in this mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

4.

Demutualization and Closed Block (continued)

Closed Block Assets and Liabilities:	As of December 31,
($ in millions)	2010	2009	Inception

Debt securities	$6,385.4	$6,305.1	$4,773.1
Equity securities	19.6	6.7	--
Mortgage loans	4.1	6.2	399.0
Venture capital partnerships	210.0	180.2	--
Policy loans	1,340.8	1,378.5	1,380.0
Other investments	125.5	142.8	--
Fair value option investments	16.0	--	--
Total closed block investments	8,101.4	8,019.5	6,552.1
Cash and cash equivalents	7.1	33.3	--
Accrued investment income	97.2	105.9	106.8
Receivables	62.5	53.3	35.2
Deferred income taxes	236.2	270.3	389.4
Other closed block assets	17.8	22.6	6.2
Total closed block assets	8,522.2	8,504.9	7,089.7
Policy liabilities and accruals	8,903.5	9,246.5	8,301.7
Policyholder dividends payable	263.3	297.8	325.1
Policy dividend obligation	339.0	--	--
Other closed block liabilities	73.6	57.9	12.3
Total closed block liabilities	9,579.4	9,602.2	8,639.1
Excess of closed block liabilities over closed block assets	$1,057.2	$1,097.3	$1,549.4

Closed Block Revenues and Expenses and Changes in	Cumulative	Years Ended
Policyholder Dividend Obligations:	From	December 31,
($ in millions)	Inception	2010	2009	2008
Closed block revenues
Premiums	$9,541.0	$590.2	$647.0	$719.3
Net investment income	5,923.2	502.3	457.8	523.1
Net realized investment losses	(235.0)	6.6	(43.8)	(124.4)
Total revenues	15,229.2	1,099.1	1,061.0	1,118.0
Policy benefits, excluding dividends	10,459.4	724.4	771.9	847.6
Other operating expenses	98.3	10.9	3.4	5.1
Total benefits and expenses, excluding policyholder dividends	10,557.7	735.3	775.3	852.7
Closed block contribution to income before dividends and income taxes	4,671.5	363.8	285.7	265.3
Policyholder dividends	(3,884.0)	(309.0)	(226.4)	(206.9)
Closed block contribution to income before income taxes	787.5	54.8	59.3	58.4
Applicable income tax expense	274.0	19.1	21.7	19.2
Closed block contribution to income	$513.5	$35.7	$37.6	$39.2

Policyholder dividend obligation
Policyholder dividends provided through earnings	$3,937.3	$309.0	$226.4	$206.9
Policyholder dividends provided through other comprehensive income	287.4	298.7	78.4	(128.0)
Additions to policyholder dividend liabilities	4,224.7	607.7	304.8	78.9
Policyholder dividends paid	(3,947.5)	(303.2)	(318.1)	(346.6)
Increase (decrease) in policyholder dividend liabilities	277.2	304.5	(13.3)	(267.7)
Policyholder dividend liabilities, beginning of year	325.1	297.8	311.1	578.8
Policyholder dividend liabilities, end of year	602.3	602.3	297.8	311.1
Policyholder dividends payable, end of year	(263.3)	(263.3)	(297.8)	(311.1)
Policyholder dividend obligation, end of year	$339.0	$339.0	$--	$--

As of December 31, 2010, the policyholder dividend obligation includes approximately $51.6 million for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization and also includes $287.4 million of net unrealized gains on investments supporting the closed block liabilities. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income.

5.

Reinsurance

We use reinsurance agreements to limit potential losses, reduce exposure to larger risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us. Since we bear the risk of nonpayment, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk. Due to the downgrade of Scottish Re, we closely monitored the situation and reassessed the recoverability of the reinsurance recoverable during 2010. As of December 31, 2010, we believe we have no material exposure to uncollected amounts from Scottish Re.

The following table lists our top five reinsurance relationships by reinsurance recoverable balance as of December 31, 2010. Also included is the A.M. Best rating of each reinsurer as of April 21, 2011.

Principal Life Reinsurers:	Reinsurance	Reinsurer’s
($ in millions)	Recoverable	A.M. Best
	Balances	Rating

RGA Reinsurance Company	$214.3	A	+
Swiss Reinsurance Group(1)	$164.0	A
AEGON USA(2)	$135.6	A	+
Scottish Re US Inc	$59.3	E
Munich American Reassurance Co	$56.2	A	+

———————

(1)

Swiss Reinsurance Group includes Swiss Re Life & Health America Inc and Reassure America Life Insurance Co.

(2)

Transamerica Financial Life and Transamerica Life Insurance are both subsidiaries of AEGON.

We cede risk to other insurers under various agreements that cover individual life insurance policies. The amount of risk ceded depends on our evaluation of the specific risk and applicable retention limits. As of December 31, 2010, our retention limit on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies. We also assume reinsurance from other insurers.

Direct Business and Reinsurance in Continuing Operations:	Years Ended December 31,
($ in millions)	2010	2009	2008

Direct premiums	$815.8	$887.0	$1,025.2
Premiums assumed from reinsureds	11.2	11.3	13.5
Premiums ceded to reinsurers	(207.0)	(214.1)	(272.8)
Premiums	$620.0	$684.2	$765.9
Percentage of amount assumed to net premiums	1.8%	1.7%	1.8%

Direct policy benefits incurred	$793.9	$695.6	$686.4
Policy benefits assumed from reinsureds	20.0	16.9	(5.3)
Policy benefits ceded to reinsurers	(224.3)	(133.2)	(205.1)
Policy benefits	$589.6	$579.3	$476.0

Direct life insurance in force	$133,612.1	$149,734.0	$160,403.3
Life insurance in force assumed from reinsureds	1,694.2	1,986.1	2,492.3
Life insurance in force ceded to reinsurers	(85,873.3)	(95,586.0)	(101,612.8)
Life insurance in force	$49,433.0	$56,134.1	$61,282.8
Percentage of amount assumed to net insurance in force	3.4%	3.5%	4.1%

Our reinsurance program cedes various types of risks to other reinsurers primarily under yearly renewable term and coinsurance agreements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

5.

Reinsurance (continued)

We cede the majority of mortality risk on most new issues of term insurance. Effective October 1, 2009, PHL Variable Insurance Company and Phoenix Life and Annuity Company coinsured all the benefit risks, net of existing reinsurance, on the previously unreinsured portion of their term life business in force.

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders, withdrawals and policyholder dividends and other items, which total $908.8 million, $927.1 million and $1,091.3 million, net of reinsurance, for the years ended December 31, 2010, 2009 and 2008.

Trust agreements and irrevocable letters of credit aggregating $56.5 million at December 31, 2010 have been arranged with commercial banks in favor of us to collateralize the ceded reserves. This includes $5.2 million of irrevocable letters of credit related to our discontinued group accident and health reinsurance operations.

We assume and cede business related to our discontinued group accident and health reinsurance operations. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts. See Note 21 to these financial statements for more information.

6.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs:	Years Ended December 31,
($ in millions)	2010	2009	2008

Policy acquisition costs deferred	$27.0	$67.6	$339.6
Costs amortized to expenses:
Recurring costs	(300.4)	(266.4)	(431.8)
Realized investment gains (losses)	2.2	5.8	25.8
Offsets to net unrealized investment gains or losses included in accumulated other comprehensive income(1)	(198.9)	(603.6)	709.3
Cumulative effect of adoption of new guidance	(1.6)	11.9	--
Other	--	(7.6)	(0.5)
Change in deferred policy acquisition costs	(471.7)	(792.3)	642.4
Deferred policy acquisition costs, beginning of year	1,916.0	2,708.3	2,065.9
Deferred policy acquisition costs, end of year	$1,444.3	$1,916.0	$2,708.3

———————

(1)

An offset to deferred policy acquisition costs and accumulated other comprehensive income is recorded each period to the extent that, had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

We amortize deferred policy acquisition costs and based on the related policy’s classification. For individual participating life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs.

The projection of EGPs requires the use of various assumptions, estimates and judgments about the future. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

We conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. Upon completion of these assumption reviews, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of EGPs in the deferred policy acquisition cost and unearned revenue amortization models, as well as projections within the death benefit and other insurance benefit reserving models. The deferred policy acquisition cost asset, the unearned revenue reserves and death benefit and other insurance benefit reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as “unlocking.”

6.

Deferred Policy Acquisition Costs (continued)

Upon completion of a study during the third quarter of 2010, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included surrenders, lapse experience, net investment income, and premium funding. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. The greatest impact of the unlocking was on the universal life line of business, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization of $36.6 million. This impact was primarily driven by increased lapses in portions of our universal life business and the impact of the low interest rate environment. Annuities and variable universal life lines of business had increases in amortization of $8.2 million and $1.6 million, respectively.

Upon completion of a study during the fourth quarter of 2009, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, cost of insurance charges, policy maintenance expenses, lapse experience, expense, net investment income. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. Additionally, we updated the lapse rate assumptions for annuities, decreasing the rates for variable annuities while increasing them for fixed annuities. We reflected a change in the cost of insurance rates for certain single life universal life policies, effective April 1, 2010, resulting in an increase in overall projected gross profits or margins. We also reflected the lower interest earned in investments, consistent with recent experience. These changes resulted in an increase in overall deferred policy acquisition cost amortization of $42.5 million.

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of death benefit and other insurance benefit reserves for the guaranteed minimum death benefit (“GMDB”) and guaranteed minimum income benefit (“GMIB”) riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $116.8 million and an increase in the GMIB and GMDB reserves of $11.3 million and $3.4 million, respectively. The UL/VUL lines had a decrease of $19.9 million to pre-tax net income due to unlocking. For the traditional life line the effects of these adjustments resulted in an increase in deferred policy acquisition cost amortization of $32.4 million.

7.

Policy Liabilities and Accruals

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and interest credited to their fund balances, which range from 1.4% to 5.0% as of December 31, 2010, less administrative and mortality charges.

Participating Life Insurance

Participating life insurance in force was 19.9% and 19.2% of the face value of total individual life insurance in force at December 31, 2010 and 2009, respectively.

8.

Investing Activities

Debt and Equity Securities

See Note 11 to these financial statements for information on available-for-sale debt and equity securities pledged as collateral.

Fair Value and Cost of Debt and Equity Securities:	As of December 31,
($ in millions)	2010		2009
	Fair Value	Cost	Fair Value	Cost

U.S. government and agency	$715.8	$680.3	$496.0	$487.0
State and political subdivision	218.7	217.7	178.8	180.5
Foreign government	170.5	150.8	169.7	148.8
Corporate	5,927.8	5,645.6	5,828.8	5,862.7
Commercial mortgage-backed	1,148.4	1,124.5	985.3	1,035.1
Residential mortgage-backed	1,992.3	2,036.7	2,085.9	2,239.8
CDO/CLO	249.0	296.5	255.2	344.6
Other asset-backed	430.0	431.0	281.5	304.2
Available-for-sale debt securities	$10,852.5	$10,583.1	$10,281.2	$10,602.7

Amounts applicable to the closed block	$6,385.4	$6,106.0	$6,305.1	$6,340.4

Available-for-sale equity securities	$47.5	$28.7	$25.2	$24.4

Amounts applicable to the closed block	$19.6	$11.8	$6.7	$6.9

Unrealized Gains and Losses from	As of December 31,
General Account Securities:	2010		2009
($ in millions)	Gains	Losses	Gains	Losses

U.S. government and agency	$43.0	$(7.5)	$26.8	$(17.8)
State and political subdivision	5.5	(4.5)	4.0	(5.7)
Foreign government	20.1	(0.4)	21.0	(0.1)
Corporate	420.1	(137.9)	240.7	(274.6)
Commercial mortgage-backed	49.4	(25.5)	22.1	(71.9)
Residential mortgage-backed	45.6	(90.0)	30.6	(184.5)
CDO/CLO	7.7	(55.2)	1.9	(91.3)
Other asset-backed	7.8	(8.8)	2.4	(25.1)
Debt securities gains (losses)	$599.2	$(329.8)	$349.5	$(671.0)
Debt securities net gains (losses)	$269.4			$(321.5)

Equity securities gains (losses)	$19.5	$(0.7)	$1.2	$(0.4)
Equity securities net gains	$18.8		$0.8

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in the consolidated balance sheet as a component of accumulated other comprehensive income (loss) (“AOCI”). The table below presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component (separate category of AOCI) and the subsequent changes in fair value.

8.

Investing Activities (continued)

Fixed Maturity Securities on which an OTTI Loss has been Recognized, by Type:	As of December 31,
($ in millions)	2010(1)	2009(1)

U.S. government and agency	$--	$--
State and political subdivision	--	--
Foreign government	--	--
Corporate	(5.4)	(4.1)
Commercial mortgage-backed	(18.7)	(4.1)
Residential mortgage-backed	(72.2)	(39.7)
CDO/CLO	(19.9)	(32.9)
Other asset-backed	--	--
Fixed maturity non-credit losses in AOCI	$(116.2)	$(80.8)

———————

(1)

Represents the amount of non-credit OTTI losses recognized in AOCI which excludes net unrealized losses on impaired securities. This was made effective as of January 1, 2009.

Aging of Temporarily Impaired	As of December 31, 2010
General Account Securities:	Less than 12 months		Greater than 12 months		Total
($ in millions)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$33.3	$(0.5)	$40.0	$(7.0)	$73.3	$(7.5)
State and political subdivision	50.4	(1.3)	10.9	(3.2)	61.3	(4.5)
Foreign government	6.8	(0.4)	--	--	6.8	(0.4)
Corporate	304.7	(14.0)	636.6	(123.9)	941.3	(137.9)
Commercial mortgage-backed	114.3	(4.1)	65.1	(21.4)	179.4	(25.5)
Residential mortgage-backed	239.8	(7.1)	466.9	(82.9)	706.7	(90.0)
CDO/CLO	0.7	--	178.8	(55.2)	179.5	(55.2)
Other asset-backed	135.1	(1.5)	51.7	(7.3)	186.8	(8.8)
Debt securities	$885.1	$(28.9)	$1,450.0	$(300.9)	$2,335.1	$(329.8)
Equity securities	5.4	(0.2)	0.5	(0.5)	5.9	(0.7)
Total temporarily impaired securities	$890.5	$(29.1)	$1,450.5	$(301.4)	$2,341.0	$(330.5)

Amounts inside the closed block	$461.7	$(15.3)	$647.2	$(110.7)	$1,108.9	$(126.0)

Amounts outside the closed block	$428.8	$(13.8)	$803.3	$(190.7)	$1,232.1	$(204.5)

Amounts outside the closed block that are below investment grade	$29.2	$(3.2)	$295.7	$(113.5)	$324.9	$(116.7)

Number of securities		445		674		1,119

Unrealized losses on below investment grade debt securities outside the closed block with a fair value of less than 80% of amortized cost totaled $99.3 million at December 31, 2010. Of this amount, $90.9 million was below 80% of amortized cost for more than 12 months.

Unrealized losses on below investment grade debt securities held in the closed block with a fair value of less than 80% of amortized cost totaled $31.3 million at December 31, 2010. Of this amount, $23.1 million was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2010 because each of these securities had performed, and was expected to perform, in accordance with its original contractual terms and because it was more likely than not that we would not be required to sell it before recovery.

8.

Investing Activities (continued)

Aging of Temporarily Impaired	As of December 31, 2009
General Account Securities:	Less than 12 months		Greater than 12 months		Total
($ in millions)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$42.6	$(1.4)	$51.1	$(16.4)	$93.7	$(17.8)
State and political subdivision	22.9	(0.2)	42.3	(5.5)	65.2	(5.7)
Foreign government	7.9	(0.1)	--	--	7.9	(0.1)
Corporate	298.5	(22.5)	1,423.3	(252.1)	1,721.8	(274.6)
Commercial mortgage-backed	112.3	(1.5)	297.5	(70.4)	409.8	(71.9)
Residential mortgage-backed	491.5	(14.6)	694.0	(169.9)	1,185.5	(184.5)
CDO/CLO	16.7	(8.3)	223.0	(83.0)	239.7	(91.3)
Other asset-backed	62.7	(0.4)	135.4	(24.7)	198.1	(25.1)
Debt securities	$1,055.1	$(49.0)	$2,866.6	$(622.0)	$3,921.7	$(671.0)
Equity securities	0.9	--	0.6	(0.4)	1.5	(0.4)
Total temporarily impaired securities	$1,056.0	$(49.0)	$2,867.2	$(622.4)	$3,923.2	$(671.4)

Amounts inside the closed block	$498.5	$(25.5)	$1,473.5	$(264.6)	$1,972.0	$(290.1)

Amounts outside the closed block	$557.5	$(23.5)	$1,393.7	$(357.8)	$1,951.2	$(381.3)

Amounts outside the closed block that are below investment grade	$39.8	$(11.4)	$411.0	$(169.0)	$450.8	$(180.4)

Number of securities		355		1,333		1,688

Unrealized losses on below investment grade debt securities outside the closed block with a fair value of less than 80% of amortized cost totaled $155.0 million at December 31, 2009. Of this amount, $134.1 million was below 80% of amortized cost for more than 12 months.

Unrealized losses on below investment grade debt securities held in the closed block with a fair value of less than 80% of amortized cost totaled $68.0 million at December 31, 2009. Of this amount, $55.4 million was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2009 because each of these securities had performed, and was expected to perform, in accordance with its original contractual terms and because it was more likely than not that we would not be required to sell it before recovery.

Maturities of General Account Debt Securities:	Maturities at
($ in millions)	Fair Value

Due in one year or less	$0.5
Due after one year through five years	2,192.9
Due after five years through ten years	2,807.6
Due after ten years	5,851.5
Total	$10,852.5

The maturities of general account debt securities, as of December 31, 2010, are summarized in the table above by contractual sinking fund payment and maturity. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell certain obligations back to the issuers.

8.

Investing Activities (continued)

Other-than-Temporary Impairments

A credit-related loss impairment for structured securities is determined by calculating the present value of the expected credit losses on a given security’s coupon and principal cash flows until maturity. All other fixed income securities are written down to fair value. The impairment amount is separated into the amount related to credit losses, which is recorded as a charge to net realized investment losses included in our earnings, and the amount related to all other factors, which is recognized in other comprehensive income. The non-credit related loss component is equal to the difference between the fair value of a security and its impaired carrying value.

Management exercised significant judgment with respect to certain securities in determining whether impairments are temporary or other than temporary. At December 31, 2010, this included debt securities with $70.7 million of gross unrealized losses of 50% or more for which no OTTI was ultimately indicated. In reaching its conclusions, management used a number of issuer-specific quantitative indicators and qualitative judgments to access the probability of receiving a given security’s contractual cash flows. This included the issue’s implied yield to maturity, cumulative default rate based on rating, comparisons of issue-specific spreads to industry or sector spreads, specific trading activity in the issue, and other market data such as recent debt tenders and upcoming refinancing requirements. Management also reviewed fundamentals such as issuer credit and liquidity metrics, business outlook and industry conditions. Management does not have the intention to sell nor does it expect to be required to sell these securities. Management maintains a watch list of securities that is reviewed for impairments. Each security on the watch list was evaluated, analyzed and discussed, with the positive and negative factors weighed in the ultimate determination of whether or not the security was other-than-temporarily impaired.

In determining that the securities giving rise to the previously mentioned unrealized losses were not other-than-temporarily impaired, we considered and evaluated the factors cited above. In making these evaluations, we exercised considerable judgment. Accordingly, there can be no assurance that actual results will not differ from our judgments and that such differences may require the future recognition of OTTI charges that could have a material effect on our financial position and results of operations. In addition, the value of, and the realization of any loss on, a debt security or equity security is subject to numerous risks, including interest rate risk, market risk, credit risk and liquidity risk. The magnitude of any loss incurred by us may be affected by the relative concentration of our investments in any one issuer or industry. We have established specific policies limiting the concentration of our investments in any single issuer and industry and believe our investment portfolio is prudently diversified.

Debt Securities

Fixed maturity OTTIs recorded in 2010 were concentrated in structured securities. These impairments were driven primarily by significant rating downgrades and increased collateral default rates. In our judgment, these credit events or other adverse conditions of the issuers have caused, or will most likely lead to, a deficiency in the contractual cash flows related to the investment. Therefore, based upon these credit events, we have determined that OTTIs exist. Total debt impairments recognized through earnings related to such credit-related circumstances were $48.3 million in 2010 and $91.6 million in 2009.

In addition to these credit-related impairments recognized through earnings, we impaired securities to fair value through other comprehensive loss for any impairments related to non-credit related factors. These types of impairments were driven primarily by market or sector credit spread widening or by a lack of liquidity in the securities. The amount of impairments recognized as an adjustment to other comprehensive loss due to these factors was $55.5 million in 2010 and $93.1 million in 2009.

Prospectively, we will account for the OTTI security as if the debt security had been purchased on the impairment date, using an amortized cost basis equal to the previous cost basis less the amount of the credit loss impairment. We will continue to estimate the present value of future cash flows expected and, if significantly greater than the new cost basis, accrete the difference as interest income.

8.

Investing Activities (continued)

The following table rolls forward the amount of credit losses recognized in earnings on debt securities held at the beginning of the period, for which a portion of the OTTI was also recognized in other comprehensive income.

Credit Losses Recognized in Earnings on Debt Securities for	Years Ended December 31,
which a Portion of the OTTI Loss was Recognized in OCI:	2010	2009
($ in millions)
Balance, beginning of period	$(44.4)	$(41.6)
Add: Credit losses on OTTIs not previously recognized	(17.1)	(39.4)
Less: Credit losses on securities sold	11.4	45.4
Less: Credit losses on securities impaired due to intent to sell	--	--
Add: Credit losses on previously impaired securities	(21.0)	(8.8)
Less: Credit losses upon adoption of ASC 815	10.7	--
Less: Increases in cash flows expected on previously impaired securities	--	--
Balance, end of period	$(60.4)	$(44.4)

Venture Capital Partnerships

The following table presents investments in limited partnerships interests. We make contributions to partnerships under existing or new funding commitments.

Investment Activity in Venture Capital Partnerships:	Years Ended December 31,
($ in millions)	2010	2009	2008

Contributions	$31.6	$29.5	$49.5
Equity in earnings (loss) of partnerships	24.5	(25.6)	(4.5)
Distributions	(24.7)	(15.3)	(18.3)
Change in venture capital partnerships	31.4	(11.4)	26.7
Venture capital partnership investments, beginning of year	188.6	200.0	173.3
Venture capital partnership investments, end of year	$220.0	$188.6	$200.0

Amounts applicable to the closed block	$210.0	$180.2	$188.5

Other Investments

Other Investments:	As of December 31,
($ in millions)	2010	2009

Transportation and other equipment leases	$28.1	$47.6
Mezzanine partnerships	187.5	176.2
Affordable housing partnerships	6.3	8.7
Derivative instruments (Note 12)	136.9	116.6
Real estate	2.3	34.9
Other partnership interests(1)	123.6	111.2
Other interests	24.6	32.1
Mortgage loans	4.1	8.9
Other investments	$513.4	$536.2

Amounts applicable to the closed block	$125.5	$142.8

———————

(1)

Represents primarily private equity partnerships, hedge funds and direct equity investments.

Statutory Deposits

Pursuant to certain statutory requirements, as of December 31, 2010, our Life Companies had on deposit securities with a fair value of $48.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

8.

Investing Activities (continued)

Net Investment Income

Sources of Net Investment Income:	Years Ended December 31,
($ in millions)	2010	2009	2008

Debt securities	$601.4	$647.6	$717.9
Equity securities	2.4	0.4	4.3
Mortgage loans	0.5	0.7	1.0
Venture capital partnerships	24.5	(25.9)	(4.7)
Policy loans	171.7	183.6	187.0
Other investments	47.6	(14.1)	13.6
Fair value option investments	7.2	1.5	(7.6)
Other income	1.7	3.3	3.8
Cash and cash equivalents	0.1	0.3	6.1
Total investment income	857.1	797.4	921.4
Discontinued operations	(5.0)	(4.8)	(6.6)
Investment expenses	(16.5)	(15.5)	(20.3)
Net investment income, general account investments	835.6	777.1	894.5
Debt and equity securities pledged as collateral (Note 11)	--	--	7.9
Net investment income	$835.6	$777.1	$902.4

Amounts applicable to closed block	$502.3	$457.8	$523.1

Net Realized Investment Gains (Losses)

Sources and Types of Net Realized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2010	2009	2008

Total other-than-temporary debt impairments	$(103.8)	$(184.7)	$--
Portion of loss recognized in other comprehensive income	55.5	93.1	--
Net debt impairments recognized in earnings	$(48.3)	$(91.6)	$--

Debt security impairments	$(48.3)	$(91.6)	$(224.0)
Equity security impairments	(0.6)	(5.2)	(2.7)
Other investments impairments	--	(10.2)	(16.0)
Debt and equity securities pledged as collateral impairments	--	--	(2.3)
Impairment losses	(48.9)	(107.0)	(245.0)
Debt security transaction gains	60.9	38.3	8.1
Debt security transaction losses	(15.8)	(64.1)	(17.8)
Equity security transaction gains	--	2.2	13.4
Equity security transaction losses	--	--	(42.9)
Mortgage loan transaction gains (losses)	--	--	(0.1)
Venture capital partnership transaction gains (losses)	(0.3)	(3.6)	(3.0)
Real estate transaction gains	--	--	2.4
Real estate transaction losses	--	--	--
Debt and equity securities pledged as collateral gains	--	--	2.2
Debt and equity securities pledged as collateral losses	--	--	--
Other investments transaction gains	(1.2)	1.3	--
Other investments transaction losses	--	--	(1.0)
CDO deconsolidation	--	57.0	--
Net transaction gains (losses)	43.6	31.1	(38.7)
Realized gains (losses) on derivative assets and liabilities	(7.9)	(31.0)	6.3
Net realized investment gains (losses), excluding impairment losses	35.7	0.1	(32.4)
Net realized investment losses, including impairment losses	$(13.2)	$(106.9)	$(277.4)

8.

Investing Activities (continued)

Unrealized Investment Gains (Losses)

Sources of Changes in Net Unrealized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2010	2009	2008

Debt securities	$580.7	$1,360.2	$(1,545.2)
Equity securities	18.0	(0.3)	(31.4)
Debt and equity securities pledged as collateral	--	--	(2.3)
Other investments	9.6	5.4	(2.9)
Net unrealized investment losses	$608.3	$1,365.3	$(1,581.8)

Net unrealized investment losses	$608.3	$1,365.3	$(1,581.8)
Applicable policyholder dividend obligation	(298.7)	(78.4)	128.0
Applicable deferred policy acquisition cost	(198.9)	(603.6)	709.3
Applicable deferred income tax	(24.9)	(154.3)	213.0
Offsets to net unrealized investment losses	(522.5)	(836.3)	1,050.3
Net unrealized investment gains (losses) included in other comprehensive income (Note 15)	$85.8	$529.0	$(531.5)

Investing Cash Flows

Investment Purchases, Sales, Repayments and Maturities:	Years Ended December 31,
($ in millions)	2010	2009	2008

Debt security purchases	$(6,585.2)	$(7,558.7)	$(4,737.8)
Equity security purchases	(7.2)	(5.3)	(85.2)
Venture capital partnership investments	(31.6)	(29.1)	(49.5)
Other investments purchases	(178.8)	(220.8)	(440.2)
Investment purchases	$(6,802.8)	$(7,813.9)	$(5,312.7)

Debt securities sales	$5,312.6	$6,804.7	$3,937.3
Debt securities maturities and repayments	1,266.4	1,487.5	1,182.2
Equity security sales	0.6	2.3	172.1
Mortgage loan maturities and principal repayments	5.0	2.6	3.9
Venture capital partnership capital distributions	24.7	15.4	18.3
Real estate and other investments sales	160.6	106.7	400.7
Investment sales, repayments and maturities	$6,769.9	$8,419.2	$5,714.5

Non-Consolidated Variable Interest Entities

Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as VIEs. We perform ongoing assessments of our investments in VIEs to determine whether we have a controlling financial interest in the VIE and therefore would be considered to be the primary beneficiary. An entity would be considered a primary beneficiary and be required to consolidate a VIE when the entity has both the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses, or right to receive benefits, that could potentially be significant to the VIE. We reassess our VIE determination with respect to an entity on an ongoing basis.

We are involved with various entities that are deemed to be VIEs primarily as a passive investor in private equity limited partnerships and through direct investments, in which we are not related to the general partner. These investments are accounted for under the equity method of accounting and are included in other invested assets category of the balance sheet. The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which we are not the primary beneficiary.

8.

Investing Activities (continued)

Carrying Value of Assets and Liabilities	December 31, 2010			December 31, 2009
and Maximum Exposure Loss Relating			Maximum			Maximum
to Variable Interest Entities:			Exposure			Exposure
($ in millions)	Assets	Liabilities	to Loss	Assets	Liabilities	to Loss

Limited partnerships	$550.4	$--	$550.4	$557.8	$--	$557.8
Direct equity investments	17.4	--	17.4	9.4	--	9.4
Receivable(1)	6.8	--	6.8	11.4	--	11.4
Total	$574.6	$--	$574.6	$578.6	$--	$578.6

———————

(1)

In connection with the sale of certain venture capital partnerships, Phoenix Life issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. See Note 17 to these financial statements for additional information regarding such commitments.

The asset value of our investments in VIEs (based upon sponsor values and financial statements of the individual entities) for which we are not the primary beneficiary was $574.6 million as of December 31, 2010. Our maximum exposure to loss related to these non-consolidated VIEs is limited to the amount of our investment.

Issuer and Counterparty Credit Exposure

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivatives contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Maximum exposure to an issuer or derivative counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. We have an overall limit on below investment grade rated issuer exposure. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher.

As of December 31, 2010, we held derivative assets, net of liabilities, with a fair value of $125.7 million. Derivative credit exposure was diversified with seven different counterparties. We also had debt securities of these issuers with a carrying value of $95.2 million. Our maximum amount of loss due to credit risk with these issuers was $220.9 million. See Note 12 to these financial statements for more information regarding derivatives.

9.

Financing Activities

Indebtedness

Indebtedness at Carrying Value:	As of December 31,
($ in millions)	2010	2009

7.15% surplus notes	$174.1	$174.1
Total indebtedness	$174.1	$174.1

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $0.9 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the “make-whole” redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities.

9.

Financing Activities (continued)

Interest Expense on Indebtedness:	Years Ended December 31,
($ in millions)	2010	2009	2008

Interest expense incurred	$12.5	$12.5	$12.5
Interest paid	$12.5	$12.5	$12.5

Future minimum annual principal payments on indebtedness as of December 31, 2010 are $175.0 million in 2034.

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in fee income. In 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

Variable Annuities

Many of our variable annuity contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

•

Liabilities associated with the GMDB are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

•

Liabilities associated with the GMIB are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

Separate Account Investments of Account Balances of Contracts with Guarantees:	As of December 31,
($ in millions)	2010	2009

Debt securities	$737.4	$661.2
Equity funds	2,266.4	2,244.6
Other	95.9	99.5
Total	$3,099.7	$3,005.3

Changes in Guaranteed Liability Balances:	Year Ended
($ in millions)	December 31, 2010
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2010	$5.1	$16.3
Incurred	4.6	1.8
Paid	(5.1)	--
Liability balance as of December 31, 2010	$4.6	$18.1

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Changes in Guaranteed Liability Balances:	Year Ended
($ in millions)	December 31, 2009
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2009	$9.9	$22.1
Incurred	5.4	(5.8)
Paid	(10.2)	--
Liability balance as of December 31, 2009	$5.1	$16.3

Changes in Guaranteed Liability Balances:	Year Ended
($ in millions)	December 31, 2008
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2008	$3.2	$5.9
Incurred	11.7	16.2
Paid	(5.0)	--
Liability balance as of December 31, 2008	$9.9	$22.1

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits, excluding policyholder dividends, on our statement of income. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (“GMWB”), a guaranteed minimum accumulation benefit (“GMAB”), a guaranteed pay-out annuity floor (“GPAF”) and a combination rider (“COMBO”).

The GMWB rider guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract owner with a minimum accumulation of the contract owner’s purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The COMBO rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder’s option.

The GMWB, GMAB, GPAF and COMBO represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB, GPAF and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2010 and 2009, there was no reinsurance of the aggregate account value with the GMWB, GMAB, GPAF and COMBO features. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We hedge our GMAB and GMWB exposure using equity options, equity futures, swaps and swaptions. These investments are included in other investments on our balance sheet. Embedded derivative liabilities for GMWB, GMAB, GPAF and COMBO are shown in the table below. There were no benefit payments made for the GMWB and GMAB during 2010 and 2009. There were benefit payments made of $0.4 million and $0.6 million for GPAF during 2010 and 2009, respectively.

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Embedded Derivative Liabilities:	As of December 31,
($ in millions)	2010	2009

GMWB	$(1.7)	$3.8
GMAB	13.3	20.1
GPAF	3.0	2.2
COMBO	(0.6)	(0.6)
Index credits	(0.1)	--
Total embedded derivatives	$13.9	$25.5

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

Additional Insurance Benefits:		Net Amount	Average
($ in millions)	Account	at Risk after	Attained Age
	Value	Reinsurance	of Annuitant

GMDB return of premium	$1,032.9	$19.2	61
GMDB step up	1.614.1	89.5	62
GMDB earnings enhancement benefit (EEB)	47.3	0.3	61
GMDB greater of annual step up and roll up	32.1	7.7	65
Total GMDB at December 31, 2010	$2,726.4	$116.7

Combination Rider	$11.2		60
GMAB	440.3		56
GMIB	528.4		62
GMWB	617.0		61
GPAF	16.1		76
Total at December 31, 2010	$1,613.0

Additional Insurance Benefits:		Net Amount	Average
($ in millions)	Account	at Risk after	Attained Age
	Value	Reinsurance	of Annuitant

GMDB return of premium	$1,097.4	$58.6	60
GMDB step up	1,611.8	222.9	61
GMDB earnings enhancement benefit (EEB)	49.2	1.4	61
GMDB greater of annual step up and roll up	32.8	10.0	64
Total GMDB at December 31, 2009	$2,791.2	$292.9

Combination Rider	$10.4		58
GMAB	417.9		55
GMIB	525.8		61
GMWB	592.6		60
GPAF	18.9		75
Total at December 31, 2009	$1,565.6

With the return of premium the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner’s attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

With the EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With the greater of annual step up and annual roll up, the death benefit is the greatest of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner’s attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Universal Life

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2010 and 2009, we held additional universal life benefit reserves in accordance with death benefit and other insurance benefit reserves of $105.0 million and $89.4 million, respectively.

11.

Investments Pledged as Collateral and Non-recourse Collateralized Obligations

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. The collateralized obligation trusts reside in bankruptcy remote special purpose entities for which we provide neither recourse nor guarantees. We consolidated two collateralized obligation trusts as of December 31, 2008 and had no direct investment in the two consolidated collateralized obligation trusts. As a result of management’s decision in the first quarter of 2009 to legally assign Virtus as the collateral manager, we performed an analysis of both of these CDOs and determined that we were no longer the primary beneficiary. Accordingly, we deconsolidated these two CDOs effective January 1, 2009, resulting in an increase to shareholders’ equity of $88.8 million for the year ended December 31, 2009, of which $57.0 million was recorded as a realized gain and $31.8 million was reflected as other comprehensive income, effectively reversing losses recorded in earnings and other comprehensive income in prior years. We earned investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $0.4 million for the year ended December 31, 2008 related to these consolidated obligation trusts.

The amount of collateralized debt obligation-related derivative cash flow hedge ineffectiveness recognized through earnings for the year ended December 31, 2008 was $0.3 million. See Note 8 to these financial statements for information on realized investment losses related to these collateralized debt obligations.

Effect of Consolidation (Deconsolidation) of	As of and for the
Collateralized Obligation Trusts:	Years Ended December 31,
($ in millions)	2009	2008

Increase (decrease) in net income	$57.0	$(4.2)
Increase (reduction) to stockholders’ equity	$88.8	$(88.8)

The impact to net income in 2009 represents the realized gain recognized upon the deconsolidation of the CDOs in 2009. The above credits (charges) to net income (loss) and stockholder’s equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts.

12.

Derivative Instruments

Derivative instruments

We use derivatives to manage certain risks in our general account portfolio as well as our insurance liabilities. Our derivatives generally do not qualify for hedge accounting treatment and are stated at fair value (market value) with changes in valuation reported in net realized capital gains/losses. Derivatives that are designated as hedges for accounting purposes are also stated at fair value. However, changes in the fair value of such derivatives are recorded in other comprehensive income, or net income, depending on the nature and effectiveness of the hedge. The Company seeks to enter into over-the-counter (“OTC”) derivative transactions pursuant to master agreements that provide for a netting of payments and receipts with a single counterparty. As of December 31, 2010, $6.9 million of cash and cash equivalents was held as collateral by a third party related to our derivative transactions.

Derivative Instruments Held in			As of December 31,
General Account:			2010		2009
($ in millions)	Notional
	Amount	Maturity	Asset	Liability	Asset	Liability
Non-Hedging Derivative Instruments
Interest rate swaps	$87.0	2017-2018	$3.6	$2.5	$1.7	$0.5
Variance swaps	0.9	2015-2017	--	0.6
Swaptions	44.0	2011	4.8	--	6.0	--
Put options	448.0	2014-2024	83.3	--	90.9	--
Call options	34.8	2011-2015	11.2	6.0	5.3	0.8
Futures contracts	58.3	2011	34.0	2.0	12.0	--
	673.0		136.9	11.1	115.9	1.3
Hedging Derivative Instruments
Cross currency swaps	15.0	2012-2016	--	0.1	0.7	1.5
	15.0		--	0.1	0.7	1.5
Total derivative instruments	$688.0		$136.9	$11.2	$116.6	$2.8

Interest Rate Swaps

We maintain an overall interest rate risk management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

Interest Rate Options

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

12.

Derivative Instruments (continued)

Equity Index Options

We use the following derivative contracts to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

•

Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

•

Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

•

Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated OTC options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded OTC with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars.

Contingent Features

Derivative counterparty agreements contain certain provisions that require our insurance companies’ financial strength rating to be above a certain threshold. If our financial strength ratings were to fall below a specified rating threshold, certain derivative counterparties could request immediate payment or demand immediate and ongoing full collateralization on derivative instruments in net liability positions, or even trigger a termination of existing derivatives and/or future derivative transactions.

In a couple of derivative counterparty agreements, our financial strength ratings remain below the specified threshold levels as a result of a rating downgrade in early 2009. However, the Company held no derivative instruments as of December 31, 2010 in a net liability position payable to any counterparty (i.e., such derivative instruments have fair values in a net asset position payable to the Company if such holdings were liquidated).

13.

Fair Value of Financial Instruments

ASC 820-10 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

13.

Fair Value of Financial Instruments (continued)

ASC 820-10 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds and exchange-traded equities.

•

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include government-backed mortgage products, certain collateralized mortgage and debt obligations and certain high-yield debt securities.

•

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers’ prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the financial instruments carried at fair value by ASC 820-10 valuation hierarchy (as described above).

Fair Values of Financial Instruments by Level:	As of December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$343.5	$372.3	$--	$715.8
State and political subdivision	--	218.7	--	218.7
Foreign government	--	170.5	--	170.5
Corporate	--	5,659.9	267.9	5,927.8
Commercial mortgage-backed	--	1,092.1	56.3	1,148.4
Residential mortgage-backed	--	1,941.7	50.6	1,992.3
CDO/CLO	--	--	249.0	249.0
Other asset-backed	--	362.0	68.0	430.0
Available-for-sale equity securities	0.7	0.5	46.3	47.5
Derivative assets	--	136.9	--	136.9
Separate account assets	4,294.4	77.2	--	4,371.6
Fair value option investments	--	37.3	38.2	75.5
Total assets	$4,638.6	$10,069.1	$776.3	$15,484.0
Liabilities
Derivative liabilities	$--	$11.2	$13.9	$25.1
Total liabilities	$--	$11.2	$13.9	$25.1

———————

(1)

Excludes $37.9 million in limited partnerships and real estate investments accounted for on the equity method as well as $7.3 million in cash and cash equivalents and money market funds.

There were transfers of $123.7 million of Level 1 assets to Level 2 during the year ended December 31, 2010. These assets were transferred to Level 2 as they no longer definitively qualified as Level 1 securities as their underlying characteristics were not identical to assets being traded in active markets.

13.

Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of December 31, 2009
($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$170.4	$325.6	$--		$496.0
State and political subdivision	--	178.8	--		178.8
Foreign government	--	169.7	--		169.7
Corporate	--	5,545.2	283.6		5,828.8
Commercial mortgage-backed	127.7	801.1	56.5		985.3
Residential mortgage-backed	8.1	1,959.3	118.5		2,085.9
CDO/CLO	--	--	255.2		255.2
Other asset-backed	--	196.7	84.8		281.5
Available-for-sale equity securities	1.0	5.0	19.2		25.2
Derivative assets	--	116.6	--		116.6
Separate account assets	4,287.2	84.6	--		4,371.8
Fair value option investments	--	35.8	--		35.8
Total assets	$4,594.4	$9,418.4	$817.8		$14,830.6
Liabilities				$
Derivative liabilities	$--	$2.8	$25.5		$28.3
Total liabilities	$--	$2.8	$25.5		$28.3

———————

(1)

Excludes $34.8 million in limited partnerships and real estate investments accounted for on the equity method as well as $11.5 million in cash and cash equivalents and money market funds.

Available-for-sale debt securities as of December 31, 2010 and 2009 are reported net of $41.4 million and $67.3 million of Level 2 investments included in discontinued assets on our balance sheet related to discontinued reinsurance operations.

Separate account assets as of December 31, 2009 are reported net of $3,423.6 million of Level 1 investments included in discontinued assets on our balance sheet related to PFG.

Carrying Amounts and Fair Values	As of December 31,
of Financial Instruments:	2010		2009
($ in millions)	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

Cash and cash equivalents	$113.9	$113.9	$254.2	$254.2
Available-for-sale debt securities	10,852.5	10,852.5	10,281.2	10,281.2
Available-for-sale equity securities	47.5	47.5	25.2	25.2
Separate account assets	4,416.8	4,416.8	4,418.1	4,418.1
Mortgage loans	4.1	4.1	8.9	8.9
Derivative financial instruments	136.9	136.9	116.6	116.6
Fair value option investments	75.5	75.5	35.8	35.8
Financial assets	$15,647.2	$15,647.2	$15,140.0	$15,140.0

Investment contracts	$1,494.1	$1,510.5	$1,342.7	$1,358.6
Indebtedness	174.1	101.5	174.1	82.2
Separate account liabilities	4,416.8	4,416.8	4,418.1	4,418.1
Derivative financial instruments	25.1	25.1	28.3	28.3
Financial liabilities	$6,110.1	$6,053.9	$5,963.2	$5,887.2

Election of the fair value option allows current earnings recognition and is more consistent with management’s view of these securities’ underlying economics. Changes in the fair value of these assets are included in net investment income.

Pursuant to ASC 815, Derivatives and Hedging, adopted on July 1, 2010, this amount also includes beneficial interests in eight securitized financial assets for which an irrevocable election was made to use the fair value option. These securities contain an embedded derivative feature. These securities were valued at $38.2 million as of December 31, 2010. This election was not in existence at December 31, 2009.

13.

Fair Value of Financial Instruments (continued)

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, or are based on disorderly transactions or inactive markets, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

We determine fair value as the price received in an orderly transaction. Thus, we evaluate broker pricing indications, if available, to determine whether the weight of evidence indicates that markets are inactive, or transactions are disorderly. In order to determine whether the volume and level of activity for an asset or liability has significantly decreased, we compare current activity with normal market activity for the asset or liability. We may observe a notable decrease in the number of recent transactions, and the significant decline or absence of a market for new issuances for the security or a similar security. If we do receive a broker pricing indication, we look for substantiation, such as a significant increase in implied liquidity risk premiums, yields, or performance indications when compared to the expected cash flow analysis. We look to see if the pricing indications have varied substantially in a short amount of time where no fundamental event or occurrence has prompted the large variation, or if there is a significant increase in the bid-ask spread. We review published indexes that may have been historically highly correlated with the fair values that no longer are representative of an active market. For corporate positions, we utilize TRACE, for which published trade activity is made available, to assess trading activity levels. For other positions, we rely on many factors such as the observable flows through Bloomberg, trading levels and activity as reported by market participants, and industry publications that speak to trading volume and current market conditions. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if there has been a significant decrease in the volume and level of activity for an asset, or group of similar assets.

Similarly, in order to identify transactions that are not orderly, we take into consideration the activity in the market as stated above, because that can influence the determination and occurrence of an orderly transaction. In addition, we assess the period of the exposure to the market before measurement date to determine adequacy for customary marketing activities. Also, we look to see if it was marketed to a single or limited number of participants. We assess the financial condition of the seller, if available, to determine whether observed transactions may have been forced. If the trading price is an outlier when compared to similar recent transactions, we consider whether this is an indicator of a disorderly trade. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if the evidence suggests that a transaction or group of similar transactions is not orderly.

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value.

Structured Securities

For structured securities, we consider the best estimate of cash flows until maturity to determine our ability to collect principal and interest and compare this to the anticipated cash flows when the security was purchased. In addition, management judgment is used to assess the probability of collecting all amounts contractually due to us. After consideration is given to the available information relevant to assessing the collectibility, including historical events, current conditions and reasonable forecasts, an estimate of future cash flows is determined. This includes evaluating the remaining payment terms, prepayment speeds, the underlying collateral, expected defaults using current default data and the financial condition of the issuer. Other factors considered are composite credit ratings, industry forecast, analyst reports and other relevant market data are also considered, similar to those the Company believes market participants would use. For securities for which observable market data is available and substantiated, valuations reflect the quoted fair value.

To determine fair values for certain structured, CLO and CDO assets for which current pricing indications either do not exist, or are based on inactive markets or sparse transactions, we utilize model pricing using a third-party forecasting application that leverages historical trustee information for each modeled security. Principal and interest cash flows are modeled under various default scenarios for a given tranche of a security in accordance with its contractual cash flow priority of claim and subordination with respect to credit losses. The key assumptions include the level of annual default rates, loss-given-default or recovery rate, collateral prepayment rate and reinvestment spread.

13.

Fair Value of Financial Instruments (continued)

Fair value is then determined based on discounted projected cash flows. We use a discount rate based upon a combination of the current U.S. Treasury rate plus the most recent gross CDO/CLO spreads (including the corresponding swap spread) by original tranche rating, which is representative of the inherent credit risk exposure in a deal’s capital structure. A credit loss margin is then deducted from this blended rate equal to the baseline annual default rate times a loss severity rate. The rationale behind the deduction of such credit loss margins is necessary as the projected cash flows have already been default risk-adjusted, taking into account the impact of the projected credit losses in the underlying collateral.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange. Therefore, the majority of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters. These positions are classified within Level 2 of the valuation hierarchy. Such derivatives include basic interest rate swaps, options and credit default swaps.

Fair values for OTC derivative financial instruments, principally forwards, options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in settlement of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using pricing models based on the net present value of estimated future cash flows and directly observed prices from exchange-traded derivatives or other OTC trades, while taking into account the counterparty’s credit ratings, or our own credit ratings, as appropriate. Determining the fair value for OTC derivative contracts can require a significant level of estimation and management judgment.

New and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the consolidated financial statements. For long-dated and illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. This enables us to mark to market all positions consistently when only a subset of prices are directly observable. Values for OTC derivatives are verified using observed information about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we continually refine our pricing models to correlate more closely to the market risk of these instruments.

Retained Interest in Securitization

Retained interests in securitizations do not trade in an active, open market with readily observable prices. Accordingly, we estimate the fair value of certain retained interests in securitizations using discounted cash flow (“DCF”) models.

For certain other retained interests in securitizations (such as interest-only strips), a single interest rate path DCF model is used and generally includes assumptions based upon projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and contractual interest paid to third-party investors. Changes in the assumptions used may have a significant impact on our valuation of retained interests and such interests are, therefore, typically classified within Level 3 of the valuation hierarchy.

We compare the fair value estimates and assumptions to observable market data where available and to recent market activity and actual portfolio experience.

13.

Fair Value of Financial Instruments (continued)

Private Equity Investments

The valuation of non-public private equity investments requires significant management judgment due to the absence of quoted market prices, an inherent lack of liquidity and the long-term nature of such assets. Private equity investments are valued initially based upon transaction price. The carrying values of private equity investments are adjusted either upwards or downwards from the transaction price to reflect expected exit values as evidenced by financing and sale transactions with third parties, or when determination of a valuation adjustment is confirmed through ongoing reviews by senior investment managers. A variety of factors are reviewed and monitored to assess positive and negative changes in valuation including, but not limited to, current operating performance and future expectations of the particular investment, industry valuations of comparable public companies, changes in market outlook and the third-party financing environment over time. In determining valuation adjustments resulting from the investment review process, emphasis is placed on current company performance and market conditions. Private equity investments are included in Level 3 of the valuation hierarchy.

Private equity investments may also include publicly held equity securities, generally obtained through the initial public offering of privately held equity investments. Such securities are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions. Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security.

Separate Accounts

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of Phoenix Life. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

Fair Value of Investment Contracts

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

Valuation of Embedded Derivatives

We make guarantees on certain variable and fixed indexed annuity contracts, including GMAB and GMWB as well as provide credits based on the performance of certain indices (“index credits”) on our fixed annuity contracts that meet the definition of an embedded derivative. The GMAB and GMWB embedded derivatives are accounted for at fair value using a risk neutral stochastic valuation methodology with changes in fair value recorded in realized investment gains. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our internally developed assumptions related to mortality rates, lapse rates and policyholder behavior. The fair value of the embedded derivatives associated with our fixed indexed annuity is calculated using the budget method where the initial value is established based on the fair value of the options used to hedge the liabilities. The budget amount for future years is based on the impact of projected interest rates on the discounted liabilities. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior. As there are significant unobservable inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3 within the fair value hierarchy.

13.

Fair Value of Financial Instruments (continued)

Our fair value calculation includes a credit standing adjustment (the “CSA”). The CSA represents the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (“nonperformance risk”). In analyzing various alternatives to the CSA calculation, we determined that we could not use credit default swap spreads as there are no such observable instruments on Phoenix’s life insurance subsidiaries nor could we consistently obtain an observable price on the surplus notes issued by Phoenix Life, as the surplus notes are not actively traded. Therefore, when discounting the rider cash flows for calculation of the fair value of the liability, we calculated the CSA that reflects the credit spread (based on a Standard & Poor’s BB- credit rating) for financial services companies similar to the Company’s life insurance subsidiaries. This average credit spread is recalculated every quarter therefore the fair value will change with the passage of time even in the absence of any other changes that would affect the valuation. The impact of the CSA at December 31, 2010 and 2009 was a reduction of $19.9 million and $18.5 million in the reserves associated with these riders, respectively.

Indebtedness

Fair value of indebtedness is based on quoted market prices.

Level 3 Financial Assets and Liabilities

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

Level 3 Financial Assets:	As of December 31, 2010
($ in millions)				Asset-		Common	Fair Value	Total
	CDO/CLO	RMBS	Corp	Backed	CMBS	Stock	Options	Assets

Balance, beginning of period	$255.2	$118.5	$283.6	$84.8	$56.5	$19.2	$--	$817.8
Purchases	19.5	4.8	91.2	36.1	2.6	4.9	--	159.1
Sales	(29.7)	(33.7)	(141.2)	(24.1)	(11.9)	--	--	(240.6)
Adjustment for initial application of accounting changes(1)	(20.6)	--	--	(9.6)	(8.0)	--	38.2	--
Transfers into Level 3(2)	--	0.3	26.5	8.7	--	5.6	--	49.5
Transfers out of Level 3(3)	--	(41.4)	(43.7)	(26.5)	--	--	--	(120.0)
Realized gains (losses) included in earnings	(16.2)	1.0	18.7	(6.6)	(5.1)	(2.0)	--	(10.2)
Unrealized gains (losses) included in other comprehensive income (loss)	40.3	0.5	32.8	4.9	22.1	18.6	--	119.2
Amortization/accretion	0.5	0.6	--	0.3	0.1	--	--	1.5
Balance, end of period	$249.0	$50.6	$267.9	$68.0	$56.3	$46.3	$38.2	$776.3

———————

(1)

Adjustment from available-for-sale debt securities to fair value option investments upon adoption of ASC 815, Derivatives and Hedging, as of July 1, 2010.

(2)

Transfers into Level 3 for the year ended December 31, 2010 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(2)

Transfers out of Level 3 for the year ended December 31, 2010 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

13.

Fair Value of Financial Instruments (continued)

Level 3 Financial Assets:	As of December 31, 2009
($ in millions)				Asset-		Common	Total
	CDO/CLO	RMBS	Corp	Backed	CMBS	Stock	Assets

Balance, beginning of year	$183.0	$106.2	$489.0	$91.5	$81.5	$23.4	$974.6
Purchases	17.7	46.8	106.6	56.8	10.8	0.7	239.4
Sales	(39.0)	(24.4)	(228.9)	(61.9)	(33.5)	(3.0)	(390.7)
Transfers into Level 3(1)	9.7	2.1	150.4	19.4	--	1.1	182.7
Transfers out of Level 3(2)	(22.5)	(10.7)	(289.8)	(40.0)	(15.9)	--	(378.9)
Realized gains (losses)	(17.8)	(2.5)	(16.4)	(9.6)	(0.8)	(3.0)	(50.1)
Unrealized gains (losses) included in other comprehensive income (loss)	123.7	(1.9)	71.3	27.8	14.2	--	235.1
Amortization/accretion	0.4	2.9	1.4	0.8	0.2	--	5.7
Balance, end of year	$255.2	$118.5	$283.6	$84.8	$56.5	$19.2	$817.8

———————

(1)

Transfers into Level 3 for the year ended December 31, 2009 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(2)

Transfers out of Level 3 for the year ended December 31, 2009 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

Level 3 Financial Liabilities:	Years Ended December 31,
($ in millions)	2010	2009
	Embedded Derivatives

Balance, beginning of year	$25.5	$118.5
Net purchases/(sales)	--	--
Transfers into Level 3	--	--
Transfers out of Level 3	--	--
Realized (gains) losses	(11.6)	(93.0)
Unrealized (gains) losses included in other comprehensive loss	--	--
Amortization/accretion	--	--
Balance, end of year	$13.9	$25.5
Portion of (gain) loss included in net loss relating to those liabilities still held	$(11.6)	$(93.0)

14.

Income Taxes

Allocation of Income Taxes:	Years Ended December 31,
($ in millions)	2010	2009	2008

Income tax expense (benefit) applicable to:
Current	$--	$(1.0)	$59.4
Deferred	1.8	(18.2)	(152.4)
Continuing operations	1.8	(19.2)	(93.0)
Discontinued operations	0.6	3.0	1.5
Income tax expense (benefit)	$2.4	$(16.2)	$(91.5)

Income taxes paid	$6.9	$66.8	$6.0

14.

Income Taxes (continued)

Effective Income Tax Rate:	Years Ended December 31,
($ in millions)	2010	2009	2008

Income (loss) from continuing operations before income taxes and minority interest	$6.8	$(65.2)	$(233.6)
Income tax expense (benefit) at statutory rate of 35%	2.4	(22.8)	(81.8)
Dividend received deduction	(0.9)	(2.2)	(4.8)
Low income housing tax credit	(1.0)	(2.5)	(3.5)
Valuation allowance increase (release)	(16.2)	34.5	--
Realized losses (gains) on available-for-sale securities pledged as collateral	--	(20.0)	1.5
State income taxes (benefit)	0.4	(1.1)	2.2
Expiration of tax attribute carryovers	14.9	--	--
Tax interest	0.3	(0.1)	0.2
ASC 740 decrease	(0.1)	(9.3)	(6.5)
IRS audit settlements / adjustments	--	8.2	--
Other, net	2.0	(3.9)	(0.3)
Income tax expense (benefit) applicable to continuing operations	$1.8	$(19.2)	$(93.0)
Effective income tax rates	26.5%	29.4%	39.8%

Deferred Income Tax Balances Attributable to Temporary Differences:	As of December 31,
($ in millions)	2010	2009
Deferred income tax assets
Future policyholder benefits	$169.6	$212.3
Unearned premiums / deferred revenues	91.2	103.7
Employee benefits	48.8	55.3
Investments	15.9	76.9
Net operating and capital loss carryover benefits	123.6	128.5
Foreign tax credits carryover benefits	1.7	14.6
General business tax credits	35.2	35.5
Valuation allowance	(5.2)	(25.8)
Gross deferred income tax assets	480.8	601.0

Deferred tax liabilities
Deferred policy acquisition costs	(368.0)	(455.3)
Other	(17.5)	(9.7)
Gross deferred income tax liabilities	(385.5)	(465.0)
Deferred income tax assets	$95.3	$136.0

As of December 31, 2010, we performed our assessment of net deferred tax assets. Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. We carried a valuation allowance of $5.2 million on $100.5 million of net deferred tax assets at December 31, 2010, due to uncertainties related to our ability to utilize the deferred tax assets. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets are expected to reverse.

We concluded that a valuation allowance on the remaining $95.3 million of deferred tax assets at December 31, 2010, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income from our operations and consideration of available tax planning strategies and actions that could be implemented, if necessary, as well as the expiration dates and amounts of carryforwards related to net operating losses, capital losses, foreign tax credits and general business tax credits. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets.

As of December 31, 2010, $123.6 million of net operating and capital loss carryover benefits were included in the federal tax asset. Of this amount, $66.3 million related to $189.4 million of federal net operating losses which are scheduled to expire in 2021 through 2030. An additional $56.2 million related to $160.6 million of federal capital losses which are scheduled to expire in 2012, 2013, 2014 and 2015. The remaining amount of $1.1 million is attributable to state net operating losses. As of December 31, 2010, a valuation allowance of $4.1 million and $1.1 million was carried against the federal and state net operating loss carryforwards, respectively.

14.

Income Taxes (continued)

As of December 31, 2010, we had deferred income tax assets of $35.2 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2030.

As of December 31, 2010, we had deferred income tax assets of $1.7 million related to foreign tax credit carryovers, which are expected to expire between the 2015 and 2019 tax years.

Together with The Phoenix Companies, Phoenix Life is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2008. During 2010, the Company resolved examinations issues for tax years 2006 and 2007. No material unanticipated assessments were incurred, and we adjusted our liability for uncertain tax positions accordingly.

We assess all significant tax positions to determine if a liability for uncertain tax positions is necessary, and, if so, the impact on the current and deferred income tax balances. Also, if indicated, we recognize interest or penalties related to income taxes as a component of the income tax provision. The interest and penalties recorded during the 12 month periods ending December 31, 2010 and 2009 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2010.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years. Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the existing unrecognized tax benefits that would have a material impact on the financial position of the company.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits:	2010	2009	2008
($ in millions)
Balance, beginning of year	$0.1	$8.7	$17.4
Reductions for tax positions of prior years	(0.1)	--	(6.6)
Settlements with taxing authorities	--	(8.6)	(2.1)
Balance, end of year	$--	$0.1	$8.7

15.

Other Comprehensive Income

Sources of Other Comprehensive Income:	Years Ended December 31,
($ in millions)	2010		2009		2008
	Gross	Net	Gross	Net	Gross	Net

Unrealized gains (losses) on investments	$612.1	$90.6	$1,244.9	$484.6	$(1,847.9)	$(615.5)
Net realized investment (gains) losses on available-for-sale securities included in net income	(3.8)	(4.8)	120.4	44.4	266.1	84.0
Net unrealized investment gains (losses)	608.3	85.8	1,365.3	529.0	(1,581.8)	(531.5)
Effect of deconsolidation of CDOs	--	--	31.8	31.8	--	--
Net unrealized foreign currency translation adjustment	(1.4)	(0.4)	--	--	0.6	0.4
Other assets	(32.3)	(32.1)	--	--	--	--
Net unrealized derivative instruments gains (losses)	28.4	12.1	(6.1)	(4.0)	12.0	9.8
Other comprehensive income (loss)	603.0	$65.4	1,391.0	$556.8	(1,569.2)	$(521.3)
Applicable policyholder dividend obligation	298.7		78.4		(128.0)
Applicable deferred policy acquisition cost amortization	198.9		603.6		(709.3)
Applicable deferred income tax expense (benefit)	40.0		152.2		(210.6)
Offsets to other comprehensive income	537.6		834.2		(1,047.9)
Other comprehensive income (loss)	$65.4		$556.8		$(521.3)

Components of Accumulated Other Comprehensive Income:	As of December 31,
($ in millions)	2010		2009
	Gross	Net	Gross	Net

Unrealized losses on investments	$288.2	$38.6	$(330.3)	$(48.9)
Unrealized foreign currency translation adjustment and other	--	--	1.4	0.4
Other assets	(0.5)	(0.3)	31.8	31.8
Unrealized losses on derivative instruments	(0.1)	(0.1)	(28.5)	(12.2)
Accumulated other comprehensive loss	287.6	$38.2	(325.6)	$(28.9)
Applicable policyholder dividend obligation	287.2		(16.6)
Applicable deferred policy acquisition costs	15.3		(186.0)
Applicable deferred income tax benefit	(53.1)		(94.1)
Offsets to accumulated other comprehensive income	249.4		(296.7)
Accumulated other comprehensive loss	$38.2		$(28.9)

16.

Employee Benefit Plans and Employment Agreements

The Phoenix Companies provides most of its employees and those of its subsidiaries with post-employment benefits that include retirement benefits, through pension and savings plans, and other benefits, including health care and life insurance. This includes three defined benefit pension plans covering our employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

The employee pension plan, covering substantially all employees, provides benefits up to the amount allowed under the Internal Revenue Code. The two supplemental plans provide benefits in excess of the primary plan. Retirement benefits under all plans are a function of years of service and compensation. The employee pension plan is funded with assets held in a trust while the supplemental plans are unfunded. Effective March 31, 2010, all benefit accruals under our funded and unfunded defined benefit plans were frozen.

In December 2009, The Phoenix Companies announced the decision to eliminate retiree medical coverage for current employees whose age plus years of service did not equal at least 65 as of March 31, 2010. Employees who remain eligible must still meet all other plan requirements to receive benefits. In addition, the cap on the company’s contribution to pre-65 retiree medical costs per participant will be reduced beginning with the 2011 plan year.

16.

Employee Benefit Plans and Employment Agreements (continued)

The funding requirements of The Phoenix Companies pension plan are dependent on interest rates and market performance. Significant assumptions made by The Phoenix Companies related to this plan include the discount rate and the long-term rate of return on plan assets. The discount rate assumption is developed using upon a yield curve approach comprised of bonds rated Aa or higher by Moody’s Investor Services or rated AA or higher by Standard & Poor’s with maturities between one and fifteen or more years. The long-term rate of return of plan assets is determined through modeling long-term returns and asset return volatilities.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits, is omitted as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated.

Employee benefit expense allocated to us for these benefits totaled $13.6 million, $37.4 million and $15.1 million for 2010, 2009 and 2008, respectively. Over the next 12 months, The Phoenix Companies expects to make contributions to the pension plans of which approximately $14.9 million will be allocated to us.

17.

Discontinued Operations

PFG Holdings, Inc.

On January 4, 2010, we signed a definitive agreement to sell PFG and its subsidiaries, including AGL Life Assurance Company, to Tiptree. Because of the divestiture, we determined that these operations are reflected as discontinued operations. The 2010 consolidated balance sheet has been presented with the gross assets and liabilities of discontinued operations in separate lines and the consolidated statements of income and comprehensive income have been presented with the net results from discontinued operations, shown after the results from continuing operations. We have reclassified prior period financial statements to conform to this change.

On June 23, 2010, the Company completed the divestiture of PFG and closed the transaction.

The definitive agreement to sell PFG contains a provision requiring the Company to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement. The Company intends to defend these matters vigorously.

The following table provides detailed information regarding the financial statement lines identified as discontinued operations as of December 31, 2009. There were no assets or liabilities on the balance sheet identified as discontinued operations related to PFG at December 31, 2010.

Summarized Balance Sheet for PFG Holdings, Inc.:	As of December 31,
($ in millions)	2010	2009

Policy loans	$--	$76.8
Other assets	--	45.4
Separate account assets	--	3,423.6
Total assets	$--	$3,545.8

Policy liabilities and accruals and other liabilities	$--	$108.1
Separate account liabilities	--	3,423.6
Total liabilities	$--	$3,531.7

17.

Discontinued Operations (continued)

Summarized Statement of Income for PFG Holdings, Inc.:	Years Ended December 31,
($ in millions)	2010	2009	2008

Total revenues	$10.3	$22.5	$24.3
Loss recognized on anticipated sale	--	(10.0)	--
Other benefits and expenses	(11.4)	(24.0)	(20.7)
Earnings before taxes	(1.1)	(11.5)	3.6
Income tax expense	--	--	1.2
Net income (loss) from discontinued operations	$(1.1)	$(11.5)	$2.4

Phoenix Life and Reassurance Company of New York

Included in the January 4, 2010 agreement with Tiptree was a provision for the purchase of PLARNY pending regulatory approval. On September 24, 2010, approval was obtained from the State of New York Insurance Department for Tiptree and PFG Holdings Acquisition Corporation to acquire PLARNY for an amount equal to its aggregate capital and surplus. The transaction closed on October 6, 2010. Because of the divestiture, these operations are reflected as discontinued operations. We have reclassified prior period financial statements to conform to this change.

Net income of $1.0 million, $0.3 million and $0.3 million was recognized during the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, there were no assets or liabilities related to PLARNY reflected as discontinued operations on the balance sheet. As of December 31, 2009, $13.7 million of assets and $0.1 million of liabilities were reflected as discontinued operations on the balance sheet. Prior to the closing of the transaction, PLARNY made a dividend distribution in the fourth quarter of 2010 of $10.0 million to its parent company, PM Holdings, Inc., in accordance with the sales agreement. A loss of $0.1 million was recognized during the year ended December 31, 2010 related to this transaction.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business. Losses of $3.2 million in 2010 and $71.7 million in 2009 were recognized primarily related to adverse developments which occurred during these respective years. A loss of $0.1 million was recognized in 2008. See Note 21 to these financial statements for additional information on our discontinued reinsurance operations.

Adjustments Related to Prior Years

During the year ended December 31, 2009, a loss of $82.8 million was recognized on our discontinued operations. Included in this loss was approximately $14.4 million associated with the correction of errors dating back to 1999. We have assessed the impact of these errors on all prior periods and have determined that the errors were not material to any individual year during the intervening period.

18.

Phoenix Life Statutory Financial Information and Regulatory Matters

Our insurance subsidiaries are required to file, with state regulatory authorities, annual statements prepared on an accounting basis prescribed or permitted by such authorities.

18.

Phoenix Life Statutory Financial Information and Regulatory Matters (continued)

As of December 31, 2010, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

•

policy acquisition costs are expensed when incurred;

•

impairments on investments are based on different assumptions;

•

surplus notes are included in surplus rather than debt;

•

postretirement benefit expense allocated to Phoenix Life from The Phoenix Companies relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;

•

life insurance reserves are based on different assumptions; and

•

deferred tax assets are limited to amounts reversing in a specified period with an additional limitation based upon 10% or 15% of statutory surplus, dependent on meeting certain risk-based capital (“RBC”) thresholds.

Phoenix Life requested as a permitted practice its intent to accelerate the admission of the remaining $13.7 million indemnity reserve related to Phoenix Life’s surplus notes into Phoenix Life’s statutory surplus as of December 31, 2008. The request was approved by the New York Department of Insurance on February 20, 2009.

Statutory Financial Data for Phoenix Life:	As of or for the Years Ended December 31,
($ in millions)	2010	2009	2008

Statutory capital, surplus, and surplus notes	$658.5	$517.2	$758.9
Asset valuation reserve (“AVR”)	104.7	57.0	94.4
Statutory capital, surplus, surplus notes and AVR	$763.2	$574.2	$853.3
Statutory gain from operations	$147.8	$29.2	$53.4
Statutory net income (loss)	$139.8	$(59.9)	$(82.3)

New York Insurance Law requires that New York life insurers report their RBC. RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York Insurance Law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries’ RBC was in excess of 200% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2010 and 2009.

Under New York Insurance Law, Phoenix Life is permitted to pay stockholder dividends in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life’s surplus to policyholders as of the immediately preceding calendar year or Phoenix Life’s statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $25.0 million in 2010 and under the above formula would be able to pay $64.8 million in dividends in 2011.

19.

Premises and Equipment

Premises and equipment are included in other general account assets in our balance sheet.

Cost and Carrying Value of Premises and Equipment:	As of December 31,
($ in millions)	2010		2009
		Carrying		Carrying
	Cost	Value	Cost	Value

Real estate	$89.7	$26.5	$89.7	$27.7
Equipment	98.9	30.4	234.7	35.7
Premises and equipment cost and carrying value	188.6	$56.9	324.4	$63.4
Accumulated depreciation and amortization	(131.7)		(261.0)
Premises and equipment	$56.9		$63.4

19.

Premises and Equipment (continued)

Depreciation and amortization expense for premises and equipment for 2010, 2009 and 2008 totaled $11.1 million, $26.3 million and $13.1 million, respectively. Depreciation and amortization expense for 2009 includes $13.5 million of impairments associated with capitalized costs, including certain software components no longer utilized. A complete inventory of premises and equipment was undertaken in 2010 which resulted in an adjustment to cost and accumulated depreciation related to fully depreciated assets no longer in use.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $1.6 million, $2.2 million and $2.2 million in 2010, 2009 and 2008, respectively. Future minimum rental payments under non-cancelable operating leases were $22.5 million as of December 31, 2010, payable as follows: 2011, $2.5 million; 2012, $1.9 million; 2013, $2.0 million; 2014, $1.9 million; 2015, $1.9 million; and thereafter, $12.3 million. These obligations include amounts for leased property of our discontinued operations of $0.2 million in 2010. All future obligations for leased property of our discontinued operations were assumed by the buyer upon the completion of the sale on June 23, 2010. See Note 16 to these financial statements for additional information.

20.

Related Party Transactions

Capital Contributions

We received no capital contributions from The Phoenix Companies during the year ended December 31, 2010. We received capital contributions from The Phoenix Companies of $7.5 million in cash during the year ended December 31, 2009 and $15.2 million in settlement of an intercompany payable during the year ended December 31, 2008.

Facility and Services Contracts

Phoenix Life has contracts to provide services and facilities to various subsidiaries of The Phoenix Companies. Expenses incurred by Phoenix Life related to services and facilities are allocated to, and subsequently reimbursed by, the respective subsidiaries. Allocated expenses and payable balances related to these contracts with affiliates are as follows:

•

Expenses allocated to Phoenix Life Solutions were $0, $0.2 million and $1.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. There were no amounts payable to Phoenix Life as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to The Phoenix Companies holding company were $5.3 million, $17.5 million and $36.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $0.7 million and $0.8 million as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to Saybrus Partners were $23.5 million, $0.5 million and $0 for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $4.0 million and $0.5 million as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to Goodwin Capital Advisors, Inc. were $19.6 million and $14.9 million and $0 for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $2.4 million and $1.5 million as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to Virtus Investment Partners, Inc. were $0, $0 and $23.4 million for the years ended December 31, 2010, 2009 and 2008, respectively. There were no amounts payable to Phoenix Life as of December 31, 2010 and 2009, respectively.

Other Related Party Transactions

Goodwin Capital Advisers, Inc. (“Goodwin”), an indirect wholly-owned subsidiary of The Phoenix Companies, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $6.9 million, $7.7 million and $10.0 million for 2010, 2009 and 2008, respectively. Amounts payable to Goodwin were $1.7 million and $1.6 million, as of December 31, 2010 and 2009, respectively.

Effective September 20, 2010, 1851 Securities, Inc., a wholly-owned subsidiary of PM Holdings Inc., became the principal underwriter of Phoenix Life’s variable life insurance policies and variable annuity contracts. Commissions paid by Phoenix Life were $16.9 million for the year ended December 31, 2010.

20.

Related Party Transactions (continued)

Prior to September 20, 2010, Phoenix Equity Planning Corporation, an indirect wholly-owned subsidiary of The Phoenix Companies, was the principal underwriter. Commissions paid by Phoenix Life were $11.8 million, $21.1 million and $59.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

State Farm Mutual Automobile Insurance Company (“State Farm”) is currently the owner of record of more than 5% of The Phoenix Companies outstanding common stock. In 2010, 2009 and 2008, we incurred $4.4 million, $29.3 million and $73.9 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

21.

Contingent Liabilities

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

The definitive agreement to sell PFG contains a provision requiring the Company to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement. The Company intends to defend these matters vigorously.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (“SEC”), the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers’ compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

21.

Contingent Liabilities (continued)

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers’ compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We have been engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes or investigations have been substantially resolved or settled.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total policy liabilities and accruals are $49.7 million and $69.8 million as of December 31, 2010 and 2009, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $9.1 million and $1.8 million as of December 31, 2010 and 2009, respectively. During 2010 and 2009, we received and evaluated additional claims information that became available from certain ceding companies. In 2009, we also resolved a dispute with a ceding company that had been the subject of arbitration and commuted certain contracts with other ceding companies.  Losses of $3.2 million in 2010 and $71.7 million in 2009 were recognized primarily related to adverse developments which occurred during these respective years. A loss of $0.1 million was recognized in 2008.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.

22.

Other Commitments

During 2008, we announced an amendment to our agreement under with HP Enterprise Services related to the management of our infrastructure services. The amendment covered the year 2009 to 2015. We have five years remaining on the agreement. The remaining commitment total is $78.7 million.

During the normal course of business, Phoenix Life enters into agreements to fund limited partnerships that make debt and equity investments. As of December 31, 2010, the Company had unfunded commitments of $222.7 million under such investments, of which $65.7 million is expected to be funded by December 31, 2011.

In addition, the Company enters into agreements to purchase private placement investments. At December 31, 2010, the Company had open commitments of $23.2 million under such agreements which are expected to be funded by December 31, 2011.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. As of December 31, 2010, we have funded $2.3 million under this guarantee and have established a receivable from the respective partnership for this amount. We believe the receivable to be fully collectible. An additional $5.1 million of unfunded commitments remain subject to this guarantee.

23.

Subsequent Events

We evaluated events subsequent to December 31, 2010 and through April 25, 2011, the date of issuance of these consolidated financial statements. We have determined there have been no events that have occurred that would require adjustments to our consolidated financial statements. Significant events requiring additional disclosure are as follows:

On March 24, 2011, Standard & Poor’s affirmed our financial strength rating of BB- and our senior debt rating of CCC+. They revised its outlook to stable from negative.

On February 8, 2011, A.M. Best Company, Inc. affirmed our financial strength rating of B+ and our senior debt rating of bb-. They revised their outlook from negative to stable.

PART C

Item 24.	Financial Statements and Exhibits.

(a)	Financial Statements.

(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2010; Statement of Operations for the year ended December 31, 2010; Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009; and Notes to Financial Statements are filed herewith.

(2)	The financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of Phoenix Life Insurance Company include: Balance Sheets as of December 31, 2010 and 2009; Statements of Income and Comprehensive Income, Statements of Stockholder’s Equity and Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008; and Notes to the Financial Statements are filed herewith.

(b)	Exhibits.

(1)	Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

(2)	Not Applicable.

(3)	Distribution of Contracts.

	(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-68872), filed via EDGAR on November 15, 2001.

	(b)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

	(c)	Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company (Phoenix) and Phoenix Equity Planning Corporation (“PEPCO”), dated February 5, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

	(d)	Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company and 1851 Securities, Inc., dated September 21, 2010, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 28, 2011.

(4)	(a)	Form of Contract (Big Edge Form No. 1017) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 002-78020), filed via EDGAR on October 23, 1986, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(b)	Form of Contract (Big Edge Plus Form No. 2646) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 002-78020), filed via EDGAR on May 2, 1988 and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(c)	Form of Contract (Group Strategic Edge Form Nos. GD601 and GD603) is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form N-4 (File No. 002-78020), filed via EDGAR on April 29, 1993, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(d)	Form of Contract (Big Edge Choice for New York Form No. D602) is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 (File No. 002-78020), filed via EDGAR on February 28, 1997.

	(e)	Form of Contract (The Phoenix Edge-VA for New York Form No. D602NY) is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

	(f)	Form of Contract (Phoenix Spectrum Edge Form No. 612) is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-4 (File No. 002-78020), filed via EDGAR on September 13, 2001.

	(g)	Guaranteed Minimum Income Benefit Rider (Form Number DR81) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

	(h)	Guaranteed Minimum Accumulation Benefit Rider (Form DR84) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

	(i)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. 06GMWB) is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

	(j)	Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness (Form No. 08HNW) is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(5)	(a)	Form of Application (Big Edge Form No. OL2502) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 002-78020), filed via EDGAR on October 23, 1986, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(b)	Form of Application (Big Edge Plus Form No. OL1340) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 002-78020), filed via EDGAR on May 2, 1988, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(c)	Form of Application (Group Strategic Edge Form No. OL2318) is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form N-4 (File No. 002-78020), filed via EDGAR on April 29, 1993, and Registrant’s Post-Effective Amendment No. 26 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 1997.

	(d)	Form of Application (Big Edge Choice for New York Form No. OL2115NY) is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 (File No. 002-78020), filed via EDGAR on February 28, 1997.

	(e)	Form of Application (The Phoenix Edge-VA for New York Form No. OL2744NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

	(f)	Form of Application (Phoenix Spectrum Edge, Form No. OL3174) is incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-4 (File No. 002-78020), filed via EDGAR on September 13, 2001.

(6)	(a)	Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

	(b)	Amended and Restated Bylaws of Phoenix Life Insurance Company dated December 1, 2004 is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

(7)	Not Applicable.

(8)	(a)	Participation Agreements.

	(1)	(a) Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

	(e)	Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

	(f)	Amendment No. 5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

	(g)	Amendment No. 6 to Participation Agreement as of September 20, 2010 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company (“PHLVIC”), Phoenix Life Insurance Company (“PLIC”), Phoenix Life and Annuity Company (“PLAC”), and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(2)	(a)	Amended and Restated Fund Participation Agreement dated May 6, 2008 by and among Phoenix Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management LLP and Columbia Management Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

	(b)	Consent to Assignment of Participation Agreement dated March 29, 2010 between Columbia Management Distributors, Inc. (“CMDI”) and Phoenix Life Insurance Company to RiverSource Fund Distributors, Inc. (“RSFD”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(3)	(a)	Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(b)	Amendment to Fund Participation Agreement dated December 22, 2009 among Federated Securities Corp., Federated Insurance Series, and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

	(c)	First Addendum to Fund Participation Agreement dated January 19, 2010 by and between Phoenix Life Insurance Company (“Insurer”) and Federated Securities Corp. (“FSC”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(4)	(a)	Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033- 06793), filed via EDGAR on April 29, 2002.

	(b)	Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(c)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(d)	Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(5)		Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(6)	(a)	Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Phoenix Life Insurance Company, dated August 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010 .

	(b)	First Amendment to Amended and Restated Participation Agreement by and among Phoenix Life Insurance Company (the “Company”), Fidelity Distributors Corporation (the “Underwriter”), and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products V, dated August 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(7)	(a)	Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

	(b)	Amendment No. 1 effective April 30, 2010 to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (“AVIF”), AIM Distributors, Inc., Phoenix Home Life Mutual Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

	(c)	Amendment No. 2 effective September 20, 2010 to Participation Agreement dated March 29, 2001 by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Phoenix Home Life Mutual Insurance Company and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(8)		Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

(9)		Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

(10)		Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC is incorporated by reference to Post-Effective Amendment No. 2 on Form N-4 (File No. 333-123035), filed via EDGAR on April 27, 2006.

(11)		Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR, on December 19, 2006.

(12)		Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR, on December 19, 2006.

(13)		Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(14)		Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(15)	(a)	Amended and Restated Participation Agreement dated March 31, 2009 by and between The Phoenix Edge Series Fund, Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

	(b)	Amended and Restated Participation Agreement dated September 2, 2010 by and among The Phoenix Edge

Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company, and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

	(c)	Participation Agreement as of November 5, 2010 among Virtus Variable Insurance Trust, VP Distributors, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(16)		Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(17)	(a)	Participation Agreement dated April 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

	(b)	Amendment No. 1, effective September 20, 2010, to Participation Agreement dated April 1, 2008, by and among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein L.P., and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 11 on Form N-4 (File No. 333-123035), filed via EDGAR on April 29, 2011.

(18)	(a)	Participation Agreement dated February 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

	(b)	Consent to Assignment of Participation Agreement effective February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.

	(c)	Amendment as of September 20, 2010 to Participation Agreement dated February 1, 2008, by and among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation, as amended by a consent to assignment dated December 12, 2008 from Ameritas Investment corp. to Calvert Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(19)		Amended and Restated Participation Agreement of November 19, 2010 by and among Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”), (together “Phoenix”), Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(b)	Other Material Contracts:

(1)		Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(2)		Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(3)		Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

(4)		Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 6 on

Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

	(5)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

	(6)	Consent to Assignment of Rule 22c-2 Shareholder Information Agreement dated March 29, 2010 between Columbia Management Services, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

	(7)	Rule 22c-2 Shareholder Information Agreement as of November 5, 2010 by and among VP Distributors, Inc. (“Fund Agent”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (together “Insurance Company”), and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

	(8)	Distribution and Administrative Services Agreement as of November 5, 2010 among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, Inc. (“VPD”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

	(9)	Investment Performance Calculation Agreement as of November 5, 2010 by and among The Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, (collectively, “Phoenix”) and Virtus Partners, Inc. (“Virtus”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(9)		Written Opinion and Consent of Counsel is filed herewith.

(10)	(a)	Written Consent of Registered Independent Public Accountant is filed herewith.

	(b)	Powers of Attorney are incorporated by reference to Post- Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(11)		Not Applicable.

(12)		Not Applicable.

Item 25.	Directors and Executive Officers of the Depositor.

Name and Principal Business Address	Positions and Offices with Depositor
Martin N. Baily The Brookings Institution Washington, D.C.	Director

Arthur P. Byrne J.W. Childs Associates Boston, MA	Director

Sanford Cloud, Jr.*	Director

Gordon J. Davis, Esq. Dewey and LeBoeuf, LLP New York, NY	Director

John H. Forsgren*	Director

Ann Maynard Gray*	Director

Jerry J. Jasinowski*	Director

Thomas S. Johnson New York, NY	Director and Chairman of the Board

Augustus K. Oliver, II Oliver Press Partners, LLC 152 West 57th Street 46 th Floor New York, NY	Director

Arthur F. Weinbach Broadridge Financial Solutions, Inc. 5 ADP Boulevard Roseland, NJ	Director

Philip K. Polkinghorn*	Senior Executive Vice President and President, Life and Annuity

John T. Mulrain*	Executive Vice President, General Counsel and Secretary

James D. Wehr*	Director, President and Chief Executive Officer

Michael E. Hanrahan*	Vice President and Chief Accounting Officer

Peter A. Hofmann*	Senior Executive Vice President and Chief Financial Officer and Treasurer

*	The principal business address of this individual is One American Row, Hartford, CT 06102-5056.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Goodwin Capital Advisers, Inc. (100%) New York

Phoenix Distribution Holding Company (100%) Connecticut

Phoenix Investment Management Company (100%) Connecticut

Phoenix Life Solutions, Inc (100%) Delaware

Phoenix National Trust Holding Company (100%) Connecticut

PML International Insurance Limited (100%) Bermuda

Saybrus Partners, Inc. (85.456%) Delaware

Saybrus Holdings, Inc. (100%) Delaware

Saybrus Equity Services, Inc. (100%) Delaware

Phoenix Life Insurance Company (100%) New York

Holland Re Holdings, LLC (100%)

Holland Re, Inc. (100%)

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

1851 Securities, Inc. (100%) Delaware

American Phoenix Life and Reassurance Company (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHL Variable Accumulation Account II (100%) Connecticut

PHL Variable Accumulation Account III (100%) Connecticut

PHL Variable Separate Account MVA1 (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

PHL Variable VA Account 1 (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Separate Account MVA1, PHL Variable VA Account 1, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account,) all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners.

On February 27, 2011 there were 8,530 qualified and 5,274 nonqualified contract owners.

Item 28.	Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

“To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employee of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney’s fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

1851 Securities, Inc. (“1851 Securities”)

(a)	1851 Securities serves as the principal underwriter for the following entities:

Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, PHL Variable VA Account 1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.

(b)	Directors and Executive Officers of 1851 Securities.

Name	Position
John H. Beers	Vice President and Secretary
Susan L. Guazzelli	Second Vice President and Treasurer
Philip K. Polkinghorn	President and Chief Executive Officer
Katherine E. Storch	Assistant Vice President and Chief Compliance Officer
Gary C. Tebbetts	Chief Financial Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

(c)	1851 Securities received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 30.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102-5056.

Item 31.	Management Services.

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the Contract owner, for use in conjunction with the Contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year	Fee Paid
2010	0
2009	$125,000
2008	$70,000

Item 32.	Undertakings.

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b)	Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 59 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 59 to Registration Statement No. 002-78020 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 29th day of April, 2011.

Phoenix Life Variable Accumulation Account (Registrant)

By:
*James D. Wehr, President and Chief Executive Officer of Phoenix Life Insurance Company

Phoenix Life Insurance Company

By:
*James D. Wehr, President and Chief Executive Officer

By:	/S/ KATHLEEN A. MCGAH
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to Power of Attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 59 to Registration Statement No. 002-78020 on April 29, 2011.

Signature	Title

*James D. Wehr	Director, President and Chief Executive Officer

*Michael E. Hanrahan	Chief Accounting Officer

*Peter A. Hofmann	Chief Financial Officer

*Martin N. Baily	Director

*Arthur P. Byrne	Director

*Sanford Cloud, Jr.	Director

*Gordon J. Davis	Director

*John H. Forsgren	Director

*Ann Maynard Gray	Director

*Jerry J. Jasinowski	Director

1

*Thomas S. Johnson	Director

*Augustus K. Oliver, II	Director

*Arthur F. Weinbach	Director

/S/ KATHLEEN A. MCGAH *Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney

2

Exhibit Index

Exhibit 24(b)(9)	Opinion and Consent of Counsel

Exhibit 24(b)(10)(a)	Consent of Independent Registered Public Accounting Firm